GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Brazil – 3.8%
776,122	Ambev SA (Consumer Staples)	$ 2,324,140
210,128	Atacadao SA (Consumer Staples)	858,054
703,427	B3 SA – Brasil Bolsa Balcao (Financials)	1,895,658
468,334	Banco Bradesco SA (Financials)	1,668,315
670,256	BB Seguridade Participacoes SA (Financials)	3,802,068
327,779	Cia Siderurgica Nacional SA (Materials)	1,510,719
115,907	Energisa SA (Utilities)	1,086,521
131,837	Engie Brasil Energia SA (Utilities)	1,221,383
320,069	Equatorial Energia SA (Utilities)	1,606,221
164,508	Klabin SA (Materials)	775,568
155,175	Lojas Renner SA (Consumer Discretionary)	871,071
199,207	Natura & Co. Holding SA (Consumer Staples)	692,386
573,429	Petroleo Brasileiro SA (Energy)	4,024,870
622,190	Raia Drogasil SA (Consumer Staples)	2,711,397
157,569	Suzano SA (Materials)	1,778,994
234,431	Telefonica Brasil SA (Communication Services)	2,525,578
196,134	TIM SA (Communication Services)	596,026
663,311	Vale SA (Materials)	12,067,708
275,178	WEG SA (Industrials)	1,473,276

		43,489,953

Chile – 0.5%
944,410	Cencosud SA (Consumer Staples)	1,515,003
275,348	Cia Cervecerias Unidas SA (Consumer Staples)	1,967,010
269,100	Empresas CMPC SA (Materials)	465,555
95,373	Empresas Copec SA (Energy)	757,793
7,021,188	Enel Americas SA (Utilities)	760,636

		5,465,997

China – 30.5%
66,314	360 DigiTech, Inc. ADR (Financials)	1,043,119
427,758	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,387,136
1,328,793	3SBio, Inc. (Health Care)*(a)	987,421
3,156,930	Agricultural Bank of China Ltd., Class A (Financials)	1,432,089

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,952,970	Agricultural Bank of China Ltd., Class H (Financials)	$ 1,887,615
86,399	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	480,670
23,048	Airtac International Group (Industrials)	754,370
1,982,051	Alibaba Group Holding Ltd. (Consumer Discretionary)*	24,316,002
73,433	Anhui Conch Cement Co. Ltd., Class A (Materials)	404,907
163,160	Anhui Conch Cement Co. Ltd., Class H (Materials)	827,701
198,282	ANTA Sports Products Ltd. (Consumer Discretionary)	2,261,950
18,619	Autohome, Inc. ADR (Communication Services)	676,614
1,102,937	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	554,821
25,990	Baidu, Inc. ADR (Communication Services)*	3,647,697
2,117,367	Bank of Beijing Co. Ltd., Class A (Financials)	1,401,138
432,455	Bank of Changsha Co. Ltd., Class A (Financials)	493,354
3,396,357	Bank of China Ltd., Class A (Financials)	1,622,059
10,499,774	Bank of China Ltd., Class H (Financials)*	4,215,675
2,246,383	Bank of Communications Co. Ltd., Class A (Financials)	1,651,307
2,770,730	Bank of Communications Co. Ltd., Class H (Financials)	1,889,403
1,531,405	Bank of Jiangsu Co. Ltd., Class A (Financials)	1,471,932
707,045	Bank of Nanjing Co. Ltd., Class A (Financials)	1,143,229
1,159,083	Bank of Shanghai Co. Ltd., Class A (Financials)	1,112,334
1,658,173	BBMG Corp., Class A (Materials)	697,588
622,450	Beijing Enterprises Holdings Ltd. (Utilities)	2,181,794
1,415,778	Beijing Enterprises Water Group Ltd. (Utilities)	469,186
469,540	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	343,048
53,704	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	1,024,247

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
24,608	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A (Information Technology)*	$ 465,310
761,519	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	555,229
82,301	BGI Genomics Co. Ltd., Class A (Health Care)	809,653
22,200	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	489,175
1,718,300	BOE Technology Group Co. Ltd., Class A (Information Technology)	974,991
2,360,839	Bosideng International Holdings Ltd. (Consumer Discretionary)	1,254,813
25,487	BYD Co. Ltd., Class A (Consumer Discretionary)	1,129,122
65,608	BYD Co. Ltd., Class H (Consumer Discretionary)	2,341,485
193,977	By-health Co. Ltd., Class A (Consumer Staples)	577,627
421,848	Caitong Securities Co. Ltd., Class A (Financials)	454,096
4,383,007	CGN Power Co. Ltd., Class H (Utilities)(a)	1,150,843
14,351	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)*	356,401
467,500	Changjiang Securities Co. Ltd., Class A (Financials)	398,251
61,497	Chengxin Lithium Group Co. Ltd., Class A (Materials)	452,430
4,373,052	China Cinda Asset Management Co. Ltd., Class H (Financials)	741,332
3,136,398	China CITIC Bank Corp. Ltd., Class H (Financials)	1,519,118
1,344,774	China Communications Services Corp. Ltd., Class H (Industrials)	630,774
139,476	China Conch Venture Holdings Ltd. (Industrials)	362,666
1,353,313	China Construction Bank Corp., Class A (Financials)	1,211,608
12,989,117	China Construction Bank Corp., Class H (Financials)	9,668,722
946,959	China Everbright Bank Co. Ltd., Class A (Financials)	442,332

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,876,829	China Everbright Bank Co. Ltd., Class H (Financials)	$ 946,042
1,789,790	China Feihe Ltd. (Consumer Staples)(a)	1,811,337
339,090	China Galaxy Securities Co. Ltd., Class A (Financials)	448,776
1,228,527	China Galaxy Securities Co. Ltd., Class H (Financials)	678,030
549,652	China Hongqiao Group Ltd. (Materials)	682,375
1,528,847	China Jinmao Holdings Group Ltd. (Real Estate)	413,120
721,234	China Life Insurance Co. Ltd., Class H (Financials)	1,106,826
510,584	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	1,097,239
1,366,047	China Medical System Holdings Ltd. (Health Care)	2,019,762
622,183	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	3,195,949
232,641	China Merchants Bank Co. Ltd., Class A (Financials)	1,382,388
602,406	China Merchants Bank Co. Ltd., Class H (Financials)	3,839,157
340,682	China Merchants Port Holdings Co. Ltd. (Industrials)	646,143
201,636	China Merchants Securities Co. Ltd., Class A (Financials)	389,422
314,864	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	589,245
1,997,026	China Minsheng Banking Corp. Ltd., Class A (Financials)	1,139,125
3,389,023	China Minsheng Banking Corp. Ltd., Class H (Financials)(b)	1,313,181
1,035,952	China National Building Material Co. Ltd., Class H (Materials)*	1,308,549
563,974	China National Chemical Engineering Co. Ltd., Class A (Industrials)	796,220
693,340	China National Nuclear Power Co. Ltd., Class A (Utilities)	753,608
67,082	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	349,802
235,274	China Overseas Land & Investment Ltd. (Real Estate)	683,731

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
198,100	China Pacific Insurance Group Co. Ltd., Class H (Financials)	$ 463,590
2,023,239	China Petroleum & Chemical Corp., Class A (Energy)	1,350,967
3,670,298	China Petroleum & Chemical Corp., Class H (Energy)	1,773,034
2,269,287	China Power International Development Ltd. (Utilities)	1,154,088
668,867	China Railway Group Ltd., Class A (Industrials)	657,912
1,057,535	China Railway Group Ltd., Class H (Industrials)	731,933
670,618	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	457,828
195,835	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	1,225,599
544,641	China Resources Cement Holdings Ltd. (Materials)	431,101
93,032	China Resources Gas Group Ltd. (Utilities)	389,533
150,001	China Resources Land Ltd. (Real Estate)	669,174
433,924	China Resources Power Holdings Co. Ltd. (Utilities)	893,782
194,677	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	1,278,921
183,776	China Shenhua Energy Co. Ltd., Class A (Energy)	934,370
851,843	China Shenhua Energy Co. Ltd., Class H (Energy)	2,850,135
1,101,410	China State Construction Engineering Corp. Ltd., Class A (Industrials)	908,580
768,155	China Suntien Green Energy Corp. Ltd., Class H (Energy)*	448,426
45,193	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	1,195,557
13,199,906	China Tower Corp. Ltd., Class H (Communication Services)(a)	1,547,873
1,745,296	China Traditional Chinese Medicine Holdings Co. Ltd. (Health Care)	920,971
2,012,905	China United Network Communications Ltd., Class A (Communication Services)	1,048,733

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
387,035	China Yangtze Power Co. Ltd., Class A (Utilities)	$ 1,391,829
2,292,904	China Zheshang Bank Co. Ltd., Class A (Financials)	1,115,660
71,414	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)*	1,387,994
854,717	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	493,938
54,208	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	708,338
1,239,779	CITIC Ltd. (Industrials)	1,392,185
161,606	CITIC Securities Co. Ltd., Class A (Financials)	478,813
243,420	CITIC Securities Co. Ltd., Class H (Financials)	526,830
11,559	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	706,062
301,010	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	691,754
555,325	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	983,872
1,112,566	Country Garden Holdings Co. Ltd. (Real Estate)	697,698
558,296	CRRC Corp. Ltd., Class A (Industrials)	422,939
1,128,045	CRRC Corp. Ltd., Class H (Industrials)	452,912
2,562,083	CSPC Pharmaceutical Group Ltd. (Health Care)	2,743,147
279,018	Daan Gene Co. Ltd., Class A (Health Care)	733,950
1,504,321	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	759,298
474,762	Daqin Railway Co. Ltd., Class A (Industrials)	476,937
11,554	Daqo New Energy Corp. ADR (Information Technology)*	564,991
502,564	DHC Software Co. Ltd., Class A (Information Technology)	445,426
65,807	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	381,183
130,058	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	618,026
989,394	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	778,092

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
372,100	Dongxing Securities Co. Ltd., Class A (Financials)	$ 455,696
330,315	Dongyue Group Ltd. (Materials)	419,759
71,375	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	1,251,846
67,381	ENN Energy Holdings Ltd. (Utilities)	1,033,189
521,801	Far East Horizon Ltd. (Financials)	462,904
579,251	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)	777,029
187,924	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	397,827
639,229	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	614,404
368,022	Fosun International Ltd. (Industrials)	374,329
473,800	Founder Securities Co. Ltd., Class A (Financials)	444,050
292,370	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	411,894
72,073	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	433,124
30,003	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	385,480
12,917	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	625,235
1,334,971	GD Power Development Co. Ltd., Class A (Utilities)	719,510
114,284	Genscript Biotech Corp. (Health Care)*	337,948
138,798	GF Securities Co. Ltd., Class A (Financials)	355,338
264,540	Giant Network Group Co. Ltd., Class A (Communication Services)	348,131
158,704	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	285,627
87,059	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	419,302
812,704	Greenland Holdings Corp. Ltd., Class A (Real Estate)	467,225
391,515	Guangdong Investment Ltd. (Utilities)	494,038
35,513	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	446,345
262,241	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,215,133

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
319,567	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	$ 448,295
88,075	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	998,449
116,830	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	665,536
290,233	Guosen Securities Co. Ltd., Class A (Financials)	396,716
209,327	Guotai Junan Securities Co. Ltd., Class A (Financials)	454,105
443,413	Guoyuan Securities Co. Ltd., Class A (Financials)	383,042
654,414	Haidilao International Holding Ltd. (Consumer Discretionary)(a)(b)	1,301,229
140,200	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	532,934
499,877	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	1,780,826
155,625	Haitian International Holdings Ltd. (Industrials)	399,697
316,198	Haitong Securities Co. Ltd., Class A (Financials)	432,208
597,986	Haitong Securities Co. Ltd., Class H (Financials)	423,782
36,486	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	433,392
85,658	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)*	392,421
53,077	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	358,381
150,099	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	270,523
239,628	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	602,711
87,004	Hengan International Group Co. Ltd. (Consumer Staples)	431,940
1,416,729	Hesteel Co. Ltd., Class A (Materials)	498,445
56,894	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	726,741
26,932	Hoshine Silicon Industry Co. Ltd., Class A (Materials)*	375,469
1,034,019	Huadian Power International Corp. Ltd., Class A (Utilities)	609,940

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
131,226	Huadong Medicine Co. Ltd., Class A (Health Care)	$ 761,690
220,395	Huatai Securities Co. Ltd., Class A (Financials)	439,510
383,882	Huatai Securities Co. Ltd., Class H (Financials)(a)	537,250
357,062	Huaxi Securities Co. Ltd., Class A (Financials)	376,873
1,544,965	Huaxia Bank Co. Ltd., Class A (Financials)	1,230,532
199,704	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	659,262
106,252	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	597,801
2,122,593	Industrial & Commercial Bank of China Ltd., Class A (Financials)	1,480,864
7,219,072	Industrial & Commercial Bank of China Ltd., Class H (Financials)	4,333,900
482,952	Industrial Bank Co. Ltd., Class A (Financials)	1,420,787
117,262	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	667,119
481,617	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	720,327
107,033	Intco Medical Technology Co. Ltd., Class A (Health Care)*	440,669
129,100	iQIYI, Inc. ADR (Communication Services)*	529,310
110,877	Jafron Biomedical Co. Ltd., Class A (Health Care)*	730,559
184,508	JD.com, Inc., Class A (Consumer Discretionary)	5,314,963
477,016	Jiangsu Expressway Co. Ltd., Class H (Industrials)	493,095
288,718	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	1,310,586
28,739	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	675,427
363,525	Jiumaojiu International Holdings Ltd. (Consumer Discretionary)(a)(b)	851,641
252,812	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	450,031
372,540	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	660,927
18,050	JOYY, Inc. ADR (Communication Services)	765,140

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
421,880	Kingboard Holdings Ltd. (Information Technology)	$ 2,021,871
125,627	Kuaishou Technology (Communication Services)*(a)	1,216,951
1,167,222	Kunlun Energy Co. Ltd. (Utilities)	1,005,719
11,057	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	2,986,370
2,562,249	Lenovo Group Ltd. (Information Technology)	2,527,778
498,148	Li Ning Co. Ltd. (Consumer Discretionary)	3,885,853
1,745,500	Liaoning Port Co. Ltd., Class A (Industrials)	449,481
301,790	Longfor Group Holdings Ltd. (Real Estate)(a)	1,505,959
17,836	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	573,580
422,211	Meituan, Class B (Consumer Discretionary)*(a)	10,063,470
1,266,034	Metallurgical Corp. of China Ltd., Class A (Industrials)	669,087
182,607	NetEase, Inc. (Communication Services)	3,961,445
87,157	New China Life Insurance Co. Ltd., Class A (Financials)	367,971
189,756	New China Life Insurance Co. Ltd., Class H (Financials)	497,032
45,800	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	598,148
312,329	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)(b)	1,743,665
110,072	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)*	409,841
409,703	Northeast Securities Co. Ltd., Class A (Financials)	395,019
814,149	Offshore Oil Engineering Co. Ltd., Class A (Energy)	543,627
587,580	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	411,695
1,592,087	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	501,234
3,022,675	PetroChina Co. Ltd., Class A (Energy)	2,561,359
5,095,089	PetroChina Co. Ltd., Class H (Energy)	2,734,075
2,039,024	PICC Property & Casualty Co. Ltd., Class H (Financials)	1,980,405

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
43,578	Pinduoduo, Inc. ADR (Consumer Discretionary)*	$ 2,194,152
137,288	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	908,484
677,724	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	4,345,077
1,553,959	Postal Savings Bank of China Co. Ltd., Class A (Financials)	1,221,410
1,939,708	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)(b)	1,441,390
927,432	Power Construction Corp. of China Ltd., Class A (Industrials)	1,084,415
28,179	Proya Cosmetics Co. Ltd., Class A (Consumer Staples)	656,027
891,288	Qingdao Rural Commercial Bank Corp., Class A (Financials)	433,675
226,131	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	581,967
37,179	Sangfor Technologies, Inc., Class A (Information Technology)	525,006
119,725	Satellite Chemical Co. Ltd., Class A (Materials)	705,509
402,615	SDIC Capital Co. Ltd., Class A (Financials)	370,704
223,160	SDIC Power Holdings Co. Ltd., Class A (Utilities)	345,461
858,449	Sealand Securities Co. Ltd., Class A (Financials)	442,115
10,282	SG Micro Corp., Class A (Information Technology)	442,458
227,003	Shandong Buchang Pharmaceuticals Co. Ltd., Class A (Health Care)	662,038
197,760	Shandong Gold Mining Co. Ltd., Class A (Materials)	544,481
754,374	Shanghai International Port Group Co. Ltd., Class A (Industrials)	705,877
202,781	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	429,886
163,438	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	440,441
1,127,155	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	1,339,882
488,783	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	411,990

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
524,433	Shanxi Securities Co. Ltd., Class A (Financials)	$ 406,708
908,437	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	786,113
30,958	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	1,262,996
768,902	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	466,218
355,356	Shenzhen International Holdings Ltd. (Industrials)	342,422
16,844	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	762,840
21,330	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	294,983
233,845	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	763,566
459,262	Shimao Group Holdings Ltd. (Real Estate)(b)(c)	258,738
192,458	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	346,917
227,786	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	607,370
321,110	Sichuan Road & Bridge Co. Ltd., Class A (Industrials)	511,034
85,655	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	968,065
17,546	Silergy Corp. (Information Technology)	1,837,721
276,084	Sinopharm Group Co. Ltd., Class H (Health Care)	684,795
870,852	Sinotrans Ltd., Class A (Industrials)	516,300
200,032	Smoore International Holdings Ltd. (Consumer Staples)(a)	491,567
678,857	Southwest Securities Co. Ltd., Class A (Financials)	379,096
237,920	Sunac China Holdings Ltd. (Real Estate)(c)	138,891
39,251	Sunny Optical Technology Group Co. Ltd. (Information Technology)	619,367
12,034	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	679,207
184,791	TBEA Co. Ltd., Class A (Industrials)	622,481
675,700	TCL Technology Group Corp., Class A (Consumer Discretionary)*	459,275

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
799,115	Tencent Holdings Ltd. (Communication Services)	$ 36,912,552
149,253	Tencent Music Entertainment Group ADR (Communication Services)*	623,878
788,909	Tianfeng Securities Co. Ltd., Class A (Financials)	359,057
1,224,474	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	2,169,407
177,939	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	363,369
1,330,475	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	986,975
12,385	Trip.com Group Ltd. ADR (Consumer Discretionary)*	273,213
1,570,857	Uni-President China Holdings Ltd. (Consumer Staples)	1,269,412
201,688	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	1,875,698
1,981,249	Want Want China Holdings Ltd. (Consumer Staples)	1,972,272
252,177	Weichai Power Co. Ltd., Class H (Industrials)	392,141
262,808	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	710,983
424,032	Western Securities Co. Ltd., Class A (Financials)	392,328
55,037	Westone Information Industry, Inc., Class A (Information Technology)	295,644
233,895	Wharf Holdings Ltd. (The) (Real Estate)	782,577
31,473	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	807,628
122,784	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	907,708
448,081	Xiamen C & D, Inc., Class A (Industrials)	894,230
13,220	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	347,056
852,194	Xiaomi Corp., Class B (Information Technology)*(a)	1,318,663
304,927	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	495,156
245,290	Yihai International Holding Ltd. (Consumer Staples)*(b)	761,299

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
642,597	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	$ 422,343
25,265	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	454,243
492,740	Youngor Group Co. Ltd., Class A (Real Estate)	518,604
27,664	Youngy Co. Ltd., Class A (Materials)*	552,046
596,638	Yuexiu Property Co. Ltd. (Real Estate)	648,689
67,462	Yum China Holdings, Inc. (Consumer Discretionary)	3,066,823
17,000	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	483,576
15,965	Yunnan Energy New Material Co. Ltd., Class A (Materials)	520,487
9,815	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	455,087
665,203	Zhejiang Expressway Co. Ltd., Class H (Industrials)*	587,576
47,592	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	394,166
23,900	Zhejiang Orient Gene Biotech Co. Ltd., Class A (Health Care)	610,757
371,821	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	321,754
73,724	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	621,854
316,585	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	869,739
54,095	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (Health Care)	381,453
69,237	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)	274,174
230,582	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	1,637,032

		349,561,199

Colombia – 0.1%
1,059,495	Ecopetrol SA (Energy)	875,430

Czech Republic – 0.2%
38,973	CEZ AS (Utilities)	1,892,500

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Czech Republic – (continued)
21,805	Komercni Banka AS (Financials)	$ 676,294

		2,568,794

Egypt – 0.4%
1,050,969	Commercial International Bank Egypt SAE (Financials)	2,327,327
2,975,775	Eastern Co. SAE (Consumer Staples)	1,695,416

		4,022,743

Greece – 0.4%
657,398	Eurobank Ergasias Services and Holdings SA (Financials)*	734,168
201,823	Hellenic Telecommunications Organization SA (Communication Services)	3,824,631
39,465	OPAP SA (Consumer Discretionary)	587,226

		5,146,025

Hong Kong – 0.2%
280,709	Kingboard Laminates Holdings Ltd. (Information Technology)	471,573
28,100	Orient Overseas International Ltd. (Industrials)	863,177
2,720,056	Sino Biopharmaceutical Ltd. (Health Care)	1,528,949

		2,863,699

Hungary – 0.1%
109,713	MOL Hungarian Oil & Gas PLC (Energy)	787,087
18,491	OTP Bank Nyrt (Financials)	440,089
18,001	Richter Gedeon Nyrt (Health Care)	351,516

		1,578,692

India – 12.5%
22,622	ACC Ltd. (Materials)	640,580
23,110	Adani Enterprises Ltd. (Industrials)	645,215
28,180	Adani Green Energy Ltd. (Utilities)*	685,641
23,600	Adani Total Gas Ltd. (Utilities)	728,918
20,175	Adani Transmission Ltd. (Utilities)*	534,024
78,376	Asian Paints Ltd. (Materials)	2,886,898
183,830	Aurobindo Pharma Ltd. (Health Care)	1,256,848
29,313	Avenue Supermarts Ltd. (Consumer Staples)*(a)	1,500,004
109,958	Axis Bank Ltd. (Financials)*	970,464
14,646	Bajaj Finance Ltd. (Financials)	1,147,391

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
2,250	Bajaj Finserv Ltd. (Financials)	$ 374,844
114,360	Berger Paints India Ltd. (Materials)	905,762
137,800	Bharat Petroleum Corp. Ltd. (Energy)	578,987
185,019	Bharti Airtel Ltd. (Communication Services)*	1,668,683
172,826	Biocon Ltd. (Health Care)*	743,740
56,698	Britannia Industries Ltd. (Consumer Staples)*	2,664,000
190,555	Cipla Ltd. (Health Care)	2,437,155
130,336	Colgate-Palmolive India Ltd. (Consumer Staples)	2,731,749
223,270	Dabur India Ltd. (Consumer Staples)	1,492,565
50,410	Divi’s Laboratories Ltd. (Health Care)	2,331,867
43,578	Dr. Reddy’s Laboratories Ltd. (Health Care)	2,452,728
280,800	GAIL India Ltd. (Utilities)	532,403
49,478	Grasim Industries Ltd. (Materials)	910,454
139,278	Havells India Ltd. (Industrials)	2,156,007
313,658	HCL Technologies Ltd. (Information Technology)	4,204,731
117,935	HDFC Life Insurance Co. Ltd. (Financials)(a)	909,848
233,290	Hindalco Industries Ltd. (Materials)	1,269,725
95,710	Hindustan Unilever Ltd. (Consumer Staples)	2,901,087
194,091	Housing Development Finance Corp. Ltd. (Financials)	5,766,886
444,131	ICICI Bank Ltd. (Financials)	4,306,803
50,426	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	822,190
1,316,960	Indian Oil Corp. Ltd. (Energy)	1,967,732
604,652	Infosys Ltd. (Information Technology)	11,710,441
517,358	ITC Ltd. (Consumer Staples)	1,803,577
167,900	Jindal Steel & Power Ltd. (Materials)	817,157
60,075	JSW Steel Ltd. (Materials)	426,558
235,697	Jubilant Foodworks Ltd. (Consumer Discretionary)	1,672,637
18,100	Kotak Mahindra Bank Ltd. (Financials)	430,572
49,008	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	2,685,155
79,598	Larsen & Toubro Ltd. (Industrials)	1,696,307
139,283	Lupin Ltd. (Health Care)	1,109,797

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
149,926	Mahindra & Mahindra Ltd. (Consumer Discretionary)	$ 1,997,468
428,260	Marico Ltd. (Consumer Staples)	2,943,740
33,492	Mindtree Ltd. (Information Technology)	1,314,745
26,832	Mphasis Ltd. (Information Technology)	896,361
65,213	Muthoot Finance Ltd. (Financials)	960,183
12,637	Nestle India Ltd. (Consumer Staples)	2,879,679
710,169	NTPC Ltd. (Utilities)	1,426,993
226,700	Oil & Natural Gas Corp. Ltd. (Energy)	441,654
6,067	Page Industries Ltd. (Consumer Discretionary)	3,531,756
10,084	PI Industries Ltd. (Materials)	358,276
86,489	Pidilite Industries Ltd. (Materials)	2,501,440
739,007	Power Grid Corp. of India Ltd. (Utilities)	2,216,938
303,316	Reliance Industries Ltd. (Energy)	10,285,464
104,385	SBI Life Insurance Co. Ltd. (Financials)(a)	1,578,691
40,325	Siemens Ltd. (Industrials)	1,264,217
16,450	SRF Ltd. (Materials)	522,097
135,507	State Bank of India (Financials)	817,026
67,322	Sun Pharmaceutical Industries Ltd. (Health Care)	746,266
192,736	Tata Consultancy Services Ltd. (Information Technology)	8,352,173
178,554	Tata Consumer Products Ltd. (Consumer Staples)	1,747,333
8,500	Tata Elxsi Ltd. (Information Technology)	917,604
447,670	Tata Motors Ltd. (Consumer Discretionary)*	2,557,620
175,589	Tata Power Co. Ltd. (The) (Utilities)	531,836
223,404	Tata Steel Ltd. (Materials)	3,037,710
297,310	Tech Mahindra Ltd. (Information Technology)	4,519,797
16,550	Titan Co. Ltd. (Consumer Discretionary)	472,393
38,384	Torrent Pharmaceuticals Ltd. (Health Care)	1,400,461
23,325	UltraTech Cement Ltd. (Materials)	1,827,454
413,086	Vedanta Ltd. (Materials)	1,707,441
359,358	Wipro Ltd. (Information Technology)	2,212,769

		143,445,715

Indonesia – 1.7%
5,650,634	Aneka Tambang Tbk (Materials)*	972,711
4,478,603	Astra International Tbk PT (Consumer Discretionary)	2,257,577

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
4,450,422	Bank Central Asia Tbk PT (Financials)	$ 2,365,460
1,021,900	Bank Mandiri Persero Tbk PT (Financials)	595,717
710,900	Bank Negara Indonesia Persero Tbk PT (Financials)	447,329
2,739,100	Bank Rakyat Indonesia Persero Tbk PT (Financials)	869,764
239,813	Gudang Garam Tbk PT (Consumer Staples)	518,079
2,456,568	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,444,693
3,409,987	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,543,510
13,253,576	Kalbe Farma Tbk PT (Health Care)	1,522,511
2,994,662	Merdeka Copper Gold Tbk PT (Materials)*	1,119,327
5,265,500	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)*	657,240
11,777,805	Telkom Indonesia Persero Tbk PT (Communication Services)	3,481,403
4,558,226	Unilever Indonesia Tbk PT (Consumer Staples)	1,478,665

		19,273,986

Kuwait – 0.7%
207,900	Agility Public Warehousing Co. KSC (Industrials)*	779,455
340,123	Boubyan Bank KSCP (Financials)	901,959
1,096,112	Kuwait Finance House KSCP (Financials)	3,218,174
971,970	National Bank of Kuwait SAKP (Financials)	3,294,921

		8,194,509

Luxembourg – 0.1%
47,127	Reinet Investments SCA (Financials)	960,095

Mexico – 2.5%
937,966	Alfa SAB de CV, Class A (Industrials)	719,426
5,926,039	America Movil SAB de CV, Series L (Communication Services)	6,255,815
3,408,576	Cemex SAB de CV, Series CPO (Materials)*	1,601,147
383,561	Fomento Economico Mexicano SAB de CV (Consumer Staples)	2,868,584
207,795	Gruma SAB de CV, Class B (Consumer Staples)(b)	2,465,121

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
1,304,448	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	$ 4,282,650
371,259	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,402,929
567,291	Grupo Mexico SAB de CV, Series B (Materials)	2,797,461
1,302,202	Wal-Mart de Mexico SAB de CV (Consumer Staples)	4,807,043

		28,200,176

Philippines – 0.4%
373,100	Bank of the Philippine Islands (Financials)	704,002
20,394	Globe Telecom, Inc. (Communication Services)	945,199
175,500	International Container Terminal Services, Inc. (Industrials)	726,958
171,570	Manila Electric Co. (Utilities)	1,222,237
26,845	PLDT, Inc. (Communication Services)	973,620

		4,572,016

Poland – 0.8%
27,420	Bank Polska Kasa Opieki SA (Financials)	597,856
16,972	CD Projekt SA (Communication Services)*(b)	431,250
33,974	Dino Polska SA (Consumer Staples)*(a)	2,376,238
25,489	KGHM Polska Miedz SA (Materials)	867,544
586	LPP SA (Consumer Discretionary)	1,405,956
461,841	PGE Polska Grupa Energetyczna SA (Utilities)*	1,091,329
118,433	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	882,913
214,025	Powszechny Zaklad Ubezpieczen SA (Financials)	1,620,571

		9,273,657

Qatar – 1.2%
595,901	Commercial Bank PSQC (The) (Financials)	1,155,394
106,842	Industries Qatar QSC (Industrials)	536,594
1,295,577	Masraf Al Rayan QSC (Financials)	1,672,056
761,881	Ooredoo QPSC (Communication Services)	1,548,135
631,683	Qatar International Islamic Bank QSC (Financials)	1,838,632
378,310	Qatar Islamic Bank (Financials)	2,404,854

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
805,466	Qatar National Bank QPSC (Financials)	$ 4,766,333

13,921,998

Romania – 0.1%
135,402	NEPI Rockcastle S.A. (Real Estate)	853,314

Russia – 0.0%
1,256,908	Gazprom PJSC (Energy)(c)	—
35,708,229	Inter RAO UES PJSC (Utilities)(c)	—
62,206	LUKOIL PJSC (Energy)(c)	—
11,906	MMC Norilsk Nickel PJSC (Materials)(c)	—
824,628	Moscow Exchange MICEX-RTS PJSC (Financials)*(c)	—
5,200	Novatek PJSC GDR (Energy)(c)	—
839,494	Novolipetsk Steel PJSC (Materials)(c)	—
127,440	PhosAgro PJSC GDR (Materials)(c)	—
820	PhosAgro PJSC (Materials)(c)	—
73,809	Polymetal International PLC (Materials)(c)	—
11,287	Polyus PJSC (Materials)(c)	—
90,086	Rosneft Oil Co. PJSC (Energy)(c)	—
1,661,273	Sberbank of Russia PJSC (Financials)*(c)	—
152,107	Severstal PAO (Materials)(c)	—
3,362,523	Surgutneftegas PJSC (Energy)(c)	—
277,377	Tatneft PJSC (Energy)(c)	—
29,482	TCS Group Holding PLC GDR (Financials)*(c)	—
799,132,583	VTB Bank PJSC (Financials)(c)	—
69,395	X5 Retail Group NV GDR (Consumer Staples)(c)	—
41,484	Yandex NV, Class A (Communication Services)*(c)	—

—

Saudi Arabia – 4.1%
55,562	Advanced Petrochemical Co. (Materials)	866,652
295,289	Al Rajhi Bank (Financials)	7,786,717
84,024	Alinma Bank (Financials)	862,531
33,700	Almarai Co. JSC (Consumer Staples)	492,404
47,100	Bank AlBilad (Financials)*	627,916
47,007	Banque Saudi Fransi (Financials)	674,304
36,787	Bupa Arabia for Cooperative Insurance Co. (Financials)	1,547,791

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
150,400	Dar Al Arkan Real Estate Development Co. (Real Estate)*	$ 493,246
217,854	Etihad Etisalat Co. (Communication Services)	2,279,901
10,200	Jarir Marketing Co. (Consumer Discretionary)	440,581
199,700	Mobile Telecommunications Co. Saudi Arabia (Communication Services)*	710,305
90,200	Rabigh Refining & Petrochemical Co. (Energy)*	654,163
89,117	Riyad Bank (Financials)	911,248
33,785	SABIC Agri-Nutrients Co. (Materials)	1,324,196
258,112	Sahara International Petrochemical Co. (Materials)	3,688,789
49,540	Saudi Arabian Mining Co. (Materials)*	859,900
442,226	Saudi Arabian Oil Co. (Energy)(a)	4,940,480
112,963	Saudi Basic Industries Corp. (Materials)	3,451,689
64,632	Saudi British Bank (The) (Financials)	718,612
281,605	Saudi Electricity Co. (Utilities)	1,823,055
65,376	Saudi Industrial Investment Group (Materials)	531,654
337,359	Saudi Kayan Petrochemical Co. (Materials)*	1,559,740
301,128	Saudi National Bank (The) (Financials)	5,813,003
94,747	Saudi Telecom Co. (Communication Services)	2,596,985
121,871	Savola Group (The) (Consumer Staples)	1,221,797

		46,877,659

South Africa – 4.2%
172,611	Absa Group Ltd. (Financials)	2,034,503
58,375	African Rainbow Minerals Ltd. (Materials)	976,141
4,800	Anglo American Platinum Ltd. (Materials)	527,753
167,232	Aspen Pharmacare Holdings Ltd. (Health Care)	1,734,588
98,175	Bid Corp. Ltd. (Consumer Staples)	2,111,069
49,972	Bidvest Group Ltd. (The) (Industrials)	699,536
8,251	Capitec Bank Holdings Ltd. (Financials)	1,192,994
102,286	Clicks Group Ltd. (Consumer Staples)	1,998,429
33,306	Discovery Ltd. (Financials)*	310,860
628,391	FirstRand Ltd. (Financials)	2,919,823
175,982	Gold Fields Ltd. (Materials)	1,728,342
216,773	Impala Platinum Holdings Ltd. (Materials)	2,977,199

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
60,505	Kumba Iron Ore Ltd. (Materials)	$ 2,289,396
156,398	Mr Price Group Ltd. (Consumer Discretionary)	2,082,363
307,895	MTN Group Ltd. (Communication Services)	3,335,056
378,457	MultiChoice Group (Communication Services)	3,249,139
158,758	Nedbank Group Ltd. (Financials)	2,418,490
703,035	Old Mutual Ltd. (Financials)	575,646
344,400	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	482,884
106,957	Remgro Ltd. (Financials)	1,033,211
297,601	Sanlam Ltd. (Financials)	1,288,466
47,495	Sasol Ltd. (Materials)*	1,265,142
249,303	Shoprite Holdings Ltd. (Consumer Staples)	3,449,728
585,213	Sibanye Stillwater Ltd. (Materials)	1,918,571
159,867	SPAR Group Ltd. (The) (Consumer Staples)(b)	1,572,741
220,179	Standard Bank Group Ltd. (Financials)	2,525,091
174,194	Vodacom Group Ltd. (Communication Services)	1,643,155

		48,340,316

South Korea – 12.9%
17,142	Amorepacific Corp. (Consumer Staples)	2,265,371
44,703	AMOREPACIFIC Group (Consumer Staples)	1,663,897
11,316	BGF retail Co. Ltd. (Consumer Staples)	1,678,375
4,775	Celltrion, Inc. (Health Care)	619,453
106,888	Cheil Worldwide, Inc. (Communication Services)	2,246,272
3,847	CJ CheilJedang Corp. (Consumer Staples)	1,223,565
7,331	CJ Corp. (Industrials)	506,036
13,756	CJ ENM Co. Ltd. (Communication Services)	1,322,008
9,535	CJ Logistics Corp. (Industrials)*	998,046
33,317	Coway Co. Ltd. (Consumer Discretionary)	1,925,449
10,380	DB Insurance Co. Ltd. (Financials)	545,344
10,390	Doosan Bobcat, Inc. (Industrials)	319,124
33,492	Doosan Enerbility Co. Ltd. (Industrials)*	561,719
2,940	Ecopro BM Co. Ltd. (Industrials)(b)	1,200,049
6,815	E-MART, Inc. (Consumer Staples)	638,975
8,600	F&F Co. Ltd. (Consumer Discretionary)	1,014,872

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
18,082	GS Engineering & Construction Corp. (Industrials)	$ 581,687
50,134	GS Holdings Corp. (Industrials)	1,839,705
60,309	Hana Financial Group, Inc. (Financials)	2,412,945
42,530	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,225,505
15,777	Hanwha Solutions Corp. (Materials)*	497,973
19,088	HMM Co. Ltd. (Industrials)	500,651
29,640	Hotel Shilla Co. Ltd. (Consumer Discretionary)(b)	1,868,671
21,430	Hyundai Engineering & Construction Co. Ltd. (Industrials)	750,015
7,593	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	1,340,988
9,905	Hyundai Motor Co. (Consumer Discretionary)	1,517,133
23,010	Hyundai Steel Co. (Materials)	767,186
182,869	Industrial Bank of Korea (Financials)	1,662,849
21,716	Kakao Corp. (Communication Services)	1,491,966
13,222	KakaoBank Corp. (Financials)*	434,428
42,975	Kangwon Land, Inc. (Consumer Discretionary)*	976,073
58,428	KB Financial Group, Inc. (Financials)	2,852,450
54,127	Kia Corp. (Consumer Discretionary)	3,749,340
11,500	Korea Aerospace Industries Ltd. (Industrials)	487,997
50,649	Korea Electric Power Corp. (Utilities)*(b)	955,912
6,688	Korea Investment Holdings Co. Ltd. (Financials)	387,052
6,691	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	494,308
2,339	Korea Zinc Co. Ltd. (Materials)	1,124,883
27,444	Korean Air Lines Co. Ltd. (Industrials)*	644,397
22,517	KT&G Corp. (Consumer Staples)	1,546,997
6,895	Kumho Petrochemical Co. Ltd. (Materials)	891,691
3,230	L&F Co. Ltd. (Information Technology)*	678,008
2,244	LG Chem Ltd. (Materials)	1,061,057
62,857	LG Display Co. Ltd. (Information Technology)	881,482
35,402	LG Electronics, Inc. (Consumer Discretionary)	3,004,534
3,260	LG Household & Health Care Ltd. (Consumer Staples)	1,934,077

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,960	LG Innotek Co. Ltd. (Information Technology)	$ 609,926
198,566	LG Uplus Corp. (Communication Services)(b)	2,222,874
2,812	Lotte Chemical Corp. (Materials)	464,803
18,283	Lotte Shopping Co. Ltd. (Consumer Discretionary)	1,499,939
16,450	Meritz Financial Group, Inc. (Financials)	434,784
28,515	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	890,806
436,521	Meritz Securities Co. Ltd. (Financials)	2,148,733
9,371	NAVER Corp. (Communication Services)	2,181,416
4,343	NCSoft Corp. (Communication Services)	1,597,207
99,714	NH Investment & Securities Co. Ltd. (Financials)	870,442
21,883	Orion Corp. (Consumer Staples)	1,722,765
21,373	Pearl Abyss Corp. (Communication Services)*	1,095,254
12,191	POSCO Holdings, Inc. (Materials)	2,847,720
28,275	S-1 Corp. (Industrials)	1,645,490
1,298	Samsung Biologics Co. Ltd. (Health Care)*(a)	888,624
15,842	Samsung C&T Corp. (Industrials)	1,549,371
14,991	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1,872,058
713,810	Samsung Electronics Co. Ltd. (Information Technology)	38,886,836
28,010	Samsung Engineering Co. Ltd. (Industrials)*	555,808
11,474	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,845,559
139,354	Samsung Heavy Industries Co. Ltd. (Industrials)*	667,935
4,924	Samsung SDI Co. Ltd. (Information Technology)	2,288,474
12,532	Samsung SDS Co. Ltd. (Information Technology)	1,504,205
50,281	Samsung Securities Co. Ltd. (Financials)	1,611,414
23,795	SD Biosensor, Inc. (Health Care)	961,647
51,278	Seegene, Inc. (Health Care)	1,842,311
72,790	Shinhan Financial Group Co. Ltd. (Financials)	2,532,824
85,237	SK Hynix, Inc. (Information Technology)	7,440,669

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
27,866	SK Square Co. Ltd. (Information Technology)*	$ 1,065,359
43,198	SK Telecom Co. Ltd. (Communication Services)	1,993,700
3,700	SKC Co. Ltd. (Materials)	481,490
155,793	Woori Financial Group, Inc. (Financials)	1,876,266
25,184	Yuhan Corp. (Health Care)	1,229,481

		148,616,705

Taiwan – 15.9%
176,775	Accton Technology Corp. (Information Technology)	1,412,982
907,519	Acer, Inc. (Information Technology)	909,864
190,026	Advantech Co. Ltd. (Information Technology)	2,363,459
524,233	ASE Technology Holding Co. Ltd. (Information Technology)	1,887,419
504,353	Asia Cement Corp. (Materials)	771,517
128,120	Asustek Computer, Inc. (Information Technology)	1,507,424
1,502,829	AU Optronics Corp. (Information Technology)	931,987
220,131	Catcher Technology Co. Ltd. (Information Technology)	1,243,806
1,544,789	Cathay Financial Holding Co. Ltd. (Financials)	2,964,505
367,892	Chailease Holding Co. Ltd. (Financials)	2,851,876
398,554	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	488,151
5,520,715	China Development Financial Holding Corp. (Financials)	3,081,329
2,054,060	China Steel Corp. (Materials)	2,452,134
457,848	Chunghwa Telecom Co. Ltd. (Communication Services)	2,003,331
1,610,231	Compal Electronics, Inc. (Information Technology)	1,275,980
3,065,685	CTBC Financial Holding Co. Ltd. (Financials)	2,867,643
287,726	Delta Electronics, Inc. (Information Technology)	2,393,999
14,005	eMemory Technology, Inc. (Information Technology)	743,073

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,312,241	E.Sun Financial Holding Co. Ltd. (Financials)	$ 1,383,448
1,002,393	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	4,852,238
641,088	Far Eastern New Century Corp. (Industrials)	673,667
283,029	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	1,852,731
1,121,390	First Financial Holding Co. Ltd. (Financials)	1,056,676
389,235	Formosa Plastics Corp. (Materials)	1,408,085
1,458,660	Fubon Financial Holding Co. Ltd. (Financials)	3,221,365
34,821	Globalwafers Co. Ltd. (Information Technology)	748,606
1,342,175	Hon Hai Precision Industry Co. Ltd. (Information Technology)	5,225,350
956,881	Hua Nan Financial Holdings Co. Ltd. (Financials)	784,626
1,954,346	Innolux Corp. (Information Technology)	939,298
928,041	Inventec Corp. (Information Technology)	824,925
10,658	Largan Precision Co. Ltd. (Information Technology)	613,225
767,381	Lite-On Technology Corp. (Information Technology)	1,670,921
253,846	MediaTek, Inc. (Information Technology)	7,914,923
1,342,470	Mega Financial Holding Co. Ltd. (Financials)	1,792,273
430,280	Micro-Star International Co. Ltd. (Information Technology)	2,001,302
490,738	Nan Ya Plastics Corp. (Materials)	1,442,203
57,115	Nan Ya Printed Circuit Board Corp. (Information Technology)	776,292
565,319	Nanya Technology Corp. (Information Technology)	1,301,061
141,827	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,544,094
226,931	Novatek Microelectronics Corp. (Information Technology)	3,174,298
592,942	Pegatron Corp. (Information Technology)	1,421,835
1,468,008	Pou Chen Corp. (Consumer Discretionary)	1,583,071
390,540	President Chain Store Corp. (Consumer Staples)	3,706,934

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
384,174	Quanta Computer, Inc. (Information Technology)	$ 1,053,583
223,992	Realtek Semiconductor Corp. (Information Technology)	3,434,158
2,187,223	SinoPac Financial Holdings Co. Ltd. (Financials)	1,367,721
690,839	Synnex Technology International Corp. (Information Technology)	1,673,247
2,850,133	Taishin Financial Holding Co. Ltd. (Financials)	1,762,615
605,429	Taiwan Cement Corp. (Materials)	888,588
712,275	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	690,802
204,953	Taiwan Mobile Co. Ltd. (Communication Services)	762,616
3,630,852	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	70,052,614
108,647	Unimicron Technology Corp. (Information Technology)	806,664
1,615,518	Uni-President Enterprises Corp. (Consumer Staples)	3,751,453
2,288,057	United Microelectronics Corp. (Information Technology)	4,051,891
282,149	Vanguard International Semiconductor Corp. (Information Technology)	1,040,136
140,400	Wan Hai Lines Ltd. (Industrials)	759,442
1,527,427	Winbond Electronics Corp. (Information Technology)	1,541,899
805,193	WPG Holdings Ltd. (Information Technology)	1,464,744
362,069	Yang Ming Marine Transport Corp. (Industrials)*	1,553,061
2,717,033	Yuanta Financial Holding Co. Ltd. (Financials)	2,279,406

		182,998,566

Tanzania – 0.0%
32,792	AngloGold Ashanti Ltd. (Materials)	576,815

Thailand – 1.4%
380,516	Advanced Info Service PCL NVDR (Communication Services)	2,412,974

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
1,857,000	Bangkok Dusit Medical Services PCL NVDR (Health Care)	$ 1,397,363
812,800	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	617,557
970,577	CP ALL PCL NVDR (Consumer Staples)	1,879,039
59,300	Delta Electronics Thailand PCL NVDR (Information Technology)	599,585
147,400	Electricity Generating PCL NVDR (Utilities)	775,336
479,700	Gulf Energy Development PCL NVDR (Utilities)	679,879
310,500	Intouch Holdings PCL NVDR (Communication Services)	648,765
291,000	JMT Network Services PCL NVDR (Financials)	659,044
1,333,000	Krung Thai Bank PCL NVDR (Financials)	588,203
465,300	Krungthai Card PCL NVDR (Financials)	832,835
669,700	Muangthai Capital PCL NVDR (Financials)	963,844
397,700	PTT Global Chemical PCL NVDR (Materials)	560,755
1,085,200	PTT PCL NVDR (Energy)	1,213,001
583,500	Ratch Group PCL NVDR (Utilities)	711,897
64,100	Siam Cement PCL (The) NVDR (Materials)	696,821
881,600	Thai Union Group PCL NVDR (Consumer Staples)	443,119

		15,680,017

Turkey – 0.5%
331,928	BIM Birlesik Magazalar AS (Consumer Staples)	1,671,339
563,581	Eregli Demir ve Celik Fabrikalari TAS (Materials)	1,176,384
529,529	KOC Holding AS (Industrials)	1,324,429
851,062	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	1,089,767

		5,261,919

United Arab Emirates – 1.5%
715,020	Abu Dhabi Commercial Bank PJSC (Financials)	1,946,639
501,020	Abu Dhabi Islamic Bank PJSC (Financials)	1,137,597
1,342,654	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	1,531,600
962,454	Aldar Properties PJSC (Real Estate)	1,386,126

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United Arab Emirates – (continued)
1,051,112	Dubai Islamic Bank PJSC (Financials)		$ 1,702,681
1,092,479	Emaar Properties PJSC (Real Estate)		1,698,308
563,112	Emirates NBD Bank PJSC (Financials)		2,015,987
401,027	Emirates Telecommunications Group Co. PJSC (Communication Services)		3,312,504
479,313	First Abu Dhabi Bank PJSC (Financials)		2,802,985

			17,534,427

United States – 0.4%
537,618	JBS SA (Consumer Staples)		4,038,999
11,700	Parade Technologies Ltd. (Information Technology)		606,667

			4,645,666

TOTAL COMMON STOCKS (Cost $978,247,328)			$1,114,800,088

Shares	Description	Rate	Value

Preferred Stocks – 2.3%
Brazil – 1.4%
827,231	Banco Bradesco SA (Financials)	4.55%	$ 3,578,744
121,727	Braskem SA, Class A (Materials)	20.26	1,143,133
280,897	Cia Energetica de Minas Gerais (Utilities)	8.82	690,594
114,200	Gerdau SA (Materials)	12.75	702,996
644,698	Itau Unibanco Holding SA (Financials)	2.38	3,559,132
787,503	Itausa SA (Financials)	5.65	1,593,752
736,480	Petroleo Brasileiro SA (Energy)	26.84	4,671,968

			15,940,319

Chile – 0.1%
8,400	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	2.04	897,925

Colombia – 0.1%
87,255	Bancolombia SA (Financials)	2.31	977,459

Russia – 0.0%
3,212,489	Surgutneftegas PJSC (Energy)(c)	18.58	—

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – 0.7%
7,150	Hyundai Motor Co. (Consumer Discretionary)	5.59%	$ 531,106
6,755	Hyundai Motor Co. (Consumer Discretionary)	5.45	508,318
5,511	LG Household & Health Care Ltd. (Consumer Staples)	3.01	1,797,356
122,854	Samsung Electronics Co. Ltd. (Information Technology)	2.40	6,027,512

			8,864,292

TOTAL PREFERRED STOCKS (Cost $21,521,212)			$ 26,679,995

Shares	Description		Value

Exchange-Traded Fund – 0.6%
United States – 0.6%
257,264	iShares MSCI Malaysia ETF(b)
(Cost $7,732,868)			$ 6,218,071

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,007,501,408)			$1,147,698,154

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 1.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,303,740	0.660%		$ 11,303,740
(Cost $11,303,740)

TOTAL INVESTMENTS – 101.0% (Cost $1,018,805,148)			$1,159,001,894

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.0)%			(11,141,969)

NET ASSETS – 100.0%			$1,147,859,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Total Market Value
Financials	20.9%
Information Technology	20.8
Consumer Staples	10.8
Consumer Discretionary	10.3
Communication Services	9.8
Materials	8.6
Industrials	5.0
Health Care	4.4
Energy	3.8
Utilities	2.9
Real Estate	1.0
Exchange-Traded Fund	0.6
Securities Lending Reinvestment Vehicle	1.1
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Australia – 1.4%
17,228	Glencore PLC (Materials)*	$ 113,361
2,000	Rio Tinto PLC (Materials)	144,934

		258,295

Austria – 0.8%
190	Erste Group Bank AG (Financials)	5,905
511	Mondi PLC (Materials)	9,908
979	OMV AG (Energy)	57,052
228	Verbund AG (Utilities)	22,629
1,855	voestalpine AG (Materials)	54,210

		149,704

Belgium – 1.1%
133	Ageas SA/NV (Financials)	6,681
680	Anheuser-Busch InBev SA/NV (Consumer Staples)	38,003
77	D’ieteren Group (Consumer Discretionary)	12,018
158	Elia Group SA/NV (Utilities)	25,947
208	Groupe Bruxelles Lambert SA (Financials)	19,154
153	KBC Group NV (Financials)	9,523
490	Proximus SADP (Communication Services)	8,438
121	Sofina SA (Financials)	28,439
115	Solvay SA (Materials)	11,223
445	UCB SA (Health Care)	39,166
229	Warehouses De Pauw CVA REIT (Real Estate)	8,424

		207,016

Brazil – 0.1%
430	Yara International ASA (Materials)	22,212

Chile – 0.1%
492	Antofagasta PLC (Materials)	9,161

China – 0.0%
150	Prosus NV (Consumer Discretionary)*	7,758

Denmark – 4.5%
33	AP Moller – Maersk A/S, Class A (Industrials)	95,128

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
34	AP Moller – Maersk A/S, Class B (Industrials)	$ 98,990
250	Carlsberg AS, Class B (Consumer Staples)	31,757
156	Chr Hansen Holding A/S (Materials)	11,672
195	Coloplast A/S, Class B (Health Care)	23,142
2,203	Danske Bank A/S (Financials)	35,972
314	Demant A/S (Health Care)*	13,794
199	DSV A/S (Industrials)	32,594
41	Genmab A/S (Health Care)*	12,474
3,470	Novo Nordisk A/S, Class B (Health Care)	383,576
385	Novozymes A/S, Class B (Materials)	24,386
63	Orsted AS (Utilities)(a)	7,114
524	Pandora A/S (Consumer Discretionary)	42,222
40	ROCKWOOL A/S, Class B (Industrials)	11,113
1,310	Tryg A/S (Financials)	30,473
233	Vestas Wind Systems A/S (Industrials)	5,940

		860,347

Finland – 1.8%
464	Elisa OYJ (Communication Services)	26,195
3,863	Fortum OYJ (Utilities)	71,178
194	Kesko OYJ, Class B (Consumer Staples)	4,846
257	Kone OYJ, Class B (Industrials)	13,072
9,874	Nokia OYJ (Information Technology)	49,513
4,204	Nordea Bank Abp (Financials)	42,635
1,762	Orion OYJ, Class B (Health Care)	72,104
823	Sampo OYJ, Class A (Financials)	37,099
797	Stora Enso OYJ, Class R (Materials)	15,381
433	UPM-Kymmene OYJ (Materials)	15,303
620	Wartsila OYJ Abp (Industrials)	5,238

		352,564

France – 16.8%
596	Air Liquide SA (Materials)	103,968
424	Airbus SE (Industrials)	49,409
132	Amundi SA (Financials)(a)(b)	7,657
171	Arkema SA (Materials)	20,617
2,307	AXA SA (Financials)	58,102
453	BioMerieux (Health Care)	47,509
1,596	BNP Paribas SA (Financials)(b)	90,803
5,835	Bollore SE (Communication Services)	31,004

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
726	Bouygues SA (Industrials)	$ 24,988
1,075	Bureau Veritas SA (Industrials)	30,943
578	Capgemini SE (Information Technology)(b)	111,763
4,265	Carrefour SA (Consumer Staples)*(b)	86,946
1,732	Cie de Saint-Gobain (Industrials)(b)	102,233
234	Cie Generale des Etablissements Michelin (Consumer Discretionary)	30,394
110	Covivio REIT (Real Estate)	8,001
3,585	Credit Agricole SA (Financials)(b)	39,610
1,261	Danone SA (Consumer Staples)	73,932
104	Dassault Aviation SA (Industrials)	17,569
1,017	Dassault Systemes SE (Information Technology)	42,691
282	Edenred (Information Technology)*	13,872
1,113	Eiffage SA (Industrials)	109,811
3,968	Engie SA (Utilities)	53,117
415	EssilorLuxottica SA (Consumer Discretionary)(b)	66,708
334	Eurazeo SE (Financials)	25,726
111	Gecina SA REIT (Real Estate)	13,009
1,288	Getlink SE (Industrials)	24,732
93	Hermes International (Consumer Discretionary)	110,585
1,084	Ipsen SA (Health Care)	108,227
108	Kering (Consumer Discretionary)	58,970
2,679	La Francaise des Jeux SAEM (Consumer Discretionary)(a)	97,404
573	Legrand SA (Industrials)(b)	49,450
569	L’Oreal SA (Consumer Staples)	200,265
482	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	308,360
3,022	Orange SA (Communication Services)	37,708
295	Pernod Ricard SA (Consumer Staples)	57,673
559	Publicis Groupe SA (Communication Services)	30,468
135	Remy Cointreau SA (Consumer Staples)	24,773
857	Renault SA (Consumer Discretionary)*	23,456
192	Safran SA (Industrials)	19,797
2,019	Sanofi (Health Care)	214,945
79	Sartorius Stedim Biotech (Health Care)	27,174
234	SEB SA (Consumer Discretionary)	24,867

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,448	Societe Generale SA (Financials)(b)	$ 65,574
92	Teleperformance (Industrials)	30,424
224	Thales SA (Industrials)	27,259
3,663	TotalEnergies SE (Energy)	218,135
386	Ubisoft Entertainment SA (Communication Services)*	20,158
1,489	Veolia Environnement SA (Utilities)*	41,536
664	Vinci SA (Industrials)	63,790
1,925	Vivendi SE (Communication Services)	22,890
417	Wendel SE (Financials)	42,773
329	Worldline SA (Information Technology)*(a)	13,396

		3,225,171

Germany – 12.5%
486	adidas AG (Consumer Discretionary)	96,035
466	Allianz SE (Financials)	97,355
800	BASF SE (Materials)	43,956
1,417	Bayer AG (Health Care)	101,066
703	Bayerische Motoren Werke AG (Consumer Discretionary)	60,722
262	Bechtle AG (Information Technology)	11,659
417	Beiersdorf AG (Consumer Staples)	43,117
440	Brenntag SE (Industrials)	33,918
218	Carl Zeiss Meditec AG (Health Care)	29,016
1,354	Covestro AG (Materials)(a)	61,645
755	Daimler Truck Holding AG (Industrials)*	23,479
2,997	Deutsche Bank AG (Financials)	33,306
235	Deutsche Boerse AG (Financials)	39,335
3,016	Deutsche Lufthansa AG (Industrials)*	22,054
3,037	Deutsche Post AG (Industrials)	125,272
4,446	Deutsche Telekom AG (Communication Services)	91,083
3,805	E.ON SE (Utilities)	38,658
456	Evonik Industries AG (Materials)	12,178
596	Fresenius Medical Care AG & Co. KGaA (Health Care)	36,163
1,834	Fresenius SE & Co. KGaA (Health Care)	62,634
544	GEA Group AG (Industrials)	21,650
135	Hannover Rueck SE (Financials)	20,594
1,118	HeidelbergCement AG (Materials)	64,793
2,095	HelloFresh SE (Consumer Staples)*	77,697

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
204	Henkel AG & Co. KGaA (Consumer Staples)	$ 13,713
1,185	Infineon Technologies AG (Information Technology)	36,737
116	KION Group AG (Industrials)	5,675
437	Knorr-Bremse AG (Industrials)	29,764
122	LEG Immobilien SE (Real Estate)	12,528
1,510	Mercedes-Benz Group AG (Consumer Discretionary)	107,084
408	Merck KGaA (Health Care)	76,487
134	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	32,686
1,019	Nemetschek SE (Information Technology)	72,548
841	Puma SE (Consumer Discretionary)	62,362
67	Rational AG (Industrials)	43,423
84	Rheinmetall AG (Industrials)	16,944
1,663	RWE AG (Utilities)	73,041
1,638	SAP SE (Information Technology)	162,819
145	Scout24 SE (Communication Services)(a)	8,956
1,001	Siemens AG (Industrials)	131,295
1,769	Siemens Energy AG (Industrials)	33,988
512	Siemens Healthineers AG (Health Care)(a)	30,649
240	Symrise AG (Materials)	26,417
6,321	Telefonica Deutschland Holding AG (Communication Services)	20,036
701	Uniper SE (Utilities)	18,053
326	United Internet AG (Communication Services)	10,665
172	Volkswagen AG (Consumer Discretionary)	38,583
517	Vonovia SE (Real Estate)	19,634
1,722	Zalando SE (Consumer Discretionary)*(a)	69,822

		2,401,294

Hong Kong – 0.1%
1,172	Prudential PLC (Financials)	15,325

Ireland – 0.7%
619	AerCap Holdings NV (Industrials)*	30,603
1,041	CRH PLC (Materials)	43,073
185	Kerry Group PLC, Class A (Consumer Staples)	19,105
308	Kingspan Group PLC (Industrials)	25,340

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
514	Smurfit Kappa Group PLC (Materials)	$ 20,792

		138,913

Italy – 3.2%
2,070	Assicurazioni Generali SpA (Financials)	37,586
1,084	Atlantia SpA (Industrials)	26,209
787	Coca-Cola HBC AG (Consumer Staples)*	17,333
1,810	Davide Campari-Milano NV (Consumer Staples)	19,277
191	DiaSorin SpA (Health Care)(b)	25,065
9,878	Enel SpA (Utilities)	63,956
7,099	Eni SpA (Energy)	107,973
293	Ferrari NV (Consumer Discretionary)	56,937
1,661	FinecoBank Banca Fineco SpA (Financials)	23,434
913	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	10,137
9,896	Intesa Sanpaolo SpA (Financials)	21,526
1,016	Mediobanca Banca di Credito Finanziario SpA (Financials)	10,398
983	Moncler SpA (Consumer Discretionary)	47,071
2,828	Poste Italiane SpA (Financials)(a)	30,522
639	Prysmian SpA (Industrials)	20,577
680	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	30,362
4,392	Snam SpA (Utilities)	25,454
2,782	Terna - Rete Elettrica Nazionale (Utilities)	23,514
1,133	UniCredit SpA (Financials)	13,230

		610,561

Jordan – 0.1%
1,173	Hikma Pharmaceuticals PLC (Health Care)	25,109

Luxembourg – 0.9%
4,260	ArcelorMittal (Materials)	136,700
304	Eurofins Scientific SE (Health Care)	28,274

		164,974

Netherlands – 8.4%
630	ABN AMRO Bank NV (Financials)(a)	7,360
14	Adyen NV (Information Technology)*(a)	21,704
10,833	Aegon NV (Financials)	57,711

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
332	Akzo Nobel NV (Materials)	$ 28,915
96	ASM International NV (Information Technology)	29,757
684	ASML Holding NV (Information Technology)	392,746
163	Euronext NV (Financials)(a)	14,074
609	EXOR NV (Financials)	44,819
394	Heineken Holding NV (Consumer Staples)	31,170
303	Heineken NV (Consumer Staples)	30,453
166	IMCD NV (Industrials)	24,842
3,130	ING Groep NV (Financials)	35,287
768	JDE Peet’s NV (Consumer Staples)	22,460
5,291	Koninklijke Ahold Delhaize NV (Consumer Staples)	145,696
305	Koninklijke DSM NV (Materials)	51,395
8,534	Koninklijke KPN NV (Communication Services)	31,019
1,766	Koninklijke Philips NV (Health Care)	45,385
1,822	NN Group NV (Financials)	90,389
341	OCI NV (Materials)*	11,982
1,153	Randstad NV (Industrials)	64,919
10,928	Shell PLC (Energy)	327,305
826	Universal Music Group NV (Communication Services)	18,484
859	Wolters Kluwer NV (Industrials)	84,788

		1,612,660

Norway – 1.1%
216	Aker BP ASA (Energy)	9,370
1,143	DNB Bank ASA (Financials)	23,120
1,444	Equinor ASA (Energy)	55,390
2,182	Gjensidige Forsikring ASA (Financials)	47,536
356	Kongsberg Gruppen ASA (Industrials)	12,649
576	Mowi ASA (Consumer Staples)	14,993
1,843	Norsk Hydro ASA (Materials)	14,735
2,514	Orkla ASA (Consumer Staples)	19,715
71	Salmar ASA (Consumer Staples)	5,257
1,226	Telenor ASA (Communication Services)	16,895

		219,660

Portugal – 0.5%
1,706	EDP – Energias de Portugal SA (Utilities)	8,538

Shares	Description	Value

Common Stocks – (continued)
Portugal – (continued)
4,580	Jeronimo Martins SGPS SA (Consumer Staples)	$ 93,564

		102,102

Singapore – 0.3%
1,291	STMicroelectronics NV (Information Technology)	51,489

South Africa – 0.3%
1,290	Anglo American PLC (Materials)	63,194

Spain – 3.8%
106	Acciona SA (Utilities)	20,383
1,028	ACS Actividades de Construccion y Servicios SA (Industrials)	29,073
32	Aena SME SA (Industrials)*(a)	4,873
378	Amadeus IT Group SA (Information Technology)*	23,421
10,385	Banco Bilbao Vizcaya Argentaria SA (Financials)	56,504
21,835	Banco Santander SA (Financials)	70,511
7,645	CaixaBank SA (Financials)	27,583
208	Cellnex Telecom SA (Communication Services)*(a)	9,365
894	Enagas SA (Utilities)	20,409
921	Endesa SA (Utilities)	20,354
598	Ferrovial SA (Industrials)	15,381
812	Grifols SA (Health Care)	17,040
9,082	Iberdrola SA (Utilities)	107,361
3,011	Industria de Diseno Textil SA (Consumer Discretionary)	72,220
1,086	Naturgy Energy Group SA (Utilities)	32,737
1,815	Red Electrica Corp. SA (Utilities)	37,506
6,314	Repsol SA (Energy)	101,424
11,405	Telefonica SA (Communication Services)	61,821

		727,966

Sweden – 4.6%
226	Alfa Laval AB (Industrials)	6,089
990	Assa Abloy AB, Class B (Industrials)	24,306
2,761	Atlas Copco AB, Class A (Industrials)	30,856

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
1,447	Atlas Copco AB, Class B (Industrials)	$ 13,953
140	Boliden AB (Materials)	5,863
403	Electrolux AB, Class B (Consumer Discretionary)	6,244
416	Epiroc AB, Class A (Industrials)	8,032
310	Epiroc AB, Class B (Industrials)	5,196
1,311	EQT AB (Financials)	38,351
566	Essity AB, Class B (Consumer Staples)	14,822
529	Getinge AB, Class B (Health Care)	15,302
4,491	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	61,795
3,039	Hexagon AB, Class B (Information Technology)	36,933
401	Holmen AB, Class B (Materials)	20,543
1,575	Husqvarna AB, Class B (Industrials)	14,170
519	Industrivarden AB, Class A (Financials)	13,421
530	Industrivarden AB, Class C (Financials)	13,711
1,681	Investor AB, Class A (Financials)	34,999
2,565	Investor AB, Class B (Financials)	47,983
240	L E Lundbergforetagen AB, Class B (Financials)	11,792
605	Lifco AB, Class B (Industrials)	12,423
824	Lundin Energy AB (Energy)	39,837
1,298	Nibe Industrier AB, Class B (Industrials)	11,290
326	Sagax AB, Class B (Real Estate)	8,863
393	Sandvik AB (Industrials)	8,034
2,368	Securitas AB, Class B (Industrials)	25,208
2,520	Skandinaviska Enskilda Banken AB, Class A (Financials)	27,766
1,033	Skanska AB, Class B (Industrials)	17,780
1,163	Svenska Cellulosa AB SCA, Class B (Materials)	21,022
2,337	Svenska Handelsbanken AB, Class A (Financials)	22,950
1,551	Swedbank AB, Class A (Financials)	23,391
10,860	Swedish Match AB (Consumer Staples)	112,001
774	Swedish Orphan Biovitrum AB (Health Care)*	16,155
2,020	Tele2 AB, Class B (Communication Services)	24,662

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
5,207	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	$ 42,146
5,444	Telia Co. AB (Communication Services)	22,269
379	Volvo AB, Class A (Industrials)	6,926
754	Volvo AB, Class B (Industrials)	13,183

		880,267

Switzerland – 11.7%
2,166	ABB Ltd. (Industrials)	66,389
416	Adecco Group AG (Industrials)	16,183
322	Alcon, Inc. (Health Care)	24,119
150	Baloise Holding AG (Financials)	25,507
12	Barry Callebaut AG (Consumer Staples)	26,315
6	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	60,341
690	Cie Financiere Richemont SA (Consumer Discretionary)	76,555
380	Clariant AG (Materials)*	7,279
1,034	Credit Suisse Group AG (Financials)	7,260
35	EMS-Chemie Holding AG (Materials)	29,978
73	Geberit AG (Industrials)	40,043
11	Givaudan SA (Materials)	40,417
784	Holcim AG (Materials)*	38,834
107	Julius Baer Group Ltd. (Financials)	5,498
392	Kuehne + Nagel International AG (Industrials)	103,383
890	Logitech International SA (Information Technology)	54,316
89	Lonza Group AG (Health Care)	53,592
3,671	Novartis AG (Health Care)	332,651
88	Partners Group Holding AG (Financials)	94,514
1,373	Roche Holding AG (Health Care)	467,526
153	Roche Holding AG (Health Care)	59,792
62	Schindler Holding AG (Industrials)	12,393
83	Schindler Holding AG Participation Certificates (Industrials)	17,028
35	SGS SA (Industrials)	86,902
167	Sika AG (Materials)	46,256
67	Sonova Holding AG (Health Care)	23,695
445	Straumann Holding AG (Health Care)	56,614

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
119	Swatch Group AG (The) – Bearer (Consumer Discretionary)	$ 30,590
611	Swatch Group AG (The) – Registered (Consumer Discretionary)	29,704
64	Swiss Life Holding AG (Financials)	36,255
203	Swiss Prime Site AG (Real Estate)	20,437
69	Swisscom AG (Communication Services)	40,800
5,642	UBS Group AG (Financials)	106,212
52	VAT Group AG (Industrials)(a)	15,417
42	Vifor Pharma AG (Health Care)*	7,333
166	Zurich Insurance Group AG (Financials)	75,852

		2,235,980

United Kingdom – 17.6%
2,172	3i Group PLC (Financials)	34,751
10,190	abrdn PLC (Financials)	25,043
3,570	Admiral Group PLC (Financials)	100,019
554	Ashtead Group PLC (Industrials)	28,997
2,290	Associated British Foods PLC (Consumer Staples)	49,929
2,289	AstraZeneca PLC (Health Care)	301,580
10,599	Auto Trader Group PLC (Communication Services)(a)	78,758
11,927	Aviva PLC (Financials)	64,636
4,455	BAE Systems PLC (Industrials)	42,447
22,176	Barclays PLC (Financials)	47,250
2,874	Barratt Developments PLC (Consumer Discretionary)	18,284
176	Berkeley Group Holdings PLC (Consumer Discretionary)*	9,316
22,138	BP PLC (Energy)	121,158
3,310	British American Tobacco PLC (Consumer Staples)	146,089
1,150	British Land Co. PLC (The) REIT (Real Estate)	7,618
4,707	BT Group PLC (Communication Services)	11,108
952	Bunzl PLC (Industrials)	33,199
3,772	Burberry Group PLC (Consumer Discretionary)	81,434
3,054	CNH Industrial NV (Industrials)	45,377

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
608	Coca-Cola Europacific Partners PLC (Consumer Staples)	$ 32,303
5,168	Compass Group PLC (Consumer Discretionary)	115,773
438	Croda International PLC (Materials)	38,144
282	DCC PLC (Industrials)	19,938
3,416	Diageo PLC (Consumer Staples)	158,216
644	Entain PLC (Consumer Discretionary)*	11,866
1,338	Experian PLC (Industrials)	44,788
564	Halma PLC (Information Technology)	15,844
5,615	Hargreaves Lansdown PLC (Financials)	60,646
18,147	HSBC Holdings PLC (Financials)	121,901
2,638	Imperial Brands PLC (Consumer Staples)	59,528
91	InterContinental Hotels Group PLC (Consumer Discretionary)	5,656
218	Intertek Group PLC (Industrials)	12,734
28,825	J Sainsbury PLC (Consumer Staples)	82,974
37,979	JD Sports Fashion PLC (Consumer Discretionary)	58,706
499	Johnson Matthey PLC (Materials)	13,270
17,037	Kingfisher PLC (Consumer Discretionary)	56,600
1,112	Land Securities Group PLC REIT (Real Estate)	10,746
7,852	Legal & General Group PLC (Financials)	25,700
135,771	Lloyds Banking Group PLC (Financials)	76,812
113	London Stock Exchange Group PLC (Financials)	10,541
2,811	M&G PLC (Financials)	7,656
11,185	Melrose Industries PLC (Industrials)	19,087
4,894	National Grid PLC (Utilities)	72,226
6,019	NatWest Group PLC (Financials)	17,311
604	Next PLC (Consumer Discretionary)	49,312
311	Persimmon PLC (Consumer Discretionary)	8,533
2,126	Phoenix Group Holdings PLC (Financials)	17,084
824	Reckitt Benckiser Group PLC (Consumer Staples)	63,742
3,079	RELX PLC (Industrials)	88,319
3,182	Rentokil Initial PLC (Industrials)	20,300
7,615	Sage Group PLC (The) (Information Technology)	63,015
356	Schroders PLC (Financials)(b)	13,290

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
3,241	Segro PLC REIT (Real Estate)		$ 45,258
975	Severn Trent PLC (Utilities)		35,819
1,922	Smith & Nephew PLC (Health Care)		31,320
511	Smiths Group PLC (Industrials)		10,014
171	Spirax-Sarco Engineering PLC (Industrials)		22,769
1,536	SSE PLC (Utilities)		34,303
1,652	St James’s Place PLC (Financials)		26,941
821	Standard Chartered PLC (Financials)		6,517
5,670	Taylor Wimpey PLC (Consumer Discretionary)		9,297
27,257	Tesco PLC (Consumer Staples)		88,972
3,767	Unilever PLC (Consumer Staples)		181,594
2,220	United Utilities Group PLC (Utilities)		29,601
58,002	Vodafone Group PLC (Communication Services)		95,454
3,044	WPP PLC (Communication Services)		35,318

			3,372,731

United States – 6.1%
1,070	Ferguson PLC (Industrials)		128,541
9,061	GSK PLC (Health Care)		197,856
4,880	Nestle SA (Consumer Staples)		595,650
683	QIAGEN NV (Health Care)*		31,323
867	Schneider Electric SE (Industrials)		119,849
3,058	Stellantis NV (Consumer Discretionary)		45,646
392	Swiss Re AG (Financials)		32,274
630	Tenaris SA (Energy)		10,545

			1,161,684

TOTAL COMMON STOCKS (Cost $17,784,723)			$18,876,137

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
476	Bayerische Motoren Werke AG (Consumer Discretionary)	7.67%	$ 37,148
214	Henkel AG & Co. KGaA (Consumer Staples)	2.93	14,603
31	Sartorius AG (Health Care)	0.35	12,473

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
331	Volkswagen AG (Consumer Discretionary)	4.73%	$ 54,847

TOTAL PREFERRED STOCKS (Cost $132,475)			$ 119,071

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $17,917,198)			$18,995,208

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 3.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
714,030	0.660%		$ 714,030
(Cost $714,030)

TOTAL INVESTMENTS – 102.8% (Cost $18,631,228)			$19,709,238

OTHER ASSETS IN EXCESS OF LIABILITIES – (2.8)%			(539,868)

NET ASSETS – 100.0%			$19,169,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Europe Index	4	06/17/22	$109,434	$6,507

Sector Name	% of Total Market Value
Health Care	15.6%
Industrials	14.4
Consumer Staples	14.0
Financials	13.5
Consumer Discretionary	11.0
Materials	7.1
Information Technology	6.3
Energy	5.3
Utilities	4.5
Communication Services	3.9
Real Estate	0.8
Securities Lending Reinvestment Vehicle	3.6
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Australia – 7.3%
43,165	Ampol Ltd. (Energy)	$ 1,032,973
276,698	APA Group (Utilities)	2,258,809
81,707	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,980,517
30,845	ASX Ltd. (Financials)	1,787,834
383,871	Aurizon Holdings Ltd. (Industrials)	1,106,987
361,200	Australia & New Zealand Banking Group Ltd. (Financials)	6,488,036
766,386	BHP Group Ltd. (Materials)	24,525,108
566,845	BlueScope Steel Ltd. (Materials)	7,400,599
140,162	Brambles Ltd. (Industrials)	1,093,932
30,704	Cochlear Ltd. (Health Care)	4,911,029
611,659	Coles Group Ltd. (Consumer Staples)	7,691,702
249,453	Commonwealth Bank of Australia (Financials)	18,674,714
125,316	Computershare Ltd. (Information Technology)	2,085,574
44,114	CSL Ltd. (Health Care)	8,602,110
212,955	Dexus REIT (Real Estate)	1,600,959
244,458	Endeavour Group Ltd. (Consumer Staples)	1,273,128
564,584	Fortescue Metals Group Ltd. (Materials)	8,144,638
1,763,971	Glencore PLC (Materials)*	11,606,988
203,244	Goodman Group REIT (Real Estate)	2,996,130
376,410	GPT Group (The) REIT (Real Estate)	1,298,785
205,380	Insurance Australia Group Ltd. (Financials)	643,829
77,109	Lendlease Corp. Ltd. (Real Estate)	595,733
211,583	Lottery Corp. Ltd. (The) (Consumer Discretionary)*	719,433
49,042	Macquarie Group Ltd. (Financials)	6,542,829
818,821	Medibank Pvt Ltd. (Financials)	1,891,368
13,596	Mineral Resources Ltd. (Materials)	622,735
372,973	Mirvac Group REIT (Real Estate)	604,668
366,995	National Australia Bank Ltd. (Financials)	8,229,629
43,679	Newcrest Mining Ltd. (Materials)	784,582
63,607	Orica Ltd. (Materials)	738,725
351,742	Origin Energy Ltd. (Utilities)	1,728,407
134,137	QBE Insurance Group Ltd. (Financials)	1,157,565
15,657	Ramsay Health Care Ltd. (Health Care)	877,970
26,239	REA Group Ltd. (Communication Services)	2,119,607
76,940	Reece Ltd. (Industrials)	884,742
104,907	Rio Tinto Ltd. (Materials)	8,612,940
180,054	Rio Tinto PLC (Materials)	13,048,033

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
232,313	Santos Ltd. (Energy)	$ 1,366,528
289,219	Scentre Group REIT (Real Estate)	595,443
89,793	Sonic Healthcare Ltd. (Health Care)	2,361,381
1,812,991	South32 Ltd. (Materials)	6,502,746
282,224	Stockland REIT (Real Estate)	809,814
355,206	Suncorp Group Ltd. (Financials)	2,892,060
858,577	Telstra Corp. Ltd. (Communication Services)	2,389,693
174,999	Transurban Group (Industrials)	1,803,946
71,490	Treasury Wine Estates Ltd. (Consumer Staples)	610,272
666,538	Vicinity Centres REIT (Real Estate)	903,687
262,103	Wesfarmers Ltd. (Consumer Discretionary)	8,872,645
431,353	Westpac Banking Corp. (Financials)	7,386,121
20,012	WiseTech Global Ltd. (Information Technology)	604,371
219,078	Woodside Energy Group Ltd. (Energy)	4,676,947
419,003	Woolworths Group Ltd. (Consumer Staples)	10,414,814

		218,553,815

Austria – 0.6%
36,554	Erste Group Bank AG (Financials)	1,135,988
47,765	Mondi PLC (Materials)	926,151
99,921	OMV AG (Energy)	5,822,999
24,679	Verbund AG (Utilities)	2,449,424
235,387	voestalpine AG (Materials)	6,878,882

		17,213,444

Belgium – 0.7%
12,089	Ageas SA/NV (Financials)(a)	607,242
84,141	Anheuser-Busch InBev SA/NV (Consumer Staples)	4,702,400
8,000	D’ieteren Group (Consumer Discretionary)	1,248,650
13,561	Elia Group SA/NV (Utilities)	2,227,024
21,025	Groupe Bruxelles Lambert SA (Financials)	1,936,081
19,030	KBC Group NV (Financials)	1,184,421
39,659	Proximus SADP (Communication Services)	682,942
9,564	Sofina SA (Financials)	2,247,849
13,109	Solvay SA (Materials)	1,279,319
42,569	UCB SA (Health Care)	3,746,665

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
30,923	Warehouses De Pauw CVA REIT (Real Estate)	$ 1,137,556

		21,000,149

Brazil – 0.0%
24,635	Yara International ASA (Materials)	1,272,539

Canada – 12.3%
90,628	Algonquin Power & Utilities Corp. (Utilities)	1,318,382
172,268	Alimentation Couche-Tard, Inc. (Consumer Staples)	7,827,206
76,202	AltaGas Ltd. (Utilities)	1,839,909
116,606	ARC Resources Ltd. (Energy)	1,756,212
74,577	Bank of Montreal (Financials)	8,112,464
148,312	Bank of Nova Scotia (The) (Financials)	10,058,270
156,678	Barrick Gold Corp. (Materials)	3,209,493
37,334	BCE, Inc. (Communication Services)	2,033,985
102,373	Brookfield Asset Management, Inc., Class A (Financials)	5,176,722
24,663	Cameco Corp. (Energy)	604,266
29,273	Canadian Apartment Properties REIT (Real Estate)	1,145,601
123,566	Canadian Imperial Bank of Commerce (Financials)	6,797,424
37,435	Canadian National Railway Co. (Industrials)	4,256,554
135,725	Canadian Natural Resources Ltd. (Energy)	8,982,519
50,825	Canadian Pacific Railway Ltd. (Industrials)	3,626,482
30,583	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	4,201,853
50,955	Canadian Utilities Ltd., Class A (Utilities)	1,616,654
29,532	CCL Industries, Inc., Class B (Materials)	1,417,704
355,091	Cenovus Energy, Inc. (Energy)	8,231,228
53,767	CGI, Inc. (Information Technology)*	4,593,904
10,703	Constellation Software, Inc. (Information Technology)	16,845,389
150,475	Dollarama, Inc. (Consumer Discretionary)	8,727,395
45,743	Emera, Inc. (Utilities)	2,273,679
472,009	Empire Co. Ltd., Class A (Consumer Staples)	15,468,058
175,284	Enbridge, Inc. (Energy)	8,097,280
20,186	Fairfax Financial Holdings Ltd. (Financials)	11,202,883
22,005	FirstService Corp. (Real Estate)	2,817,844

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
62,639	Fortis, Inc. (Utilities)(a)	$ 3,159,064
6,005	Franco-Nevada Corp. (Materials)	849,488
104,335	George Weston Ltd. (Consumer Staples)	12,805,444
97,795	Great-West Lifeco, Inc. (Financials)(a)	2,683,689
81,150	Hydro One Ltd. (Utilities)(b)	2,263,487
119,570	iA Financial Corp., Inc. (Financials)	6,208,924
54,943	IGM Financial, Inc. (Financials)	1,692,358
159,490	Imperial Oil Ltd. (Energy)(a)	8,735,793
24,602	Intact Financial Corp. (Financials)	3,554,584
153,531	Ivanhoe Mines Ltd., Class A (Materials)*	1,170,130
22,712	Keyera Corp. (Energy)	605,306
201,743	Loblaw Cos. Ltd. (Consumer Staples)	18,612,002
65,289	Magna International, Inc. (Consumer Discretionary)	4,236,804
444,173	Manulife Financial Corp. (Financials)(a)	8,227,832
63,502	Metro, Inc. (Consumer Staples)	3,507,333
70,037	National Bank of Canada (Financials)	5,375,493
62,376	Northland Power, Inc. (Utilities)	1,891,721
86,184	Nutrien Ltd. (Materials)	8,422,504
55,389	Onex Corp. (Financials)	3,304,904
34,809	Open Text Corp. (Information Technology)	1,426,650
28,003	Parkland Corp. (Energy)	833,769
73,069	Pembina Pipeline Corp. (Energy)	2,946,214
241,096	Power Corp. of Canada (Financials)	6,963,068
48,299	Quebecor, Inc., Class B (Communication Services)	1,095,925
17,215	Restaurant Brands International, Inc. (Consumer Discretionary)	903,997
41,437	RioCan Real Estate Investment Trust REIT (Real Estate)	745,299
44,049	Rogers Communications, Inc., Class B (Communication Services)	2,259,128
209,692	Royal Bank of Canada (Financials)	21,911,683
119,495	Saputo, Inc. (Consumer Staples)	2,402,465
64,432	Shaw Communications, Inc., Class B (Communication Services)	1,825,705
94,120	Sun Life Financial, Inc. (Financials)(a)	4,597,172
173,790	Suncor Energy, Inc. (Energy)	6,992,270
85,571	TC Energy Corp. (Energy)	4,952,882
62,265	Teck Resources Ltd., Class B (Materials)	2,581,473
100,863	TELUS Corp. (Communication Services)	2,523,868
26,135	Thomson Reuters Corp. (Industrials)	2,586,742

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
16,831	TMX Group Ltd. (Financials)	$ 1,831,403
34,157	Toromont Industries Ltd. (Industrials)	3,029,667
243,415	Toronto-Dominion Bank (The) (Financials)	18,601,806
33,946	Tourmaline Oil Corp. (Energy)	2,095,508
148,926	West Fraser Timber Co. Ltd. (Materials)	13,740,494
127,737	WSP Global, Inc. (Industrials)	14,100,202

		370,493,610

Chile – 0.1%
35,845	Antofagasta PLC (Materials)	667,468
198,389	Lundin Mining Corp. (Materials)	1,766,107

		2,433,575

China – 0.6%
1,418,634	BOC Hong Kong Holdings Ltd. (Financials)	5,451,729
1,231,017	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)*	2,130,789
27,221	Futu Holdings Ltd. ADR (Financials)*(a)	999,283
18,678	Prosus NV (Consumer Discretionary)*	966,026
1,231,805	SITC International Holdings Co. Ltd. (Industrials)	4,647,402
229,459	Wilmar International Ltd. (Consumer Staples)	697,968
744,405	Xinyi Glass Holdings Ltd. (Industrials)	1,891,956

		16,785,153

Denmark – 2.6%
3,261	AP Moller – Maersk A/S, Class A (Industrials)	9,400,387
3,508	AP Moller – Maersk A/S, Class B (Industrials)	10,213,430
22,745	Carlsberg AS, Class B (Consumer Staples)	2,889,242
13,845	Chr Hansen Holding A/S (Materials)	1,035,841
22,461	Coloplast A/S, Class B (Health Care)	2,665,585
171,141	Danske Bank A/S (Financials)	2,794,461
52,587	Demant A/S (Health Care)*	2,310,210
11,353	DSV A/S (Industrials)	1,859,486
3,774	Genmab A/S (Health Care)*	1,148,239
295,151	Novo Nordisk A/S, Class B (Health Care)	32,626,214
37,727	Novozymes A/S, Class B (Materials)	2,389,665
51,548	Pandora A/S (Consumer Discretionary)	4,153,559
4,499	ROCKWOOL A/S, Class B (Industrials)	1,249,947

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
129,626	Tryg A/S (Financials)	$ 3,015,296

		77,751,562

Finland – 1.0%
30,336	Elisa OYJ (Communication Services)	1,712,616
353,800	Fortum OYJ (Utilities)	6,518,945
22,986	Kone OYJ, Class B (Industrials)	1,169,136
961,557	Nokia OYJ (Information Technology)	4,821,750
357,424	Nordea Bank Abp (Financials)	3,624,783
165,803	Orion OYJ, Class B (Health Care)	6,784,952
75,846	Sampo OYJ, Class A (Financials)	3,419,003
82,451	Stora Enso OYJ, Class R (Materials)	1,591,187
42,292	UPM-Kymmene OYJ (Materials)	1,494,623

		31,136,995

France – 10.1%
41,895	Air Liquide SA (Materials)	7,308,266
28,130	Airbus SE (Industrials)	3,278,007
10,612	Amundi SA (Financials)(b)	615,583
19,324	Arkema SA (Materials)	2,329,880
195,926	AXA SA (Financials)	4,934,416
40,710	BioMerieux (Health Care)	4,269,478
136,402	BNP Paribas SA (Financials)(a)	7,760,471
1,412,837	Bollore SE (Communication Services)	7,506,971
62,310	Bouygues SA (Industrials)	2,144,665
71,331	Bureau Veritas SA (Industrials)	2,053,227
64,263	Capgemini SE (Information Technology)(a)	12,425,939
445,493	Carrefour SA (Consumer Staples)*(a)	9,081,774
161,503	Cie de Saint-Gobain (Industrials)(a)	9,532,860
16,665	Cie Generale des Etablissements Michelin (Consumer Discretionary)	2,164,602
8,948	Covivio REIT (Real Estate)	650,859
236,597	Credit Agricole SA (Financials)(a)	2,614,131
92,893	Danone SA (Consumer Staples)	5,446,274
9,916	Dassault Aviation SA (Industrials)	1,675,171
120,070	Dassault Systemes SE (Information Technology)	5,040,172
26,187	Edenred (Information Technology)*	1,288,186
101,573	Eiffage SA (Industrials)	10,021,413
349,337	Engie SA (Utilities)	4,676,346
38,493	EssilorLuxottica SA (Consumer Discretionary)(a)	6,187,408

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
28,704	Eurazeo SE (Financials)	$ 2,210,866
10,996	Gecina SA REIT (Real Estate)	1,288,674
121,490	Getlink SE (Industrials)	2,332,871
10,234	Hermes International (Consumer Discretionary)	12,169,127
111,877	Ipsen SA (Health Care)	11,169,861
9,975	Kering (Consumer Discretionary)	5,446,513
25,108	Klepierre SA REIT (Real Estate)*	570,753
208,232	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	7,570,949
40,714	Legrand SA (Industrials)(a)	3,513,616
55,299	L’Oreal SA (Consumer Staples)	19,463,000
44,638	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	28,557,196
249,510	Orange SA (Communication Services)	3,113,367
20,053	Pernod Ricard SA (Consumer Staples)	3,920,426
96,158	Publicis Groupe SA (Communication Services)	5,241,113
16,484	Remy Cointreau SA (Consumer Staples)	3,024,900
86,883	Renault SA (Consumer Discretionary)*	2,378,027
7,157	Safran SA (Industrials)	737,943
167,423	Sanofi (Health Care)	17,823,999
11,621	Sartorius Stedim Biotech (Health Care)	3,997,374
40,239	SEB SA (Consumer Discretionary)	4,276,120
206,002	Societe Generale SA (Financials)(a)	5,518,097
10,522	Teleperformance (Industrials)	3,479,573
22,339	Thales SA (Industrials)	2,718,523
291,238	TotalEnergies SE (Energy)	17,343,460
63,039	Ubisoft Entertainment SA (Communication Services)*	3,292,115
153,153	Veolia Environnement SA (Utilities)*	4,272,258
72,355	Vinci SA (Industrials)	6,951,126
172,485	Vivendi SE (Communication Services)	2,050,999
31,357	Wendel SE (Financials)	3,216,358
62,985	Worldline SA (Information Technology)*(b)	2,564,638

		303,219,941

Germany – 7.0%
42,178	adidas AG (Consumer Discretionary)	8,334,494
42,665	Allianz SE (Financials)	8,913,370
48,649	BASF SE (Materials)	2,672,992
119,464	Bayer AG (Health Care)	8,520,633

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
53,864	Bayerische Motoren Werke AG (Consumer Discretionary)	$ 4,652,499
20,825	Bechtle AG (Information Technology)	926,707
50,383	Beiersdorf AG (Consumer Staples)	5,209,456
46,326	Brenntag SE (Industrials)	3,571,141
9,906	Carl Zeiss Meditec AG (Health Care)	1,318,517
111,680	Covestro AG (Materials)(b)	5,084,583
62,574	Daimler Truck Holding AG (Industrials)*	1,945,951
388,734	Deutsche Bank AG (Financials)	4,320,060
27,914	Deutsche Boerse AG (Financials)	4,672,326
137,168	Deutsche Lufthansa AG (Industrials)*	1,003,021
286,152	Deutsche Post AG (Industrials)	11,803,341
358,801	Deutsche Telekom AG (Communication Services)	7,350,611
313,255	E.ON SE (Utilities)	3,182,589
45,866	Evonik Industries AG (Materials)	1,224,910
64,250	Fresenius Medical Care AG & Co. KGaA (Health Care)	3,898,409
172,493	Fresenius SE & Co. KGaA (Health Care)	5,890,889
43,478	GEA Group AG (Industrials)	1,730,292
12,263	Hannover Rueck SE (Financials)	1,870,673
98,374	HeidelbergCement AG (Materials)	5,701,231
153,422	HelloFresh SE (Consumer Staples)*	5,689,914
25,801	Henkel AG & Co. KGaA (Consumer Staples)	1,734,368
37,030	Infineon Technologies AG (Information Technology)	1,148,004
35,585	Knorr-Bremse AG (Industrials)	2,423,698
10,395	LEG Immobilien SE (Real Estate)	1,067,463
125,148	Mercedes-Benz Group AG (Consumer Discretionary)	8,875,093
43,521	Merck KGaA (Health Care)	8,158,831
12,932	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	3,154,422
80,516	Nemetschek SE (Information Technology)	5,732,361
81,797	Puma SE (Consumer Discretionary)	6,065,408
4,713	Rational AG (Industrials)	3,054,526
8,716	Rheinmetall AG (Industrials)	1,758,161
192,870	RWE AG (Utilities)	8,471,095
131,439	SAP SE (Information Technology)	13,065,212
16,293	Scout24 SE (Communication Services)(b)	1,006,391
68,699	Siemens AG (Industrials)	9,010,829

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
235,518	Siemens Energy AG (Industrials)	$ 4,524,978
49,760	Siemens Healthineers AG (Health Care)(b)	2,978,707
23,258	Symrise AG (Materials)	2,560,031
649,921	Telefonica Deutschland Holding AG (Communication Services)	2,060,139
97,166	Uniper SE (Utilities)	2,502,303
29,649	United Internet AG (Communication Services)	969,996
17,213	Volkswagen AG (Consumer Discretionary)	3,861,218
46,510	Vonovia SE (Real Estate)	1,766,256
118,622	Zalando SE (Consumer Discretionary)*(b)	4,809,746

		210,247,845

Hong Kong – 2.1%
1,333,704	AIA Group Ltd. (Financials)	13,752,593
378,687	CK Asset Holdings Ltd. (Real Estate)	2,473,722
117,015	CK Infrastructure Holdings Ltd. (Utilities)	783,774
138,924	CLP Holdings Ltd. (Utilities)	1,385,601
109,996	Hang Seng Bank Ltd. (Financials)	1,922,166
1,371,127	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	1,312,485
1,198,897	HKT Trust & HKT Ltd. (Communication Services)	1,650,373
930,103	Hong Kong & China Gas Co. Ltd. (Utilities)	1,052,739
170,287	Hong Kong Exchanges & Clearing Ltd. (Financials)	7,362,307
167,559	Hongkong Land Holdings Ltd. (Real Estate)	777,474
29,343	Jardine Matheson Holdings Ltd. (Industrials)	1,703,068
131,229	Link REIT (Real Estate)	1,188,422
204,978	MTR Corp. Ltd. (Industrials)	1,106,464
157,483	New World Development Co. Ltd. (Real Estate)	600,180
248,281	Power Assets Holdings Ltd. (Utilities)	1,621,862
154,181	Prudential PLC (Financials)	2,016,013
99,904	Sun Hung Kai Properties Ltd. (Real Estate)	1,221,175
1,341,463	Swire Pacific Ltd., Class A (Real Estate)	8,155,934
379,189	Techtronic Industries Co. Ltd. (Industrials)	4,968,502
9,455,335	WH Group Ltd. (Consumer Staples)(b)	7,255,210

		62,310,064

Ireland – 0.5%
74,918	AerCap Holdings NV (Industrials)*	3,703,946

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
90,602	CRH PLC (Materials)	$ 3,748,843
15,712	Kerry Group PLC, Class A (Consumer Staples)	1,622,555
23,883	Kingspan Group PLC (Industrials)	1,964,903
77,902	Smurfit Kappa Group PLC (Materials)	3,151,169

		14,191,416

Israel – 0.9%
11,054	Azrieli Group Ltd. (Real Estate)	825,909
192,530	Bank Hapoalim BM (Financials)	1,776,159
230,157	Bank Leumi Le-Israel BM (Financials)	2,280,178
26,941	Check Point Software Technologies Ltd. (Information Technology)*	3,369,780
5,527	Elbit Systems Ltd. (Industrials)	1,119,857
240,782	ICL Group Ltd. (Materials)(a)	2,675,396
279,482	Israel Discount Bank Ltd., Class A (Financials)	1,577,880
63,491	Mizrahi Tefahot Bank Ltd. (Financials)	2,078,265
7,378	Nice Ltd. (Information Technology)*	1,484,706
668,188	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	6,080,511
19,111	Tower Semiconductor Ltd. (Information Technology)*	940,643
47,582	ZIM Integrated Shipping Services Ltd. (Industrials)	3,029,546

		27,238,830

Italy – 1.9%
183,366	Assicurazioni Generali SpA (Financials)(a)	3,329,504
93,747	Atlantia SpA (Industrials)	2,266,626
96,447	Coca-Cola HBC AG (Consumer Staples)*	2,124,126
141,608	Davide Campari-Milano NV (Consumer Staples)	1,508,178
19,929	DiaSorin SpA (Health Care)	2,615,246
530,735	Enel SpA (Utilities)	3,436,317
637,524	Eni SpA (Energy)	9,696,494
28,573	Ferrari NV (Consumer Discretionary)	5,552,444
187,920	FinecoBank Banca Fineco SpA (Financials)	2,651,245
86,953	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	965,484
705,488	Intesa Sanpaolo SpA (Financials)	1,534,559
110,268	Moncler SpA (Consumer Discretionary)	5,280,172

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
329,000	Poste Italiane SpA (Financials)(b)	$ 3,550,847
77,297	Prysmian SpA (Industrials)	2,489,102
82,597	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	3,687,933
314,530	Snam SpA (Utilities)	1,822,848
276,474	Terna - Rete Elettrica Nazionale (Utilities)	2,336,804
109,687	UniCredit SpA (Financials)	1,280,774

		56,128,703

Japan – 17.7%
58,910	Advantest Corp. (Information Technology)	4,075,549
73,380	Aeon Co. Ltd. (Consumer Staples)	1,344,734
34,210	AGC, Inc. (Industrials)	1,291,069
20,017	Aisin Corp. (Consumer Discretionary)	657,405
65,512	Ajinomoto Co., Inc. (Consumer Staples)	1,595,978
81,712	Asahi Group Holdings Ltd. (Consumer Staples)	2,756,657
42,310	Asahi Intecc Co. Ltd. (Health Care)	640,677
71,396	Asahi Kasei Corp. (Materials)	578,849
496,363	Astellas Pharma, Inc. (Health Care)	7,957,936
38,992	Azbil Corp. (Information Technology)	1,156,318
57,006	Bandai Namco Holdings, Inc. (Consumer Discretionary)	4,265,092
79,129	Bridgestone Corp. (Consumer Discretionary)	3,126,532
216,105	Brother Industries Ltd. (Information Technology)	3,993,016
110,515	Canon, Inc. (Information Technology)(a)	2,785,103
57,584	Capcom Co. Ltd. (Communication Services)	1,638,287
5,103	Central Japan Railway Co. (Industrials)	633,487
132,516	Chubu Electric Power Co., Inc. (Utilities)	1,329,847
104,379	Chugai Pharmaceutical Co. Ltd. (Health Care)	2,862,522
170,722	Concordia Financial Group Ltd. (Financials)	577,279
402,202	CyberAgent, Inc. (Communication Services)	4,348,890
37,291	Dai Nippon Printing Co. Ltd. (Industrials)	852,233
57,194	Dai-ichi Life Holdings, Inc. (Financials)	1,170,822
144,851	Daiichi Sankyo Co. Ltd. (Health Care)	3,849,707
16,356	Daikin Industries Ltd. (Industrials)	2,629,903
45,781	Daito Trust Construction Co. Ltd. (Real Estate)	4,056,927

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
40,973	Daiwa House Industry Co. Ltd. (Real Estate)	$ 988,932
673	Daiwa House REIT Investment Corp. REIT (Real Estate)	1,666,217
236,816	Daiwa Securities Group, Inc. (Financials)	1,152,003
43,007	Denso Corp. (Consumer Discretionary)	2,633,341
69,723	Dentsu Group, Inc. (Communication Services)	2,330,513
2,745	Disco Corp. (Information Technology)	748,956
11,200	East Japan Railway Co. (Industrials)	575,823
55,379	Eisai Co. Ltd. (Health Care)	2,280,679
371,440	ENEOS Holdings, Inc. (Energy)	1,504,874
4,248	FANUC Corp. (Industrials)	696,910
7,549	Fast Retailing Co. Ltd. (Consumer Discretionary)	3,635,280
82,829	FUJIFILM Holdings Corp. (Information Technology)	4,575,893
56,095	Fujitsu Ltd. (Information Technology)	8,435,289
1,151	GLP J REIT (Real Estate)	1,482,535
133,703	Hakuhodo DY Holdings, Inc. (Communication Services)	1,366,702
18,367	Hamamatsu Photonics KK (Information Technology)	860,920
25,066	Hankyu Hanshin Holdings, Inc. (Industrials)	673,194
6,060	Hirose Electric Co. Ltd. (Information Technology)	844,146
109,434	Hitachi Ltd. (Industrials)	5,720,733
99,513	Hitachi Metals Ltd. (Materials)*	1,600,469
387,204	Honda Motor Co. Ltd. (Consumer Discretionary)	9,592,438
9,590	Hoshizaki Corp. (Industrials)	568,788
89,370	Hoya Corp. (Health Care)	9,593,841
16,269	Ibiden Co. Ltd. (Information Technology)	598,808
47,296	Idemitsu Kosan Co. Ltd. (Energy)	1,286,766
572,279	Inpex Corp. (Energy)	7,469,054
286,235	Isuzu Motors Ltd. (Consumer Discretionary)	3,361,974
102,042	Ito En Ltd. (Consumer Staples)	4,338,837
302,107	ITOCHU Corp. (Industrials)	8,677,254
41,210	Itochu Techno-Solutions Corp. (Information Technology)	1,029,890
45,716	Japan Exchange Group, Inc. (Financials)	722,636

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
903	Japan Metropolitan Fund Invest REIT (Real Estate)	$ 764,404
96,579	Japan Post Bank Co. Ltd. (Financials)	739,479
547,538	Japan Post Holdings Co. Ltd. (Financials)	4,084,243
170,536	Japan Post Insurance Co. Ltd. (Financials)	2,818,295
261	Japan Real Estate Investment Corp. REIT (Real Estate)	1,296,428
182,136	Japan Tobacco, Inc. (Consumer Staples)	3,313,687
58,712	JSR Corp. (Materials)	1,862,062
72,699	Kajima Corp. (Industrials)	783,247
82,374	Kansai Electric Power Co., Inc. (The) (Utilities)	802,962
77,055	Kao Corp. (Consumer Staples)	3,112,268
240,183	KDDI Corp. (Communication Services)	8,375,459
15,193	Keyence Corp. (Information Technology)	6,092,789
52,570	Kikkoman Corp. (Consumer Staples)	2,803,297
20,458	Kintetsu Group Holdings Co. Ltd. (Industrials)	598,736
121,058	Kirin Holdings Co. Ltd. (Consumer Staples)	1,874,990
17,145	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	1,152,818
36,638	Komatsu Ltd. (Industrials)	910,218
47,398	Kose Corp. (Consumer Staples)	4,303,382
24,819	Kyocera Corp. (Information Technology)	1,401,995
40,501	Kyowa Kirin Co. Ltd. (Health Care)	874,276
64,055	Lixil Corp. (Industrials)	1,224,387
56,620	M3, Inc. (Health Care)	1,644,751
655,143	Marubeni Corp. (Industrials)	6,892,892
686,113	Mazda Motor Corp. (Consumer Discretionary)	5,808,054
32,104	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)(a)	1,250,270
49,974	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,462,864
140,684	MISUMI Group, Inc. (Industrials)	3,189,982
577,641	Mitsubishi Chemical Holdings Corp. (Materials)	3,440,387
232,630	Mitsubishi Corp. (Industrials)	8,016,237
159,237	Mitsubishi Electric Corp. (Industrials)	1,752,727
73,049	Mitsubishi Estate Co. Ltd. (Real Estate)	1,083,995
204,937	Mitsubishi HC Capital, Inc. (Financials)	976,535
61,065	Mitsubishi Heavy Industries Ltd. (Industrials)	2,321,177

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,067,594	Mitsubishi UFJ Financial Group, Inc. (Financials)	$ 6,055,605
295,139	Mitsui & Co. Ltd. (Industrials)	7,414,896
30,858	Mitsui Fudosan Co. Ltd. (Real Estate)	675,712
82,861	Mitsui OSK Lines Ltd. (Industrials)	2,218,945
158,885	Mizuho Financial Group, Inc. (Financials)	1,876,064
311,688	MonotaRO Co. Ltd. (Industrials)	4,574,348
86,054	MS&AD Insurance Group Holdings, Inc. (Financials)	2,737,915
50,755	Murata Manufacturing Co. Ltd. (Information Technology)	3,274,643
190,406	NEC Corp. (Information Technology)	7,711,262
40,501	NGK Insulators Ltd. (Industrials)	603,210
12,758	Nidec Corp. (Industrials)	860,715
56,955	Nihon M&A Center Holdings, Inc. (Industrials)	662,767
10,691	Nintendo Co. Ltd. (Communication Services)	4,771,870
213	Nippon Building Fund, Inc. REIT (Real Estate)	1,159,003
538	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,434,444
105,360	Nippon Steel Corp. (Materials)	1,843,155
425,783	Nippon Telegraph & Telephone Corp. (Communication Services)	12,944,439
93,259	Nippon Yusen KK (Industrials)	7,756,783
21,902	Nissan Chemical Corp. (Materials)	1,239,431
68,009	Nisshin Seifun Group, Inc. (Consumer Staples)	796,156
17,777	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	1,163,530
36,843	Nitori Holdings Co. Ltd. (Consumer Discretionary)	3,725,970
19,002	Nitto Denko Corp. (Materials)	1,381,077
180,298	Nomura Holdings, Inc. (Financials)	713,231
958	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,249,581
60,977	Nomura Research Institute Ltd. (Information Technology)	1,682,680
191,167	NTT Data Corp. (Information Technology)	3,007,672
118,134	Obayashi Corp. (Industrials)	838,403
5,333	Obic Co. Ltd. (Information Technology)	790,965

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
132,647	Oji Holdings Corp. (Materials)	$ 584,639
266,768	Olympus Corp. (Health Care)	5,579,224
50,112	Omron Corp. (Information Technology)	2,892,702
101,862	Ono Pharmaceutical Co. Ltd. (Health Care)	2,695,311
36,889	Oracle Corp. Japan (Information Technology)	2,242,388
12,830	Oriental Land Co. Ltd. (Consumer Discretionary)	1,914,851
138,883	ORIX Corp. (Financials)	2,646,599
59,334	Osaka Gas Co. Ltd. (Utilities)	1,109,702
22,176	Otsuka Corp. (Information Technology)	704,178
62,356	Otsuka Holdings Co. Ltd. (Health Care)	2,078,937
49,704	Pan Pacific International Holdings Corp. (Consumer Discretionary)	766,163
188,617	Panasonic Holdings Corp. (Consumer Discretionary)	1,735,960
224,176	Persol Holdings Co. Ltd. (Industrials)	4,368,683
194,218	Rakuten Group, Inc. (Consumer Discretionary)	1,093,038
267,905	Recruit Holdings Co. Ltd. (Industrials)	9,858,621
297,610	Renesas Electronics Corp. (Information Technology)*	3,525,653
319,062	Resona Holdings, Inc. (Financials)	1,186,763
690,947	Ricoh Co. Ltd. (Information Technology)	5,822,119
198,343	SBI Holdings, Inc. (Financials)	4,034,853
34,066	SCSK Corp. (Information Technology)	570,128
16,364	Secom Co. Ltd. (Industrials)	1,080,842
164,395	Seiko Epson Corp. (Information Technology)	2,756,423
82,635	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	1,188,346
83,505	Sekisui House Ltd. (Consumer Discretionary)	1,481,598
129,820	Seven & i Holdings Co. Ltd. (Consumer Staples)	5,459,413
114,643	Sharp Corp. (Consumer Discretionary)	934,825
56,657	Shimadzu Corp. (Information Technology)	2,085,358
8,944	Shimano, Inc. (Consumer Discretionary)	1,584,119
22,793	Shin-Etsu Chemical Co. Ltd. (Materials)	3,248,550
23,891	Shionogi & Co. Ltd. (Health Care)	1,277,146
147,142	Shiseido Co. Ltd. (Consumer Staples)	6,206,168
143,340	Shizuoka Bank Ltd. (The) (Financials)	836,786

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,236	SMC Corp. (Industrials)	$ 1,157,759
330,476	SoftBank Corp. (Communication Services)	3,801,970
136,551	SoftBank Group Corp. (Communication Services)	5,709,572
60,801	Sompo Holdings, Inc. (Financials)	2,763,918
116,364	Sony Group Corp. (Consumer Discretionary)	10,958,450
44,134	Square Enix Holdings Co. Ltd. (Communication Services)	2,199,067
49,970	Subaru Corp. (Consumer Discretionary)	865,235
45,094	SUMCO Corp. (Information Technology)	735,062
541,136	Sumitomo Chemical Co. Ltd. (Materials)	2,233,614
263,665	Sumitomo Corp. (Industrials)	3,791,677
58,958	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	653,307
13,565	Sumitomo Metal Mining Co. Ltd. (Materials)	571,091
170,602	Sumitomo Mitsui Financial Group, Inc. (Financials)	5,201,143
45,384	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	1,368,099
73,297	Suntory Beverage & Food Ltd. (Consumer Staples)	2,743,403
54,015	Sysmex Corp. (Health Care)	3,525,702
133,517	Taisei Corp. (Industrials)	3,995,806
294,465	Takeda Pharmaceutical Co. Ltd. (Health Care)	8,476,069
51,545	Terumo Corp. (Health Care)	1,670,820
38,148	TIS, Inc. (Information Technology)	1,000,812
29,136	Tobu Railway Co. Ltd. (Industrials)	653,859
28,070	Toho Co. Ltd. (Communication Services)	1,110,625
71,410	Tokio Marine Holdings, Inc. (Financials)	4,144,328
27,028	Tokyo Electron Ltd. (Information Technology)	12,391,554
82,539	Tokyo Gas Co. Ltd. (Utilities)	1,611,065
49,463	Tokyu Corp. (Industrials)	562,128
127,248	TOPPAN, Inc. (Industrials)	2,398,666
116,512	Toray Industries, Inc. (Materials)	603,459
34,086	Toshiba Corp. (Industrials)	1,528,829
60,123	Tosoh Corp. (Materials)	876,292
25,467	TOTO Ltd. (Industrials)	862,131
786,726	Toyota Motor Corp. (Consumer Discretionary)	12,980,108

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
42,314	Trend Micro, Inc. (Information Technology)	$ 2,489,929
55,896	Unicharm Corp. (Consumer Staples)	1,921,350
63,350	USS Co. Ltd. (Consumer Discretionary)	1,156,743
224,031	Welcia Holdings Co. Ltd. (Consumer Staples)	4,519,106
18,671	Yakult Honsha Co. Ltd. (Consumer Staples)	1,029,013
14,376	Yamaha Corp. (Consumer Discretionary)	594,507
60,478	Yamato Holdings Co. Ltd. (Industrials)	1,046,477
68,301	Yokogawa Electric Corp. (Information Technology)	1,230,687
267,621	ZOZO, Inc. (Consumer Discretionary)	5,710,441

		530,776,238

Jordan – 0.1%
94,774	Hikma Pharmaceuticals PLC (Health Care)	2,028,753

Luxembourg – 0.6%
421,469	ArcelorMittal (Materials)	13,524,649
34,078	Eurofins Scientific SE (Health Care)	3,169,457

		16,694,106

Netherlands – 4.8%
120,179	ABN AMRO Bank NV (Financials)(b)	1,403,929
480	Adyen NV (Information Technology)*(b)	744,151
948,307	Aegon NV (Financials)	5,051,943
20,980	Akzo Nobel NV (Materials)	1,827,204
7,843	ASM International NV (Information Technology)	2,431,066
50,718	ASML Holding NV (Information Technology)	29,121,781
13,661	Euronext NV (Financials)(b)	1,179,529
58,872	EXOR NV (Financials)	4,332,679
53,125	Heineken Holding NV (Consumer Staples)	4,202,817
26,345	Heineken NV (Consumer Staples)	2,647,797
11,801	IMCD NV (Industrials)	1,766,063
368,585	ING Groep NV (Financials)	4,155,368
94,716	JDE Peet’s NV (Consumer Staples)	2,769,983
466,121	Koninklijke Ahold Delhaize NV (Consumer Staples)	12,835,338
25,720	Koninklijke DSM NV (Materials)	4,334,018
836,450	Koninklijke KPN NV (Communication Services)	3,040,289
181,393	Koninklijke Philips NV (Health Care)	4,661,673

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
130,681	NN Group NV (Financials)	$ 6,483,033
36,403	OCI NV (Materials)*	1,279,093
92,086	Randstad NV (Industrials)	5,184,895
1,167,140	Shell PLC (Energy)	34,957,083
64,224	Universal Music Group NV (Communication Services)	1,437,232
96,126	Wolters Kluwer NV (Industrials)	9,488,119

		145,335,083

New Zealand – 0.2%
178,364	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	2,438,228
501,286	Spark New Zealand Ltd. (Communication Services)	1,585,877
32,390	Xero Ltd. (Information Technology)*	2,074,650

		6,098,755

Norway – 0.7%
14,537	Aker BP ASA (Energy)	630,611
99,954	DNB Bank ASA (Financials)	2,021,791
116,974	Equinor ASA (Energy)	4,486,988
234,184	Gjensidige Forsikring ASA (Financials)	5,101,842
38,676	Kongsberg Gruppen ASA (Industrials)	1,374,130
57,732	Mowi ASA (Consumer Staples)	1,502,763
256,344	Norsk Hydro ASA (Materials)	2,049,508
130,645	Orkla ASA (Consumer Staples)	1,024,514
11,608	Salmar ASA (Consumer Staples)	859,422
90,247	Telenor ASA (Communication Services)	1,243,684

		20,295,253

Portugal – 0.3%
176,242	EDP – Energias de Portugal SA (Utilities)	882,070
392,380	Jeronimo Martins SGPS SA (Consumer Staples)	8,015,832

		8,897,902

Singapore – 1.4%
537,971	CapitaLand Integrated Commercial Trust REIT (Real Estate)	859,404
365,569	DBS Group Holdings Ltd. (Financials)	8,250,569
257,245	Keppel Corp. Ltd. (Industrials)	1,292,886

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
674,279	Mapletree Logistics Trust REIT (Real Estate)	$ 806,636
835,118	Oversea-Chinese Banking Corp. Ltd. (Financials)	7,206,540
8,385	Sea Ltd. ADR (Communication Services)*	693,104
1,262,330	Singapore Exchange Ltd. (Financials)	8,775,261
964,976	Singapore Telecommunications Ltd. (Communication Services)	1,823,100
150,868	STMicroelectronics NV (Information Technology)	6,017,016
236,072	United Overseas Bank Ltd. (Financials)	5,081,687
50,008	Venture Corp. Ltd. (Information Technology)	653,690

		41,459,893

South Africa – 0.2%
132,558	Anglo American PLC (Materials)	6,493,740

Spain – 2.0%
7,306	Acciona SA (Utilities)	1,404,867
86,471	ACS Actividades de Construccion y Servicios SA (Industrials)	2,445,487
4,000	Aena SME SA (Industrials)*(b)	609,113
10,602	Amadeus IT Group SA (Information Technology)*	656,912
675,774	Banco Bilbao Vizcaya Argentaria SA (Financials)	3,676,806
1,522,121	Banco Santander SA (Financials)(a)	4,915,362
766,411	CaixaBank SA (Financials)	2,765,189
20,578	Cellnex Telecom SA (Communication Services)*(b)	926,517
93,261	Enagas SA (Utilities)	2,128,995
69,467	Endesa SA (Utilities)	1,535,214
51,815	Ferrovial SA (Industrials)	1,332,719
49,041	Grifols SA (Health Care)	1,029,164
678,819	Iberdrola SA (Utilities)	8,024,488
297,663	Industria de Diseno Textil SA (Consumer Discretionary)	7,139,536
75,377	Naturgy Energy Group SA (Utilities)	2,272,239
126,565	Red Electrica Corp. SA (Utilities)	2,615,393
726,252	Repsol SA (Energy)	11,666,077
1,089,008	Telefonica SA (Communication Services)(a)	5,902,998

		61,047,076

Shares	Description	Value

Common Stocks – (continued)
Sweden – 2.6%
74,670	Assa Abloy AB, Class B (Industrials)	$ 1,833,236
331,763	Atlas Copco AB, Class A (Industrials)	3,707,713
153,963	Atlas Copco AB, Class B (Industrials)	1,484,606
21,661	Boliden AB (Materials)	907,076
53,554	Epiroc AB, Class A (Industrials)	1,034,006
51,163	Epiroc AB, Class B (Industrials)	857,628
120,681	EQT AB (Financials)	3,530,268
49,010	Essity AB, Class B (Consumer Staples)	1,283,403
31,321	Getinge AB, Class B (Health Care)	905,985
362,573	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	4,988,892
215,558	Hexagon AB, Class B (Information Technology)	2,619,661
38,213	Holmen AB, Class B (Materials)	1,957,588
190,010	Husqvarna AB, Class B (Industrials)	1,709,452
47,442	Industrivarden AB, Class A (Financials)	1,226,825
57,166	Industrivarden AB, Class C (Financials)	1,478,867
139,632	Investor AB, Class A (Financials)	2,907,201
243,875	Investor AB, Class B (Financials)	4,562,101
22,050	L E Lundbergforetagen AB, Class B (Financials)	1,083,383
34,104	Lifco AB, Class B (Industrials)	700,300
37,701	Lundin Energy AB (Energy)(a)	1,822,691
161,176	Nibe Industrier AB, Class B (Industrials)	1,401,939
30,604	Sagax AB, Class B (Real Estate)	832,068
54,756	Sandvik AB (Industrials)	1,119,337
204,097	Securitas AB, Class B (Industrials)	2,172,676
178,188	Skandinaviska Enskilda Banken AB, Class A (Financials)	1,963,344
88,766	Skanska AB, Class B (Industrials)	1,527,875
112,401	Svenska Cellulosa AB SCA, Class B (Materials)	2,031,769
211,569	Svenska Handelsbanken AB, Class A (Financials)	2,077,706
139,219	Swedbank AB, Class A (Financials)	2,099,601
1,035,192	Swedish Match AB (Consumer Staples)	10,676,064
55,642	Swedish Orphan Biovitrum AB (Health Care)*	1,161,335
177,524	Tele2 AB, Class B (Communication Services)	2,167,416
460,220	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	3,725,074

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
576,788	Telia Co. AB (Communication Services)	$ 2,359,350
32,771	Volvo AB, Class A (Industrials)	598,903
62,975	Volvo AB, Class B (Industrials)	1,101,072

		77,616,411

Switzerland – 6.4%
174,672	ABB Ltd. (Industrials)	5,353,777
25,567	Adecco Group AG (Industrials)	994,620
23,454	Alcon, Inc. (Health Care)	1,756,817
14,555	Baloise Holding AG (Financials)	2,475,056
952	Barry Callebaut AG (Consumer Staples)	2,087,637
509	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	5,118,940
50,759	Cie Financiere Richemont SA (Consumer Discretionary)	5,631,652
39,929	Clariant AG (Materials)*	764,797
98,151	Credit Suisse Group AG (Financials)	689,120
3,244	EMS-Chemie Holding AG (Materials)	2,778,493
5,309	Geberit AG (Industrials)	2,912,182
1,053	Givaudan SA (Materials)	3,869,038
80,744	Holcim AG (Materials)*	3,999,505
12,365	Julius Baer Group Ltd. (Financials)	635,310
33,107	Kuehne + Nagel International AG (Industrials)	8,731,365
63,799	Logitech International SA (Information Technology)	3,893,633
7,162	Lonza Group AG (Health Care)	4,312,666
312,490	Novartis AG (Health Care)	28,316,605
8,587	Partners Group Holding AG (Financials)	9,222,593
12,547	Roche Holding AG-BR (Health Care)(a)	4,903,350
116,751	Roche Holding AG-Genusschein (Health Care)	39,755,387
6,892	Schindler Holding AG (Industrials)	1,377,609
7,824	Schindler Holding AG Participation Certificates (Industrials)	1,605,122
2,658	SGS SA (Industrials)	6,599,593
17,430	Sika AG (Materials)	4,827,776
5,899	Sonova Holding AG (Health Care)	2,086,235
49,998	Straumann Holding AG (Health Care)	6,360,916
13,352	Swatch Group AG (The) – Bearer (Consumer Discretionary)	3,432,197

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
60,183	Swatch Group AG (The) – Registered (Consumer Discretionary)	$ 2,925,802
5,938	Swiss Life Holding AG (Financials)	3,363,762
19,174	Swiss Prime Site AG (Real Estate)	1,930,302
5,561	Swisscom AG (Communication Services)	3,288,274
404,290	UBS Group AG (Financials)	7,610,884
5,140	VAT Group AG (Industrials)(b)	1,523,956
3,767	Vifor Pharma AG (Health Care)*	657,668
14,645	Zurich Insurance Group AG (Financials)	6,691,889

		192,484,528

United Kingdom – 10.5%
169,566	3i Group PLC (Financials)	2,712,976
1,041,078	abrdn PLC (Financials)	2,558,541
333,131	Admiral Group PLC (Financials)	9,333,165
37,351	Ashtead Group PLC (Industrials)	1,954,963
266,223	Associated British Foods PLC (Consumer Staples)	5,804,517
178,599	AstraZeneca PLC (Health Care)	23,530,759
1,143,242	Auto Trader Group PLC (Communication Services)(b)	8,495,131
960,362	Aviva PLC (Financials)	5,204,486
432,757	BAE Systems PLC (Industrials)	4,123,256
2,095,042	Barclays PLC (Financials)	4,463,834
301,875	Barratt Developments PLC (Consumer Discretionary)	1,920,529
21,173	Berkeley Group Holdings PLC (Consumer Discretionary)*	1,120,743
2,264,330	BP PLC (Energy)	12,392,358
329,451	British American Tobacco PLC (Consumer Staples)	14,540,569
103,405	British Land Co. PLC (The) REIT (Real Estate)	684,970
349,014	BT Group PLC (Communication Services)	823,643
78,770	Bunzl PLC (Industrials)	2,746,910
355,772	Burberry Group PLC (Consumer Discretionary)	7,680,748
1,026,530	CK Hutchison Holdings Ltd. (Industrials)	7,287,917
328,759	CNH Industrial NV (Industrials)	4,884,781
70,534	Coca-Cola Europacific Partners PLC (Consumer Staples)	3,747,471

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
425,197	Compass Group PLC (Consumer Discretionary)	$ 9,525,202
46,625	Croda International PLC (Materials)	4,060,423
40,983	DCC PLC (Industrials)	2,897,617
218,731	Diageo PLC (Consumer Staples)	10,130,762
82,659	Entain PLC (Consumer Discretionary)*	1,523,042
130,016	Experian PLC (Industrials)	4,352,104
60,850	Halma PLC (Information Technology)	1,709,405
416,200	Hargreaves Lansdown PLC (Financials)	4,495,286
1,483,165	HSBC Holdings PLC (Financials)	9,963,022
253,386	Imperial Brands PLC (Consumer Staples)	5,717,832
19,843	InterContinental Hotels Group PLC (Consumer Discretionary)	1,233,402
26,355	Intertek Group PLC (Industrials)	1,539,527
2,988,133	J Sainsbury PLC (Consumer Staples)	8,601,426
3,633,425	JD Sports Fashion PLC (Consumer Discretionary)	5,616,402
64,553	Johnson Matthey PLC (Materials)(a)	1,716,617
1,323,202	Kingfisher PLC (Consumer Discretionary)	4,395,881
130,105	Land Securities Group PLC REIT (Real Estate)	1,257,334
1,085,177	Legal & General Group PLC (Financials)	3,551,787
11,693,387	Lloyds Banking Group PLC (Financials)	6,615,525
12,995	London Stock Exchange Group PLC (Financials)	1,212,271
1,393,392	Melrose Industries PLC (Industrials)	2,377,751
409,985	National Grid PLC (Utilities)	6,050,612
628,842	NatWest Group PLC (Financials)	1,808,554
70,336	Next PLC (Consumer Discretionary)	5,742,395
27,855	Persimmon PLC (Consumer Discretionary)	764,251
191,915	Phoenix Group Holdings PLC (Financials)	1,542,168
71,648	Reckitt Benckiser Group PLC (Consumer Staples)	5,542,496
266,352	RELX PLC (Industrials)	7,640,163
244,823	Rentokil Initial PLC (Industrials)	1,561,884
770,132	Sage Group PLC (The) (Information Technology)	6,372,949
34,766	Schroders PLC (Financials)(a)	1,297,819
344,666	Segro PLC REIT (Real Estate)	4,812,964
73,935	Severn Trent PLC (Utilities)	2,716,208
218,025	Smith & Nephew PLC (Health Care)	3,552,869
43,917	Smiths Group PLC (Industrials)	860,672

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
18,334	Spirax-Sarco Engineering PLC (Industrials)		$ 2,441,188
146,829	SSE PLC (Utilities)		3,279,065
265,928	St James’s Place PLC (Financials)		4,336,834
227,597	Standard Chartered PLC (Financials)		1,806,523
1,044,918	Taylor Wimpey PLC (Consumer Discretionary)		1,713,302
2,145,895	Tesco PLC (Consumer Staples)		7,004,589
254,102	Unilever PLC (Consumer Staples)		12,249,375
138,710	United Utilities Group PLC (Utilities)		1,849,558
4,587,806	Vodafone Group PLC (Communication Services)		7,550,159
379,147	WPP PLC (Communication Services)		4,398,990

			315,400,472

United States – 3.6%
64,950	Bausch Health Cos., Inc. (Health Care)*		631,091
35,612	BRP, Inc. (Consumer Discretionary)		2,768,211
113,494	Ferguson PLC (Industrials)		13,634,253
766,508	GSK PLC (Health Care)		16,737,455
87,784	James Hardie Industries PLC (Materials)		2,273,284
422,425	Nestle SA (Consumer Staples)		51,560,925
56,594	QIAGEN NV (Health Care)*		2,595,414
68,946	Schneider Electric SE (Industrials)		9,530,692
255,007	Stellantis NV (Consumer Discretionary)		3,806,440
36,317	Swiss Re AG (Financials)		2,990,076
138,723	Tenaris SA (Energy)		2,321,986

			108,849,827

Zambia – 0.1%
76,020	First Quantum Minerals Ltd. (Materials)		2,200,935

TOTAL COMMON STOCKS (Cost $2,739,199,858)			$2,965,656,613

Shares	Description	Rate	Value

Preferred Stocks – 0.4%
Germany – 0.4%
43,329	Bayerische Motoren Werke AG (Consumer Discretionary)	7.67%	$ 3,381,421
27,487	Henkel AG & Co. KGaA (Consumer Staples)	2.93	1,875,676

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
5,249	Sartorius AG (Health Care)	0.35%	$ 2,111,997
25,593	Volkswagen AG (Consumer Discretionary)	4.73	4,240,786

TOTAL PREFERRED STOCKS (Cost $12,486,417)			$ 11,609,880

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,751,686,275)			$2,977,266,493

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 3.0%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
88,970,469	0.660%		$ 88,970,469
(Cost $88,970,469)

TOTAL INVESTMENTS – 102.3% (Cost $2,840,656,744)			$3,066,236,962

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%			(66,637,018)

NET ASSETS – 100.0%			$2,999,599,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	160	06/17/22	$15,786,591	$509,410

Sector Name	% of Total Market Value
Financials	17.4%
Industrials	13.6
Consumer Staples	12.6
Health Care	11.5
Consumer Discretionary	10.3
Materials	8.2
Information Technology	7.5
Energy	5.7
Communication Services	4.8
Utilities	3.4
Real Estate	2.1
Securities Lending Reinvestment Vehicle	2.9
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Communication Services – 8.8%
941	Capcom Co. Ltd.	$ 26,772
3,610	CyberAgent, Inc.	39,034
1,386	Dentsu Group, Inc.	46,327
2,374	Hakuhodo DY Holdings, Inc.	24,267
798	Kakaku.com, Inc.	15,855
6,025	KDDI Corp.	210,099
181	Koei Tecmo Holdings Co. Ltd.	6,416
437	Konami Holdings Corp.	29,893
1,162	Nexon Co. Ltd.	28,904
347	Nintendo Co. Ltd.	154,881
6,521	Nippon Telegraph & Telephone Corp.	198,248
9,831	SoftBank Corp.	113,101
3,943	SoftBank Group Corp.	164,868
684	Square Enix Holdings Co. Ltd.	34,082
356	Toho Co. Ltd.	14,086
5,947	Z Holdings Corp.	19,702

		1,126,535

Consumer Discretionary – 17.4%
442	Aisin Corp.	14,516
797	Bandai Namco Holdings, Inc.	59,630
1,815	Bridgestone Corp.	71,714
1,216	Denso Corp.	74,456
153	Fast Retailing Co. Ltd.	73,678
88	Hikari Tsushin, Inc.	9,987
9,622	Honda Motor Co. Ltd.	238,372
657	Iida Group Holdings Co. Ltd.	10,393
3,648	Isuzu Motors Ltd.	42,848
154	Koito Manufacturing Co. Ltd.	5,644
14,556	Mazda Motor Corp.	123,219
531	McDonald’s Holdings Co. Japan Ltd.	20,680
3,767	Nissan Motor Co. Ltd.	14,659
348	Nitori Holdings Co. Ltd.	35,194
378	Open House Group Co. Ltd.	15,779
460	Oriental Land Co. Ltd.	68,654
1,823	Pan Pacific International Holdings Corp.	28,101
6,191	Panasonic Holdings Corp.	56,980
3,797	Rakuten Group, Inc.	21,369
1,777	Sekisui Chemical Co. Ltd.	25,554
2,036	Sekisui House Ltd.	36,124
2,110	Sharp Corp.	17,205

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
236	Shimano, Inc.	$ 41,799
4,143	Sony Group Corp.	390,162
1,610	Subaru Corp.	27,877
1,428	Sumitomo Electric Industries Ltd.	15,824
695	Suzuki Motor Corp.	20,627
34,465	Toyota Motor Corp.	568,634
1,666	USS Co. Ltd.	30,420
409	Yamaha Corp.	16,914
1,248	Yamaha Motor Co. Ltd.(a)	25,349
1,318	ZOZO, Inc.	28,123

		2,230,485

Consumer Staples – 6.9%
2,036	Aeon Co. Ltd.	37,311
2,473	Ajinomoto Co., Inc.	60,246
1,460	Asahi Group Holdings Ltd.	49,255
636	Ito En Ltd.	27,043
4,865	Japan Tobacco, Inc.	88,511
1,612	Kao Corp.	65,109
642	Kikkoman Corp.	34,235
3,060	Kirin Holdings Co. Ltd.	47,394
320	Kobayashi Pharmaceutical Co. Ltd.	21,517
306	Kobe Bussan Co. Ltd.	7,433
311	Kose Corp.	28,237
663	MEIJI Holdings Co. Ltd.	32,675
1,588	Nisshin Seifun Group, Inc.	18,590
430	Nissin Foods Holdings Co. Ltd.	28,144
3,238	Seven & i Holdings Co. Ltd.	136,170
1,219	Shiseido Co. Ltd.	51,415
1,159	Suntory Beverage & Food Ltd.	43,380
1,242	Unicharm Corp.	42,692
1,402	Welcia Holdings Co. Ltd.	28,281
667	Yakult Honsha Co. Ltd.	36,760

		884,398

Energy – 1.6%
6,871	ENEOS Holdings, Inc.	27,838
1,496	Idemitsu Kosan Co. Ltd.	40,701
10,388	Inpex Corp.	135,578

		204,117

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – 11.0%
1,436	Chiba Bank Ltd. (The)	$ 7,378
6,122	Concordia Financial Group Ltd.	20,701
6,174	Dai-ichi Life Holdings, Inc.	126,388
4,409	Daiwa Securities Group, Inc.	21,448
2,073	Japan Exchange Group, Inc.	32,768
2,512	Japan Post Bank Co. Ltd.	19,234
15,574	Japan Post Holdings Co. Ltd.	116,171
5,767	Japan Post Insurance Co. Ltd.	95,306
4,988	Mitsubishi HC Capital, Inc.	23,768
33,647	Mitsubishi UFJ Financial Group, Inc.	190,852
7,866	Mizuho Financial Group, Inc.	92,879
2,116	MS&AD Insurance Group Holdings, Inc.	67,323
4,029	Nomura Holdings, Inc.	15,938
3,880	ORIX Corp.	73,939
8,950	Resona Holdings, Inc.	33,290
4,500	SBI Holdings, Inc.	91,543
2,309	Shizuoka Bank Ltd. (The)	13,479
1,786	Sompo Holdings, Inc.	81,189
3,849	Sumitomo Mitsui Financial Group, Inc.	117,344
909	Sumitomo Mitsui Trust Holdings, Inc.	27,402
1,113	T&D Holdings, Inc.	12,753
2,330	Tokio Marine Holdings, Inc.	135,223

		1,416,316

Health Care – 9.3%
1,191	Asahi Intecc Co. Ltd.	18,035
8,724	Astellas Pharma, Inc.	139,867
2,255	Chugai Pharmaceutical Co. Ltd.	61,842
5,477	Daiichi Sankyo Co. Ltd.	145,562
1,110	Eisai Co. Ltd.	45,713
1,237	Hoya Corp.	132,792
1,282	Kyowa Kirin Co. Ltd.	27,674
1,244	M3, Inc.	36,137
412	Nippon Shinyaku Co. Ltd.	25,525
4,595	Olympus Corp.	96,100
2,582	Ono Pharmaceutical Co. Ltd.	68,321
2,020	Otsuka Holdings Co. Ltd.	67,346
940	Shionogi & Co. Ltd.	50,250
700	Sysmex Corp.	45,691
6,050	Takeda Pharmaceutical Co. Ltd.	174,147

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,690	Terumo Corp.	$ 54,781

		1,189,783

Industrials – 20.3%
839	AGC, Inc.	31,663
237	ANA Holdings, Inc.*	4,683
216	Central Japan Railway Co.	26,814
1,323	Dai Nippon Printing Co. Ltd.	30,235
98	Daifuku Co. Ltd.	6,186
668	Daikin Industries Ltd.	107,409
400	East Japan Railway Co.	20,565
330	FANUC Corp.	54,138
517	Fuji Electric Co. Ltd.	24,475
646	Hankyu Hanshin Holdings, Inc.	17,349
147	Hitachi Construction Machinery Co. Ltd.	3,457
3,263	Hitachi Ltd.	170,575
172	Hoshizaki Corp.	10,201
5,355	ITOCHU Corp.	153,809
385	Japan Airlines Co. Ltd.*	7,021
1,233	Kajima Corp.	13,284
234	Keio Corp.	7,831
215	Keisei Electric Railway Co. Ltd.	5,615
361	Kintetsu Group Holdings Co. Ltd.	10,565
1,702	Komatsu Ltd.	42,284
2,097	Kubota Corp.	38,698
336	Kurita Water Industries Ltd.	13,020
1,167	Lixil Corp.	22,307
440	Makita Corp.	12,050
12,415	Marubeni Corp.	130,621
724	MINEBEA MITSUMI, Inc.	13,563
1,434	MISUMI Group, Inc.	32,516
6,598	Mitsubishi Corp.	227,362
4,794	Mitsubishi Electric Corp.	52,768
3,015	Mitsubishi Heavy Industries Ltd.	114,605
8,212	Mitsui & Co. Ltd.	206,313
2,388	Mitsui OSK Lines Ltd.	63,949
1,926	MonotaRO Co. Ltd.	28,266
572	NGK Insulators Ltd.	8,519
787	Nidec Corp.	53,095
1,434	Nihon M&A Center Holdings, Inc.	16,687
129	NIPPON EXPRESS HOLDINGS, Inc.	7,471

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,381	Nippon Yusen KK	$ 114,864
1,516	Obayashi Corp.	10,759
571	Odakyu Electric Railway Co. Ltd.	7,550
2,861	Persol Holdings Co. Ltd.	55,754
4,844	Recruit Holdings Co. Ltd.	178,254
591	Secom Co. Ltd.	39,036
690	SG Holdings Co. Ltd.	12,449
1,448	Shimizu Corp.	7,710
119	SMC Corp.	61,616
4,044	Sumitomo Corp.	58,155
1,611	Taisei Corp.	48,213
583	Tobu Railway Co. Ltd.	13,083
1,273	Tokyu Corp.	14,467
2,669	TOPPAN, Inc.	50,311
1,103	Toshiba Corp.	49,472
655	TOTO Ltd.	22,174
176	Toyota Industries Corp.	11,355
440	Toyota Tsusho Corp.	16,845
275	West Japan Railway Co.	10,165
725	Yamato Holdings Co. Ltd.	12,545
568	Yaskawa Electric Corp.	19,802

		2,604,548

Information Technology – 15.8%
906	Advantest Corp.	62,679
625	Azbil Corp.	18,535
2,663	Brother Industries Ltd.	49,205
3,673	Canon, Inc.(a)	92,564
129	Disco Corp.	35,197
1,613	FUJIFILM Holdings Corp.	89,110
919	Fujitsu Ltd.	138,195
52	GMO Payment Gateway, Inc.	4,317
546	Hamamatsu Photonics KK	25,593
202	Hirose Electric Co. Ltd.	28,138
462	Ibiden Co. Ltd.	17,005
828	Itochu Techno-Solutions Corp.	20,693
568	Keyence Corp.	227,783
895	Kyocera Corp.	50,557
150	Lasertec Corp.	21,897
1,846	Murata Manufacturing Co. Ltd.	119,101
2,101	NEC Corp.	85,089

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,416	Nomura Research Institute Ltd.	$ 39,075
3,873	NTT Data Corp.	60,935
128	Obic Co. Ltd.	18,984
708	Omron Corp.	40,869
380	Oracle Corp. Japan	23,099
737	Otsuka Corp.	23,403
5,104	Renesas Electronics Corp.*	60,465
13,842	Ricoh Co. Ltd.	116,637
262	Rohm Co. Ltd.	21,629
1,027	SCSK Corp.	17,188
3,178	Seiko Epson Corp.	53,286
1,125	Shimadzu Corp.	41,408
1,222	SUMCO Corp.	19,919
620	TDK Corp.	21,519
1,312	TIS, Inc.	34,420
557	Tokyo Electron Ltd.	255,368
1,083	Trend Micro, Inc.	63,728
1,740	Yokogawa Electric Corp.	31,352

		2,028,942

Materials – 4.7%
2,651	Asahi Kasei Corp.	21,493
856	Hitachi Metals Ltd.*	13,767
1,483	JFE Holdings, Inc.	18,295
846	JSR Corp.	26,831
12,997	Mitsubishi Chemical Holdings Corp.	77,409
300	Mitsui Chemicals, Inc.	7,357
1,001	Nippon Sanso Holdings Corp.	18,861
3,442	Nippon Steel Corp.	60,214
832	Nissan Chemical Corp.	47,083
487	Nitto Denko Corp.	35,396
11,638	Oji Holdings Corp.	51,294
847	Shin-Etsu Chemical Co. Ltd.	120,718
7,497	Sumitomo Chemical Co. Ltd.	30,945
378	Sumitomo Metal Mining Co. Ltd.	15,914
2,720	Toray Industries, Inc.	14,088
2,533	Tosoh Corp.	36,918

		596,583

Real Estate – 2.5%
431	Daito Trust Construction Co. Ltd.	38,194

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
1,854	Daiwa House Industry Co. Ltd.	$ 44,749
6	Daiwa House REIT Investment Corp. REIT	14,855
10	GLP J REIT	12,880
1,856	Hulic Co. Ltd.(a)	15,206
16	Japan Metropolitan Fund Invest REIT	13,544
3	Japan Real Estate Investment Corp. REIT	14,902
2,494	Mitsubishi Estate Co. Ltd.	37,009
2,080	Mitsui Fudosan Co. Ltd.	45,547
3	Nippon Building Fund, Inc. REIT	16,324
5	Nippon Prologis REIT, Inc. REIT	13,331
1,092	Nomura Real Estate Holdings, Inc.	27,375
11	Nomura Real Estate Master Fund, Inc. REIT	14,348
513	Sumitomo Realty & Development Co. Ltd.	13,857

		322,121

Utilities – 0.5%
1,474	Chubu Electric Power Co., Inc.	14,792
1,312	Kansai Electric Power Co., Inc. (The)	12,789
1,177	Osaka Gas Co. Ltd.	22,013
1,007	Tokyo Gas Co. Ltd.	19,656

		69,250

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $12,148,440)		$12,673,078

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
77,593	0.660%	$ 77,593
(Cost $77,593)

TOTAL INVESTMENTS – 99.4% (Cost $12,226,033)		$12,750,671

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		77,020

NET ASSETS – 100.0%		$12,827,691

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Topix Index Future	9	06/09/22	$142,939	$(3,170)

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 7.5%
62	Activision Blizzard, Inc.	$ 4,829
58	Alphabet, Inc., Class A*	131,964
58	Alphabet, Inc., Class C*	132,285
1,418	AT&T, Inc.	30,189
28	Charter Communications, Inc., Class A*	14,194
839	Comcast Corp., Class A	37,151
41	Electronic Arts, Inc.	5,685
25	Liberty Broadband Corp., Class C*	3,129
23	Live Nation Entertainment, Inc.*	2,186
16	Match Group, Inc.*	1,260
450	Meta Platforms, Inc., Class A*	87,138
19	Netflix, Inc.*	3,751
150	Omnicom Group, Inc.	11,192
105	Paramount Global, Class B	3,605
63	T-Mobile US, Inc.*	8,397
409	Verizon Communications, Inc.	20,978
112	Walt Disney Co. (The)*	12,369
304	Warner Bros Discovery, Inc.*	5,609
18	ZoomInfo Technologies, Inc.*	727

		516,638

Consumer Discretionary – 8.8%
124	Advance Auto Parts, Inc.	23,543
22	AutoZone, Inc.*	45,312
200	Bath & Body Works, Inc.	8,204
134	Best Buy Co., Inc.	10,996
2	Booking Holdings, Inc.*	4,487
72	Burlington Stores, Inc.*	12,118
56	Caesars Entertainment, Inc.*	2,810
20	CarMax, Inc.*	1,985
43	Darden Restaurants, Inc.	5,375
94	Dollar General Corp.	20,712
111	Dollar Tree, Inc.*	17,797
44	Domino’s Pizza, Inc.	15,980
46	DoorDash, Inc., Class A*	3,538
8	D.R. Horton, Inc.	601
253	eBay, Inc.	12,314
94	Etsy, Inc.*	7,625
61	Expedia Group, Inc.*	7,889
1,164	Ford Motor Co.	15,924
107	Garmin Ltd.	11,301
179	Genuine Parts Co.	24,475
192	Home Depot, Inc. (The)	58,128

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
205	Lennar Corp., Class A	$ 16,451
125	Lowe’s Cos., Inc.	24,413
1	Marriott International, Inc., Class A	172
67	McDonald’s Corp.	16,898
188	MGM Resorts International	6,574
214	NIKE, Inc., Class B	25,434
2	NVR, Inc.*	8,901
61	O’Reilly Automotive, Inc.*	38,867
36	Pool Corp.	14,350
130	Ross Stores, Inc.	11,053
80	Starbucks Corp.	6,280
174	Target Corp.	28,167
369	TJX Cos., Inc. (The)	23,457
111	Tractor Supply Co.	20,797
83	Ulta Beauty, Inc.*	35,117
155	VF Corp.	7,821
73	Yum! Brands, Inc.	8,867

		604,733

Consumer Staples – 8.6%
440	Archer-Daniels-Midland Co.	39,961
124	Brown-Forman Corp., Class B	8,199
144	Church & Dwight Co., Inc.	12,969
110	Clorox Co. (The)	15,990
554	Coca-Cola Co. (The)	35,112
332	Colgate-Palmolive Co.	26,165
148	Conagra Brands, Inc.	4,868
41	Constellation Brands, Inc., Class A	10,064
84	Estee Lauder Cos., Inc. (The), Class A	21,391
193	General Mills, Inc.	13,481
144	Hershey Co. (The)	30,486
124	Hormel Foods Corp.	6,035
45	J M Smucker Co. (The)	5,642
144	Kellogg Co.	10,042
408	Keurig Dr Pepper, Inc.	14,174
89	Kimberly-Clark Corp.	11,839
380	Kraft Heinz Co. (The)	14,375
555	Kroger Co. (The)	29,398
122	McCormick & Co., Inc.	11,312
227	Mondelez International, Inc., Class A	14,428
192	Monster Beverage Corp.*	17,111
265	PepsiCo, Inc.	44,454
360	Procter & Gamble Co. (The)	53,237

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
165	Sysco Corp.	$ 13,890
328	Tyson Foods, Inc., Class A	29,392
628	Walgreens Boots Alliance, Inc.	27,525
502	Walmart, Inc.	64,572

		586,112

Financials – 12.4%
261	Aflac, Inc.	15,809
222	Allstate Corp. (The)	30,345
636	Ally Financial, Inc.	28,009
116	American Express Co.	19,583
246	American International Group, Inc.	14,435
26	Ameriprise Financial, Inc.	7,183
77	Aon PLC, Class A	21,227
217	Apollo Global Management, Inc.	12,508
153	Arch Capital Group Ltd.*	7,261
1,056	Bank of America Corp.	39,283
158	Bank of New York Mellon Corp. (The)	7,364
323	Berkshire Hathaway, Inc., Class B*	102,062
7	BlackRock, Inc.	4,684
246	Blackstone, Inc.	28,976
122	Brown & Brown, Inc.	7,243
219	Capital One Financial Corp.	28,001
156	Charles Schwab Corp. (The)	10,936
64	Chubb Ltd.	13,523
38	Cincinnati Financial Corp.	4,859
650	Citigroup, Inc.	34,717
85	Citizens Financial Group, Inc.	3,517
48	CME Group, Inc.	9,544
68	Coinbase Global, Inc., Class A*(a)	5,311
140	Discover Financial Services	15,889
16	FactSet Research Systems, Inc.	6,108
52	Fifth Third Bancorp	2,050
13	First Republic Bank	2,015
83	Hartford Financial Services Group, Inc. (The)	6,018
14	Huntington Bancshares, Inc.	194
89	Intercontinental Exchange, Inc.	9,113
521	JPMorgan Chase & Co.	68,892
371	KeyCorp	7,405
170	KKR & Co., Inc.	9,318
4	LPL Financial Holdings, Inc.	785
9	M&T Bank Corp.	1,620
8	Markel Corp.*	10,955

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
138	Marsh & McLennan Cos., Inc.	$ 22,073
218	MetLife, Inc.	14,691
57	Moody’s Corp.	17,190
233	Morgan Stanley	20,071
4	MSCI, Inc.	1,769
67	Nasdaq, Inc.	10,402
20	Northern Trust Corp.	2,235
30	PNC Financial Services Group, Inc. (The)	5,262
47	Principal Financial Group, Inc.	3,428
92	Progressive Corp. (The)	10,983
187	Prudential Financial, Inc.	19,869
92	Raymond James Financial, Inc.	9,061
177	Regions Financial Corp.	3,910
78	S&P Global, Inc.	27,259
7	Signature Bank	1,514
15	State Street Corp.	1,087
533	Synchrony Financial	19,742
68	T. Rowe Price Group, Inc.	8,642
53	Travelers Cos., Inc. (The)	9,489
40	Truist Financial Corp.	1,990
96	US Bancorp	5,095
754	Wells Fargo & Co.	34,511
18	Willis Towers Watson PLC	3,799

		850,814

Health Care – 19.1%
260	Abbott Laboratories	30,540
350	AbbVie, Inc.	51,580
44	ABIOMED, Inc.*	11,603
117	Agilent Technologies, Inc.	14,925
30	Align Technology, Inc.*	8,329
11	Alnylam Pharmaceuticals, Inc.*	1,384
65	AmerisourceBergen Corp.	10,061
78	Amgen, Inc.	20,026
68	Anthem, Inc.	34,653
393	Avantor, Inc.*	12,592
133	Baxter International, Inc.	10,115
57	Becton Dickinson and Co.	14,581
44	Biogen, Inc.*	8,800
14	Bio-Techne Corp.	5,176
236	Boston Scientific Corp.*	9,678
511	Bristol-Myers Squibb Co.	38,555
40	Catalent, Inc.*	4,122

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
347	Centene Corp.*	$ 28,260
284	Cerner Corp.	26,937
41	Charles River Laboratories International, Inc.*	9,597
118	Cigna Corp.	31,658
20	Cooper Cos., Inc. (The)	7,015
607	CVS Health Corp.	58,727
100	Danaher Corp.	26,382
15	Dexcom, Inc.*	4,469
247	Edwards Lifesciences Corp.*	24,910
185	Eli Lilly & Co.	57,986
338	Gilead Sciences, Inc.	21,919
40	HCA Healthcare, Inc.	8,416
257	Hologic, Inc.*	19,344
21	Horizon Therapeutics PLC*	1,884
12	Humana, Inc.	5,451
46	IDEXX Laboratories, Inc.*	18,015
9	Illumina, Inc.*	2,155
10	Insulet Corp.*	2,135
40	Intuitive Surgical, Inc.*	9,106
77	IQVIA Holdings, Inc.*	16,574
561	Johnson & Johnson	100,716
91	Laboratory Corp. of America Holdings	22,452
34	McKesson Corp.	11,175
136	Medtronic PLC	13,620
495	Merck & Co., Inc.	45,555
17	Mettler-Toledo International, Inc.*	21,864
76	Moderna, Inc.*	11,045
12	Molina Healthcare, Inc.*	3,483
102	PerkinElmer, Inc.	15,266
1,202	Pfizer, Inc.	63,754
134	Quest Diagnostics, Inc.	18,897
36	Regeneron Pharmaceuticals, Inc.*	23,931
59	ResMed, Inc.	12,004
129	Royalty Pharma PLC, Class A	5,307
15	Seagen, Inc.*	2,035
42	STERIS PLC	9,584
47	Stryker Corp.	11,022
15	Teleflex, Inc.	4,316
69	Thermo Fisher Scientific, Inc.	39,162
149	UnitedHealth Group, Inc.	74,020
83	Vertex Pharmaceuticals, Inc.*	22,298
3,814	Viatris, Inc.	46,798
82	Waters Corp.*	26,892
42	West Pharmaceutical Services, Inc.	13,036

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
52	Zimmer Biomet Holdings, Inc.	$ 6,251
94	Zoetis, Inc.	16,067

		1,308,210

Industrials – 4.7%
87	3M Co.	12,988
27	AMETEK, Inc.	3,280
181	Carrier Global Corp.	7,115
25	Cintas Corp.	9,958
416	CSX Corp.	13,225
2	Deere & Co.	715
34	Dover Corp.	4,553
118	Expeditors International of Washington, Inc.	12,843
452	Fastenal Co.	24,209
90	FedEx Corp.	20,212
16	General Electric Co.	1,253
36	IDEX Corp.	6,896
53	Illinois Tool Works, Inc.	11,028
17	J.B. Hunt Transport Services, Inc.	2,934
253	Masco Corp.	14,343
36	Norfolk Southern Corp.	8,628
33	Old Dominion Freight Line, Inc.	8,522
223	Otis Worldwide Corp.	16,591
37	Parker-Hannifin Corp.	10,070
49	Plug Power, Inc.*	905
131	Republic Services, Inc.	17,533
24	Rockwell Automation, Inc.	5,117
274	Southwest Airlines Co.*	12,566
24	Stanley Black & Decker, Inc.	2,849
1	TransUnion	87
37	Uber Technologies, Inc.*	858
77	Union Pacific Corp.	16,923
35	United Airlines Holdings, Inc.*	1,667
85	United Parcel Service, Inc., Class B	15,491
18	United Rentals, Inc.*	5,367
27	Verisk Analytics, Inc.	4,723
132	Waste Management, Inc.	20,923
5	Westinghouse Air Brake Technologies Corp.	472
41	W.W. Grainger, Inc.	19,970
39	Xylem, Inc.	3,286

		318,100

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 30.9%
151	Accenture PLC, Class A	$ 45,067
81	Adobe, Inc.*	33,735
325	Advanced Micro Devices, Inc.*	33,105
138	Akamai Technologies, Inc.*	13,944
157	Amphenol Corp., Class A	11,125
37	Analog Devices, Inc.	6,231
3,132	Apple, Inc.	466,167
254	Applied Materials, Inc.	29,792
98	Arista Networks, Inc.*	10,023
38	Autodesk, Inc.*	7,895
76	Automatic Data Processing, Inc.	16,943
55	Broadcom, Inc.	31,907
20	Broadridge Financial Solutions, Inc.	2,924
91	Cadence Design Systems, Inc.*	13,989
1,004	Cisco Systems, Inc.	45,230
5	Cloudflare, Inc., Class A*	280
77	Cognex Corp.	3,728
294	Cognizant Technology Solutions Corp., Class A	21,962
273	Corning, Inc.	9,779
29	Datadog, Inc., Class A*	2,766
216	Dell Technologies, Inc., Class C	10,787
79	DocuSign, Inc.*	6,629
32	Enphase Energy, Inc.*	5,958
29	Entegris, Inc.	3,218
12	EPAM Systems, Inc.*	4,062
185	Fidelity National Information Services, Inc.	19,333
200	Fiserv, Inc.*	20,036
38	FleetCor Technologies, Inc.*	9,455
53	Fortinet, Inc.*	15,589
69	Gartner, Inc.*	18,106
104	Global Payments, Inc.	13,628
2,262	Hewlett Packard Enterprise Co.	35,287
292	HP, Inc.	11,341
6	HubSpot, Inc.*	2,026
1,072	Intel Corp.	47,618
307	International Business Machines Corp.	42,624
60	Intuit, Inc.	24,868
141	Keysight Technologies, Inc.*	20,530
38	KLA Corp.	13,864
38	Lam Research Corp.	19,761
118	Marvell Technology, Inc.	6,980
88	Mastercard, Inc., Class A	31,493
128	Microchip Technology, Inc.	9,299

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
327	Micron Technology, Inc.	$ 24,146
1,443	Microsoft Corp.	392,308
18	Monolithic Power Systems, Inc.	8,107
81	Motorola Solutions, Inc.	17,799
298	NetApp, Inc.	21,441
105	NortonLifeLock, Inc.	2,556
414	NVIDIA Corp.	77,302
270	ON Semiconductor Corp.*	16,384
321	Oracle Corp.	23,086
19	Palo Alto Networks, Inc.*	9,553
110	Paychex, Inc.	13,621
148	PayPal Holdings, Inc.*	12,611
113	Qorvo, Inc.*	12,628
268	QUALCOMM, Inc.	38,383
10	Roper Technologies, Inc.	4,424
117	Salesforce, Inc.*	18,748
134	Seagate Technology Holdings PLC	11,346
19	ServiceNow, Inc.*	8,882
83	Skyworks Solutions, Inc.	9,036
3	Splunk, Inc.*	308
280	SS&C Technologies Holdings, Inc.	17,917
25	Synopsys, Inc.*	7,980
12	Teledyne Technologies, Inc.*	4,862
147	Teradyne, Inc.	16,061
173	Texas Instruments, Inc.	30,580
103	Trimble, Inc.*	7,009
83	VeriSign, Inc.*	14,488
179	Visa, Inc., Class A	37,978
92	VMware, Inc., Class A	11,785
409	Western Digital Corp.*	24,822
7	Workday, Inc., Class A*	1,094
38	Zebra Technologies Corp., Class A*	12,851
50	Zoom Video Communications, Inc., Class A*	5,373
5	Zscaler, Inc.*	765

		2,115,318

Materials – 2.2%
11	Air Products and Chemicals, Inc.	2,708
35	Avery Dennison Corp.	6,040
42	Ball Corp.	2,977
21	Celanese Corp.	3,287
212	Corteva, Inc.	13,275
13	Crown Holdings, Inc.	1,358

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
138	Dow, Inc.	$ 9,381
73	DuPont de Nemours, Inc.	4,953
38	Ecolab, Inc.	6,229
18	FMC Corp.	2,206
206	Freeport-McMoRan, Inc.	8,051
48	International Flavors & Fragrances, Inc.	6,344
9	Martin Marietta Materials, Inc.	3,054
109	Mosaic Co. (The)	6,829
180	Nucor Corp.	23,843
20	Packaging Corp. of America	3,146
34	PPG Industries, Inc.	4,301
75	Sherwin-Williams Co. (The)	20,103
219	Steel Dynamics, Inc.	18,698
20	Vulcan Materials Co.	3,297

		150,080

Real Estate – 5.3%
111	Alexandria Real Estate Equities, Inc. REIT	18,421
50	American Tower Corp. REIT	12,807
73	AvalonBay Communities, Inc. REIT	15,181
76	Boston Properties, Inc. REIT	8,450
146	Camden Property Trust REIT	20,950
66	Crown Castle International Corp. REIT	12,517
46	Digital Realty Trust, Inc. REIT	6,421
260	Duke Realty Corp. REIT	13,736
10	Equinix, Inc. REIT	6,871
180	Equity Residential REIT	13,829
40	Essex Property Trust, Inc. REIT	11,354
89	Extra Space Storage, Inc. REIT	15,860
232	Healthpeak Properties, Inc. REIT	6,888
331	Invitation Homes, Inc. REIT	12,485
119	Iron Mountain, Inc. REIT	6,414
204	Kimco Realty Corp. REIT	4,825
99	Mid-America Apartment Communities, Inc. REIT	17,919
140	Prologis, Inc. REIT	17,847
60	Public Storage REIT	19,838
142	Realty Income Corp. REIT	9,687
30	SBA Communications Corp. REIT	10,098
99	Simon Property Group, Inc. REIT	11,350
94	Sun Communities, Inc. REIT	15,428
260	UDR, Inc. REIT	12,428
198	Ventas, Inc. REIT	11,235

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
213	VICI Properties, Inc. REIT	$ 6,571
123	Welltower, Inc. REIT	10,958
573	Weyerhaeuser Co. REIT	22,645
135	W.P. Carey, Inc. REIT	11,359

		364,372

Utilities – 0.3%
10	American Water Works Co., Inc.	1,512
167	Edison International	11,675
33	Entergy Corp.	3,971

		17,158

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $7,767,870)		$6,831,535

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,005	0.660%	$ 5,005
(Cost $5,005)

TOTAL INVESTMENTS – 99.9% (Cost $7,772,875)		$6,836,540

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		10,508

NET ASSETS – 100.0%		$6,847,048

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 7.3%
165,756	Activision Blizzard, Inc.	$ 12,909,077
88,809	Alphabet, Inc., Class A*	202,061,789
86,261	Alphabet, Inc., Class C*	196,742,364
1,814,421	AT&T, Inc.	38,629,023
53,096	Charter Communications, Inc., Class A*	26,915,955
1,584,962	Comcast Corp., Class A	70,182,117
183,985	Electronic Arts, Inc.	25,509,520
72,756	Liberty Broadband Corp., Class C*	9,106,869
169,735	Match Group, Inc.*	13,371,723
747,437	Meta Platforms, Inc., Class A*	144,733,701
41,861	Netflix, Inc.*	8,265,036
249,902	Omnicom Group, Inc.	18,645,188
244,573	Paramount Global, Class B	8,396,191
38,615	Roku, Inc.*	3,664,564
196,780	Snap, Inc., Class A*	2,776,566
53,501	Take-Two Interactive Software, Inc.*	6,662,480
115,546	T-Mobile US, Inc.*	15,401,126
54,294	Twitter, Inc.*	2,150,042
604,324	Verizon Communications, Inc.	30,995,778
252,928	Walt Disney Co. (The)*	27,933,368
435,470	Warner Bros Discovery, Inc.*	8,034,422

		873,086,899

Consumer Discretionary – 12.4%
93,562	Advance Auto Parts, Inc.	17,763,681
126,548	Amazon.com, Inc.*	304,245,436
32,993	AutoZone, Inc.*	67,954,033
305,408	Bath & Body Works, Inc.	12,527,836
368,227	Best Buy Co., Inc.	30,216,708
4,274	Booking Holdings, Inc.*	9,588,975
62,689	Burlington Stores, Inc.*	10,550,559
138,673	Caesars Entertainment, Inc.*	6,957,224
2,551	Chipotle Mexican Grill, Inc.*	3,577,905
145,665	Darden Restaurants, Inc.	18,208,125
171,937	Dollar General Corp.	37,884,599
182,306	Dollar Tree, Inc.*	29,229,121
87,936	Domino’s Pizza, Inc.	31,935,717
78,084	D.R. Horton, Inc.	5,868,013
442,054	eBay, Inc.	21,514,768
115,793	Etsy, Inc.*	9,393,128
66,686	Expedia Group, Inc.*	8,624,500
3,572,048	Ford Motor Co.	48,865,617
124,554	Garmin Ltd.	13,155,394

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
206,860	Genuine Parts Co.	$ 28,283,968
52,821	Hilton Worldwide Holdings, Inc.	7,440,366
377,409	Home Depot, Inc. (The)	114,260,575
397,772	Lennar Corp., Class A	31,921,203
355,127	Lowe’s Cos., Inc.	69,356,303
40,268	Marriott International, Inc., Class A	6,909,183
174,891	McDonald’s Corp.	44,109,259
246,462	MGM Resorts International	8,618,776
390,088	NIKE, Inc., Class B	46,361,959
1,476	NVR, Inc.*	6,569,115
77,117	O’Reilly Automotive, Inc.*	49,136,639
58,105	Pool Corp.	23,161,815
77,310	Ross Stores, Inc.	6,572,896
235,729	Starbucks Corp.	18,504,727
909,086	Stellantis NV(a)	13,727,199
282,364	Target Corp.	45,709,084
202,847	Tesla, Inc.*	153,810,766
390,172	TJX Cos., Inc. (The)	24,803,234
172,792	Tractor Supply Co.	32,374,309
69,941	Ulta Beauty, Inc.*	29,592,037
201,340	VF Corp.	10,159,616
259,334	Yum! Brands, Inc.	31,501,301

		1,490,945,669

Consumer Staples – 8.9%
503,717	Altria Group, Inc.	27,246,052
791,874	Archer-Daniels-Midland Co.	71,917,997
249,282	Brown-Forman Corp., Class B	16,482,526
60,149	Bunge Ltd.	7,116,830
176,758	Church & Dwight Co., Inc.	15,918,825
179,294	Clorox Co. (The)	26,062,176
743,420	Coca-Cola Co. (The)	47,117,960
436,970	Colgate-Palmolive Co.	34,437,606
351,685	Conagra Brands, Inc.	11,566,920
36,085	Constellation Brands, Inc., Class A	8,857,785
170,508	Costco Wholesale Corp.	79,494,240
141,770	Estee Lauder Cos., Inc. (The), Class A	36,101,730
201,624	General Mills, Inc.	14,083,436
177,310	Hershey Co. (The)	37,538,300
162,658	Hormel Foods Corp.	7,916,565
56,043	J M Smucker Co. (The)	7,026,111
128,060	Kellogg Co.	8,930,904
371,494	Keurig Dr Pepper, Inc.	12,905,702

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
179,049	Kimberly-Clark Corp.	$ 23,817,098
612,736	Kraft Heinz Co. (The)	23,179,803
1,494,535	Kroger Co. (The)	79,165,519
135,500	McCormick & Co., Inc.	12,563,560
268,200	Mondelez International, Inc., Class A	17,046,792
253,745	Monster Beverage Corp.*	22,613,754
432,529	PepsiCo, Inc.	72,556,740
558,670	Philip Morris International, Inc.	59,358,687
590,790	Procter & Gamble Co. (The)	87,366,025
252,028	Sysco Corp.	21,215,717
554,864	Tyson Foods, Inc., Class A	49,721,363
937,142	Walgreens Boots Alliance, Inc.	41,074,934
739,021	Walmart, Inc.	95,060,271

		1,075,461,928

Energy – 4.1%
188,936	APA Corp.	8,881,881
255,053	Baker Hughes Co.	9,176,807
115,038	Cheniere Energy, Inc.	15,733,747
320,533	Chevron Corp.	55,984,294
232,384	ConocoPhillips	26,110,666
232,002	Coterra Energy, Inc.	7,964,629
300,317	Devon Energy Corp.	22,493,743
96,731	Diamondback Energy, Inc.	14,705,047
126,068	EOG Resources, Inc.	17,266,273
114,498	EQT Corp.	5,463,845
909,439	Exxon Mobil Corp.	87,306,144
242,140	Halliburton Co.	9,806,670
36,750	Hess Corp.	4,522,823
983,884	Kinder Morgan, Inc.	19,372,676
392,302	Marathon Oil Corp.	12,330,052
166,575	Marathon Petroleum Corp.	16,955,669
431,307	Occidental Petroleum Corp.	29,893,888
145,268	ONEOK, Inc.	9,565,898
194,540	Phillips 66	19,611,577
60,497	Pioneer Natural Resources Co.	16,814,536
169,222	Schlumberger NV	7,777,443
125,711	Targa Resources Corp.	9,053,706
407,506	Valero Energy Corp.	52,812,778
480,655	Williams Cos., Inc. (The)	17,813,074

		497,417,866

Shares	Description	Value

Common Stocks – (continued)
Financials – 9.6%
164,088	Aflac, Inc.	$ 9,938,810
168,763	Allstate Corp. (The)	23,068,214
669,303	Ally Financial, Inc.	29,476,104
124,698	American Express Co.	21,051,516
169,776	American International Group, Inc.	9,962,456
35,343	Ameriprise Financial, Inc.	9,764,211
91,471	Aon PLC, Class A	25,215,811
229,390	Apollo Global Management, Inc.	13,222,040
142,389	Arch Capital Group Ltd.*	6,757,782
135,168	Arthur J Gallagher & Co.	21,889,106
1,423,888	Bank of America Corp.	52,968,634
384,442	Bank of New York Mellon Corp. (The)	17,918,842
427,741	Berkshire Hathaway, Inc., Class B*	135,157,601
16,747	BlackRock, Inc.	11,205,083
340,315	Blackstone, Inc.	40,085,704
202,177	Brown & Brown, Inc.	12,003,248
251,091	Capital One Financial Corp.	32,104,495
274,827	Charles Schwab Corp. (The)	19,265,373
80,811	Chubb Ltd.	17,074,556
55,789	Cincinnati Financial Corp.	7,133,181
764,443	Citigroup, Inc.	40,828,901
304,763	Citizens Financial Group, Inc.	12,611,093
62,771	CME Group, Inc.	12,480,758
57,252	Coinbase Global, Inc., Class A*(a)	4,471,381
110,432	Discover Financial Services	12,532,928
32,322	FactSet Research Systems, Inc.	12,339,893
67,526	Fifth Third Bancorp	2,662,550
25,777	First Republic Bank	3,996,208
203,505	Hartford Financial Services Group, Inc. (The)	14,756,147
118,213	Intercontinental Exchange, Inc.	12,103,829
695,297	JPMorgan Chase & Co.	91,939,122
315,236	KeyCorp	6,292,111
224,796	KKR & Co., Inc.	12,321,069
6,281	Markel Corp.*	8,601,390
189,776	Marsh & McLennan Cos., Inc.	30,354,671
318,641	MetLife, Inc.	21,473,217
130,600	Moody’s Corp.	39,385,042
439,306	Morgan Stanley	37,841,819
7,861	MSCI, Inc.	3,477,313
82,727	Nasdaq, Inc.	12,844,194
32,727	Northern Trust Corp.	3,657,242
49,216	PNC Financial Services Group, Inc. (The)	8,632,979
133,557	Principal Financial Group, Inc.	9,740,312

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
226,541	Progressive Corp. (The)	$ 27,044,465
125,920	Prudential Financial, Inc.	13,379,000
126,580	Raymond James Financial, Inc.	12,466,864
211,684	Regions Financial Corp.	4,676,100
129,108	S&P Global, Inc.	45,120,664
45,692	State Street Corp.	3,312,213
621,112	Synchrony Financial	23,005,988
151,780	T. Rowe Price Group, Inc.	19,289,720
66,794	Travelers Cos., Inc. (The)	11,958,798
165,144	US Bancorp	8,764,192
898,367	Wells Fargo & Co.	41,118,258
35,203	Willis Towers Watson PLC	7,430,297

		1,148,173,495

Health Care – 15.2%
370,277	Abbott Laboratories	43,492,736
534,999	AbbVie, Inc.	78,842,803
50,664	ABIOMED, Inc.*	13,360,097
139,104	Agilent Technologies, Inc.	17,744,106
42,766	Align Technology, Inc.*	11,873,552
27,843	Alnylam Pharmaceuticals, Inc.*	3,502,649
82,997	AmerisourceBergen Corp.	12,847,106
184,389	Amgen, Inc.	47,340,032
90,767	Anthem, Inc.	46,255,771
179,629	Avantor, Inc.*	5,755,313
152,701	Baxter International, Inc.	11,612,911
44,897	Becton Dickinson and Co.	11,484,653
106,555	Biogen, Inc.*	21,311,000
191,966	Boston Scientific Corp.*	7,872,526
798,660	Bristol-Myers Squibb Co.	60,258,897
57,023	Cardinal Health, Inc.	3,211,535
525,894	Centene Corp.*	42,828,807
329,915	Cerner Corp.	31,292,438
33,019	Charles River Laboratories International, Inc.*	7,729,088
202,600	Cigna Corp.	54,355,554
20,835	Cooper Cos., Inc. (The)	7,307,668
780,424	CVS Health Corp.	75,506,022
146,804	Danaher Corp.	38,729,831
23,900	Dexcom, Inc.*	7,120,766
383,140	Edwards Lifesciences Corp.*	38,639,669
285,437	Eli Lilly & Co.	89,467,373
446,582	Gilead Sciences, Inc.	28,960,843
40,182	HCA Healthcare, Inc.	8,454,293

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
180,827	Hologic, Inc.*	$ 13,610,848
46,377	Humana, Inc.	21,065,825
86,107	IDEXX Laboratories, Inc.*	33,721,223
34,669	Insulet Corp.*	7,401,138
57,323	Intuitive Surgical, Inc.*	13,049,008
65,469	IQVIA Holdings, Inc.*	14,092,202
811,052	Johnson & Johnson	145,608,166
84,529	Laboratory Corp. of America Holdings	20,854,995
60,750	McKesson Corp.	19,967,918
139,670	Medtronic PLC	13,987,951
666,744	Merck & Co., Inc.	61,360,450
28,841	Mettler-Toledo International, Inc.*	37,092,987
113,873	Moderna, Inc.*	16,549,163
27,895	Molina Healthcare, Inc.*	8,095,687
102,121	PerkinElmer, Inc.	15,284,450
1,305,690	Pfizer, Inc.	69,253,798
116,659	Quest Diagnostics, Inc.	16,451,252
49,268	Regeneron Pharmaceuticals, Inc.*	32,750,410
110,730	ResMed, Inc.	22,529,126
100,885	Seagen, Inc.*	13,688,077
45,096	STERIS PLC	10,290,907
74,140	Stryker Corp.	17,385,830
9,097	Teleflex, Inc.	2,617,571
124,192	Thermo Fisher Scientific, Inc.	70,487,653
260,316	UnitedHealth Group, Inc.	129,319,782
41,078	Veeva Systems, Inc., Class A*	6,993,940
109,914	Vertex Pharmaceuticals, Inc.*	29,528,396
5,202,224	Viatris, Inc.	63,831,288
61,736	Waters Corp.*	20,246,321
54,108	West Pharmaceutical Services, Inc.	16,794,041
30,244	Zimmer Biomet Holdings, Inc.	3,635,631
164,817	Zoetis, Inc.	28,172,170

		1,822,876,243

Industrials – 7.3%
160,718	3M Co.	23,993,590
118,836	AMETEK, Inc.	14,435,009
362,442	Carrier Global Corp.	14,247,595
111,036	Caterpillar, Inc.	23,967,121
70,971	Cintas Corp.	28,269,878
78,698	Copart, Inc.*	9,013,282
259,311	CSX Corp.	8,243,497
103,265	Cummins, Inc.	21,594,777

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
48,372	Deere & Co.	$ 17,306,534
80,803	Dover Corp.	10,820,330
74,361	Eaton Corp. PLC	10,306,435
225,708	Emerson Electric Co.	20,011,271
16,561	Equifax, Inc.	3,354,927
124,905	Expeditors International of Washington, Inc.	13,594,660
750,606	Fastenal Co.	40,202,457
122,924	FedEx Corp.	27,606,272
153,065	Fortive Corp.	9,454,825
108,014	General Dynamics Corp.	24,293,429
205,476	General Electric Co.	16,086,716
102,067	Honeywell International, Inc.	19,762,213
46,290	IDEX Corp.	8,866,849
115,770	Illinois Tool Works, Inc.	24,088,264
143,434	Jacobs Engineering Group, Inc.	20,093,669
19,709	J.B. Hunt Transport Services, Inc.	3,401,379
358,072	Johnson Controls International PLC	19,518,505
49,428	L3Harris Technologies, Inc.	11,907,205
248,015	Leidos Holdings, Inc.	25,917,567
55,194	Lockheed Martin Corp.	24,291,431
247,044	Masco Corp.	14,004,924
33,468	Norfolk Southern Corp.	8,020,941
59,125	Northrop Grumman Corp.	27,668,726
54,003	Old Dominion Freight Line, Inc.	13,945,735
115,395	Otis Worldwide Corp.	8,585,388
67,912	PACCAR, Inc.	5,897,478
64,436	Parker-Hannifin Corp.	17,537,546
213,183	Raytheon Technologies Corp.	20,277,967
151,580	Republic Services, Inc.	20,287,467
40,684	Rockwell Automation, Inc.	8,673,829
573,436	Southwest Airlines Co.*	26,297,775
37,740	Stanley Black & Decker, Inc.	4,479,361
523,455	Textron, Inc.	34,176,377
89,525	Trane Technologies PLC	12,359,822
91,878	Union Pacific Corp.	20,192,947
155,556	United Parcel Service, Inc., Class B	28,350,081
14,170	United Rentals, Inc.*	4,225,211
46,715	Verisk Analytics, Inc.	8,171,388
160,913	Waste Management, Inc.	25,506,320
363,049	Westinghouse Air Brake Technologies Corp.	34,293,609
81,203	W.W. Grainger, Inc.	39,551,545

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
54,714	Xylem, Inc.	$ 4,609,654

		881,763,778

Information Technology – 27.1%
293,387	Accenture PLC, Class A	87,564,284
161,602	Adobe, Inc.*	67,304,001
640,409	Advanced Micro Devices, Inc.*	65,232,061
126,123	Akamai Technologies, Inc.*	12,743,468
187,645	Amphenol Corp., Class A	13,296,525
69,859	Analog Devices, Inc.	11,764,256
16,116	ANSYS, Inc.*	4,195,962
4,587,594	Apple, Inc.	682,817,491
356,641	Applied Materials, Inc.	41,830,423
114,265	Arista Networks, Inc.*	11,687,024
117,702	Autodesk, Inc.*	24,452,590
118,162	Automatic Data Processing, Inc.	26,343,036
41,461	Block, Inc.*	3,628,252
110,019	Broadcom, Inc.	63,825,322
76,010	Broadridge Financial Solutions, Inc.	11,114,182
271,036	Cadence Design Systems, Inc.*	41,666,364
52,944	CDW Corp.	8,993,068
1,153,616	Cisco Systems, Inc.	51,970,401
339,644	Cognizant Technology Solutions Corp., Class A	25,371,407
175,122	Corning, Inc.	6,272,870
28,983	Crowdstrike Holdings, Inc., Class A*	4,636,990
54,720	Datadog, Inc., Class A*	5,219,741
130,701	Dell Technologies, Inc., Class C	6,527,208
145,504	DocuSign, Inc.*	12,209,241
59,255	Entegris, Inc.	6,574,935
28,606	EPAM Systems, Inc.*	9,683,703
235,381	Fidelity National Information Services, Inc.	24,597,315
259,380	Fiserv, Inc.*	25,984,688
30,766	FleetCor Technologies, Inc.*	7,654,888
122,859	Fortinet, Inc.*	36,137,746
79,344	Gartner, Inc.*	20,819,866
123,452	Global Payments, Inc.	16,177,150
2,703,790	Hewlett Packard Enterprise Co.	42,179,124
456,208	HP, Inc.	17,719,119
27,753	HubSpot, Inc.*	9,371,911
1,484,458	Intel Corp.	65,939,624
460,401	International Business Machines Corp.	63,922,075
101,703	Intuit, Inc.	42,151,825

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
94,014	Keysight Technologies, Inc.*	$ 13,688,438
52,346	KLA Corp.	19,098,438
76,783	Lam Research Corp.	39,929,463
94,800	Marvell Technology, Inc.	5,607,420
198,560	Mastercard, Inc., Class A	71,058,667
174,647	Microchip Technology, Inc.	12,688,105
345,363	Micron Technology, Inc.	25,501,604
2,234,298	Microsoft Corp.	607,438,597
19,197	Monolithic Power Systems, Inc.	8,646,137
104,873	Motorola Solutions, Inc.	23,044,793
210,217	NetApp, Inc.	15,125,113
645,776	NVIDIA Corp.	120,579,295
318,308	ON Semiconductor Corp.*	19,314,929
551,160	Oracle Corp.	39,639,427
42,483	Palo Alto Networks, Inc.*	21,359,603
169,137	Paychex, Inc.	20,944,235
191,008	PayPal Holdings, Inc.*	16,275,792
137,481	Qorvo, Inc.*	15,363,502
279,449	QUALCOMM, Inc.	40,022,686
25,988	Roper Technologies, Inc.	11,498,131
225,047	Salesforce, Inc.*	36,061,531
245,515	Seagate Technology Holdings PLC	20,787,755
64,723	ServiceNow, Inc.*	30,256,061
150,508	Skyworks Solutions, Inc.	16,385,806
33,049	Splunk, Inc.*	3,389,505
338,295	SS&C Technologies Holdings, Inc.	21,647,497
116,690	Synopsys, Inc.*	37,247,448
26,015	Teledyne Technologies, Inc.*	10,539,977
158,996	Teradyne, Inc.	17,371,903
308,899	Texas Instruments, Inc.	54,600,987
97,809	Trimble, Inc.*	6,655,902
9,976	Tyler Technologies, Inc.*	3,549,660
121,363	VeriSign, Inc.*	21,183,912
375,661	Visa, Inc., Class A	79,703,994
112,395	VMware, Inc., Class A	14,397,800
553,355	Western Digital Corp.*	33,583,115
39,362	Workday, Inc., Class A*	6,152,281
23,474	Zebra Technologies Corp., Class A*	7,938,672
37,649	Zendesk, Inc.*	3,443,001
62,053	Zoom Video Communications, Inc., Class A*	6,667,595
13,888	Zscaler, Inc.*	2,126,114

		3,260,095,027

Shares	Description	Value

Common Stocks – (continued)
Materials – 1.8%
29,092	Air Products and Chemicals, Inc.	$ 7,161,287
25,349	Albemarle Corp.	6,601,387
106,248	Alcoa Corp.	6,557,627
43,853	Avery Dennison Corp.	7,567,274
67,293	Ball Corp.	4,770,401
27,393	Celanese Corp.	4,287,552
92,313	CF Industries Holdings, Inc.	9,117,755
101,695	Corteva, Inc.	6,368,141
154,619	Dow, Inc.	10,511,000
50,514	DuPont de Nemours, Inc.	3,427,375
70,671	Eastman Chemical Co.	7,785,117
33,175	Ecolab, Inc.	5,437,714
73,691	Freeport-McMoRan, Inc.	2,879,844
21,653	International Flavors & Fragrances, Inc.	2,861,877
358,963	International Paper Co.	17,391,757
39,345	LyondellBasell Industries NV, Class A	4,495,166
10,933	Martin Marietta Materials, Inc.	3,710,442
133,650	Mosaic Co. (The)	8,373,172
102,450	Newmont Corp.	6,951,233
296,922	Nucor Corp.	39,330,288
21,488	Packaging Corp. of America	3,379,633
60,233	PPG Industries, Inc.	7,618,872
98,457	Sherwin-Williams Co. (The)	26,390,414
142,253	Steel Dynamics, Inc.	12,145,561

		215,120,889

Real Estate – 3.3%
80,335	Alexandria Real Estate Equities, Inc. REIT	13,331,593
54,329	American Tower Corp. REIT	13,915,287
76,037	AvalonBay Communities, Inc. REIT	15,812,654
51,785	Boston Properties, Inc. REIT	5,757,456
108,586	Camden Property Trust REIT	15,581,005
449,007	CBRE Group, Inc., Class A*	37,195,740
84,962	Crown Castle International Corp. REIT	16,113,043
81,275	Digital Realty Trust, Inc. REIT	11,345,177
316,696	Duke Realty Corp. REIT	16,731,050
10,853	Equinix, Inc. REIT	7,456,988
191,822	Equity Residential REIT	14,737,684
35,196	Essex Property Trust, Inc. REIT	9,990,385
100,252	Extra Space Storage, Inc. REIT	17,864,906
163,468	Healthpeak Properties, Inc. REIT	4,853,365
412,964	Invitation Homes, Inc. REIT	15,577,002
103,661	Iron Mountain, Inc. REIT	5,587,328

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
88,565	Mid-America Apartment Communities, Inc. REIT	$ 16,030,265
188,800	Prologis, Inc. REIT	24,068,224
74,774	Public Storage REIT	24,723,275
134,814	Realty Income Corp. REIT	9,197,011
33,887	SBA Communications Corp. REIT	11,406,703
64,841	Simon Property Group, Inc. REIT	7,434,021
103,543	Sun Communities, Inc. REIT	16,994,513
272,482	UDR, Inc. REIT	13,024,640
158,880	Ventas, Inc. REIT	9,014,851
253,862	VICI Properties, Inc. REIT	7,831,643
122,995	Welltower, Inc. REIT	10,957,625
476,306	Weyerhaeuser Co. REIT	18,823,613
74,080	W.P. Carey, Inc. REIT	6,233,091

		397,590,138

Utilities – 2.8%
472,106	AES Corp. (The)	10,405,216
206,666	Alliant Energy Corp.	13,189,424
144,710	Ameren Corp.	13,774,945
142,301	American Electric Power Co., Inc.	14,518,971
48,457	American Water Works Co., Inc.	7,329,121
70,091	Atmos Energy Corp.	8,152,284
404,374	CenterPoint Energy, Inc.	12,960,187
120,588	CMS Energy Corp.	8,566,572
186,604	Consolidated Edison, Inc.	18,522,313
110,242	Constellation Energy Corp.	6,843,823
150,135	Dominion Energy, Inc.	12,644,370
72,503	DTE Energy Co.	9,621,873
166,178	Duke Energy Corp.	18,698,349
165,026	Edison International	11,536,968
40,635	Entergy Corp.	4,889,203
211,780	Evergy, Inc.	14,811,893
101,086	Eversource Energy	9,332,260
467,605	Exelon Corp.	22,982,786
308,919	FirstEnergy Corp.	13,271,160
308,150	NextEra Energy, Inc.	23,323,873
258,585	PPL Corp.	7,804,095
183,442	Public Service Enterprise Group, Inc.	12,573,115
89,914	Sempra Energy	14,733,308
240,149	Southern Co. (The)	18,169,673
97,087	WEC Energy Group, Inc.	10,200,931

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
183,217	Xcel Energy, Inc.	$ 13,803,569

		332,660,282

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $9,329,617,085)		$11,995,192,214

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,831,303	0.660%	$ 16,831,303
(Cost $16,831,303)

TOTAL INVESTMENTS – 99.9% (Cost $9,346,448,388)		$12,012,023,517

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		7,436,262

NET ASSETS – 100.0%		$12,019,459,779

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Communication Services – 2.3%
29,005	AMC Entertainment Holdings, Inc., Class A*(a)	$ 415,932
4,661	AMC Networks, Inc., Class A*	182,991
41,176	Audacy, Inc.*	71,646
19,408	Cargurus, Inc.*	491,411
23,243	Cars.com, Inc.*	240,565
6,784	Cogent Communications Holdings, Inc.	409,686
29,180	Consolidated Communications Holdings, Inc.*	193,172
9,438	EchoStar Corp., Class A*	226,795
17,039	EverQuote, Inc., Class A*	152,499
16,171	EW Scripps Co. (The), Class A*	256,634
26,681	Fluent, Inc.*	34,418
75,030	Gannett Co., Inc.*	294,868
13,233	Gogo, Inc.*	268,101
16,766	Gray Television, Inc.	330,625
13,413	IDT Corp., Class B*	369,662
7,961	iHeartMedia, Inc., Class A*	93,940
9,292	Iridium Communications, Inc.*	344,826
11,106	John Wiley & Sons, Inc., Class A	588,174
10,602	Liberty Latin America Ltd., Class A (Chile) *	100,825
25,347	Liberty Latin America Ltd., Class C (Chile) *	241,050
4,167	Liberty Media Corp.-Liberty Braves, Class A*(a)	105,758
3,878	Liberty Media Corp.-Liberty Braves, Class C*	95,205
115	Lions Gate Entertainment Corp., Class B*	1,080
7,905	MediaAlpha, Inc., Class A*	79,840
18,142	Ooma, Inc.*	254,714
10,549	QuinStreet, Inc.*	116,039
6,453	Radius Global Infrastructure, Inc., Class A*	96,150
10,677	Scholastic Corp.	400,708
5,207	Shenandoah Telecommunications Co.	119,553
4,861	Sinclair Broadcast Group, Inc., Class A	117,782
25,618	Stagwell, Inc.*	202,638
4,202	TechTarget, Inc.*	298,720
34,925	TEGNA, Inc.	764,857
12,553	Telephone and Data Systems, Inc.	222,565
5,397	Thryv Holdings, Inc.*	141,347
81,375	TrueCar, Inc.*	270,979
6,285	United States Cellular Corp.*	193,012
5,810	WideOpenWest, Inc.*	127,704
18,823	Yelp, Inc.*	553,584
8,129	Ziff Davis, Inc.*	620,568

		10,090,623

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – 10.8%
17,734	1-800-Flowers.com, Inc., Class A*	$ 173,084
17,289	2U, Inc.*	161,133
10,148	Aaron’s Co., Inc. (The)	198,495
19,527	Abercrombie & Fitch Co., Class A*	399,132
10,423	Academy Sports & Outdoors, Inc.	349,275
8,663	Acushnet Holdings Corp.	352,584
11,665	Adient PLC*	412,824
14,148	Adtalem Global Education, Inc.*	461,508
1,657	America’s Car-Mart, Inc.*	179,619
21,837	American Axle & Manufacturing Holdings, Inc.*	177,098
15,738	American Eagle Outfitters, Inc.	190,587
788	American Outdoor Brands, Inc.*	9,117
12,658	American Public Education, Inc.*	176,453
3,866	Asbury Automotive Group, Inc.*	700,326
3,148	Bally’s Corp.*	82,289
7,312	Bassett Furniture Industries, Inc.	119,039
17,619	Beazer Homes USA, Inc.*	285,604
13,897	Bed Bath & Beyond, Inc.*(a)	120,209
9,610	Big 5 Sporting Goods Corp.(a)	122,527
9,741	Big Lots, Inc.	238,557
3,894	BJ’s Restaurants, Inc.*	102,295
10,448	Bloomin’ Brands, Inc.	220,557
5,443	Bluegreen Vacations Holding Corp.	151,642
4,168	Boot Barn Holdings, Inc.*	336,358
6,301	Brinker International, Inc.*	191,235
8,861	Buckle, Inc. (The)	291,172
13,525	Caleres, Inc.	384,921
12,619	Callaway Golf Co.*	273,958
4,817	Camping World Holdings, Inc., Class A	130,685
18,445	CarParts.com, Inc.*	139,629
6,915	Carriage Services, Inc.	279,159
966	Cavco Industries, Inc.*	214,607
1,861	Century Casinos, Inc.*	16,265
4,502	Century Communities, Inc.	244,774
4,658	Cheesecake Factory, Inc. (The)	152,130
28,942	Chico’s FAS, Inc.*	143,263
3,885	Children’s Place, Inc. (The)*	184,460
4,055	Chuy’s Holdings, Inc.*	91,602
5,966	Citi Trends, Inc.*	178,264
8,273	Clarus Corp.	181,261
5,792	Conn’s, Inc.*	76,454
16,100	Container Store Group, Inc. (The)*	123,970

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,604	Cracker Barrel Old Country Store, Inc.	$ 163,624
12,235	Crocs, Inc.*	682,224
21,805	Dana, Inc.	361,091
3,475	Dave & Buster’s Entertainment, Inc.*	131,668
6,683	Denny’s Corp.*	69,236
10,637	Designer Brands, Inc., Class A	165,193
2,798	Dillard’s, Inc., Class A	843,541
1,629	Dine Brands Global, Inc.	119,715
7,209	Dorman Products, Inc.*	728,469
9,004	Duluth Holdings, Inc., Class B*	112,280
10,469	El Pollo Loco Holdings, Inc.*	108,459
16,962	Ethan Allen Interiors, Inc.	394,536
11,023	Everi Holdings, Inc.*	197,312
14,733	Fiesta Restaurant Group, Inc.*	109,761
1,145	Flexsteel Industries, Inc.	22,305
35,435	Fossil Group, Inc.*	260,093
5,645	Fox Factory Holding Corp.*	463,003
3,867	Franchise Group, Inc.	153,404
14	Full House Resorts, Inc.*	99
16,988	Funko, Inc., Class A*	346,046
8,154	Genesco, Inc.*	459,152
9,558	Gentherm, Inc.*	658,929
9,599	G-III Apparel Group Ltd.*	240,551
4,540	Golden Entertainment, Inc.*	214,651
39,622	Goodyear Tire & Rubber Co. (The)*	511,916
27,082	GoPro, Inc., Class A*	187,137
721	Graham Holdings Co., Class B	441,987
5,759	Green Brick Partners, Inc.*	140,059
3,453	Group 1 Automotive, Inc.	620,124
5,779	Groupon, Inc.*	89,286
7,569	Guess?, Inc.(a)	157,889
13,836	Haverty Furniture Cos., Inc.	391,005
3,570	Helen of Troy Ltd.*	661,128
9,982	Hibbett, Inc.	506,586
5,818	Hilton Grand Vacations, Inc.*	266,173
1,884	Hovnanian Enterprises, Inc., Class A*	96,442
3,748	Installed Building Products, Inc.	358,084
13,820	International Game Technology PLC	296,024
5,828	iRobot Corp.*	277,355
3,193	Jack in the Box, Inc.	218,082
3,425	Johnson Outdoors, Inc., Class A	223,207
11,673	KB Home	402,602
9,376	Kontoor Brands, Inc.	375,696

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
8,046	Lands’ End, Inc.*	$ 93,334
20,541	Laureate Education, Inc.	261,487
13,362	La-Z-Boy, Inc.	341,132
6,128	Lazydays Holdings, Inc.*	95,168
5,718	LCI Industries	683,415
1,673	LGI Homes, Inc.*	163,937
6,883	Lifetime Brands, Inc.	78,535
8,303	Light & Wonder, Inc.*	438,398
9,044	LL Flooring Holdings, Inc.*	108,618
3,712	Lovesac Co. (The)*	129,289
5,652	M/I Homes, Inc.*	264,231
48,999	Macy’s, Inc.	1,158,826
4,791	Malibu Boats, Inc., Class A*	280,753
3,326	Marine Products Corp.	35,322
7,409	MarineMax, Inc.*	306,807
12,850	MasterCraft Boat Holdings, Inc.*	300,690
4,610	MDC Holdings, Inc.	176,010
5,365	Meritage Homes Corp.*	457,688
12,489	Modine Manufacturing Co.*	147,620
3,314	Monarch Casino & Resort, Inc.*	224,855
2,731	Monro, Inc.	129,504
7,804	Movado Group, Inc.	264,790
5,568	Murphy USA, Inc.	1,387,100
2,373	Nathan’s Famous, Inc.	121,142
8,412	National Vision Holdings, Inc.*	236,714
7,077	Nautilus, Inc.*	14,862
8,288	ODP Corp. (The)*	316,519
3,024	ONE Group Hospitality, Inc. (The)*	27,186
3,483	OneWater Marine, Inc., Class A	119,119
6,679	Overstock.com, Inc.*	206,982
5,721	Oxford Industries, Inc.	521,526
8,342	Papa John’s International, Inc.	734,179
5,942	Patrick Industries, Inc.	357,174
55,948	Perdoceo Education Corp.*	610,393
7,117	PetMed Express, Inc.(a)	156,788
17,060	Purple Innovation, Inc.*(a)	88,371
2,964	RCI Hospitality Holdings, Inc.	171,112
7,664	Red Robin Gourmet Burgers, Inc.*	75,414
7,190	Red Rock Resorts, Inc., Class A	278,469
19,025	Rent-A-Center, Inc.	523,949
4,891	Revolve Group, Inc.*	143,698
14,951	Rush Street Interactive, Inc.*	89,108
21,599	Sally Beauty Holdings, Inc.*	327,441

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
4,212	SeaWorld Entertainment, Inc.*	$ 228,206
14,733	Shoe Carnival, Inc.	401,622
6,599	Shutterstock, Inc.	397,260
7,786	Signet Jewelers Ltd.	464,046
6,711	Skyline Champion Corp.*	356,555
8,258	Sleep Number Corp.*	379,290
19,753	Smith & Wesson Brands, Inc.	305,776
3,527	Sonic Automotive, Inc., Class A	160,866
21,222	Sonos, Inc.*	469,643
16,160	Sportsman’s Warehouse Holdings, Inc.*	152,874
10,560	Standard Motor Products, Inc.	421,872
15,408	Steven Madden Ltd.	572,869
10,868	Stitch Fix, Inc., Class A*	92,052
15,658	Stoneridge, Inc.*	323,807
3,631	Strategic Education, Inc.	238,992
19,951	Stride, Inc.*	780,284
6,345	Sturm Ruger & Co., Inc.	430,762
19,030	Taylor Morrison Home Corp.*	551,299
10,753	Tenneco, Inc., Class A*	186,134
7,922	Texas Roadhouse, Inc.	617,678
3,550	TravelCenters of America, Inc.*	138,628
20,107	Tri Pointe Homes, Inc.*	423,654
23,705	Tupperware Brands Corp.*	157,164
5,847	Unifi, Inc.*	92,441
7,006	Urban Outfitters, Inc.*	147,476
18,030	Vera Bradley, Inc.*	122,784
11,882	Vista Outdoor, Inc.*	457,932
2,177	Visteon Corp.*	244,281
1,442	VOXX International Corp.*	12,084
7,641	Wingstop, Inc.	608,682
2,013	Winmark Corp.	398,171
6,340	Winnebago Industries, Inc.	313,513
12,234	Wolverine World Wide, Inc.	261,074
37,529	WW International, Inc.*	266,081
6,306	XPEL, Inc.*	325,516
10,598	Zumiez, Inc.*	347,720

		46,740,988

Consumer Staples – 3.9%
3,310	Andersons, Inc. (The)	124,489
9,702	B&G Foods, Inc.(a)	219,362
8,159	Beauty Health Co. (The)*	116,429
8,552	BellRing Brands, Inc.*	223,635

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
22,711	BJ’s Wholesale Club Holdings, Inc.*	$ 1,314,286
3,438	Cal-Maine Foods, Inc.	164,096
8,276	Celsius Holdings, Inc.*	555,237
4,613	Central Garden & Pet Co.*(a)	208,415
7,603	Central Garden & Pet Co., Class A*	321,835
2,001	Coca-Cola Consolidated, Inc.	1,130,505
9,080	Edgewell Personal Care Co.	330,512
5,933	elf Beauty, Inc.*	157,936
4,165	Energizer Holdings, Inc.	124,908
7,541	Fresh Del Monte Produce, Inc.	192,597
30,051	Hostess Brands, Inc.*	638,584
8,700	Ingles Markets, Inc., Class A	774,822
3,440	Inter Parfums, Inc.	253,872
1,551	J & J Snack Foods Corp.	198,869
3,970	John B. Sanfilippo & Son, Inc.	303,229
3,081	Lancaster Colony Corp.	375,574
4,978	Landec Corp.*	47,291
3,237	Medifast, Inc.	539,770
1,715	MGP Ingredients, Inc.	166,115
10,343	National Beverage Corp.	513,323
16,217	NewAge, Inc.*	5,838
9,315	Nu Skin Enterprises, Inc., Class A	434,545
20,833	Performance Food Group Co.*	902,902
2,230	PriceSmart, Inc.	175,345
29,218	Primo Water Corp.	418,402
16,370	Rite Aid Corp.*(a)	91,181
4,061	Sanderson Farms, Inc.	810,169
7,698	Simply Good Foods Co. (The)*	307,612
15,833	SpartanNash Co.	544,814
21,075	Sprouts Farmers Market, Inc.*	570,922
9,542	TreeHouse Foods, Inc.*	392,367
4,710	Turning Point Brands, Inc.	137,720
15,085	United Natural Foods, Inc.*	639,755
6,652	Universal Corp.	423,599
4,831	USANA Health Sciences, Inc.*	339,764
6,658	Utz Brands, Inc.	93,212
31,596	Vector Group Ltd.	388,947
7,103	Village Super Market, Inc., Class A	168,625
8,313	Vital Farms, Inc.*	82,299
2,646	WD-40 Co.	499,538
5,059	Weis Markets, Inc.	371,938

		16,795,185

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – 7.0%
34,323	Alto Ingredients, Inc.*	$ 152,737
35,913	Antero Resources Corp.*	1,539,949
2,822	Arch Resources, Inc.(a)	431,314
38,079	Archrock, Inc.	381,932
4,444	Bristow Group, Inc.*	141,275
10,350	Cactus, Inc., Class A	542,547
9,116	California Resources Corp.	398,096
6,028	Callon Petroleum Co.*	352,397
41,340	Centennial Resource Development, Inc., Class A*	328,240
2,781	Centrus Energy Corp., Class A*	71,166
20,782	ChampionX Corp.	483,597
12,431	Chesapeake Energy Corp.	1,210,531
9,013	Civitas Resources, Inc.	688,143
21,795	CNX Resources Corp.*	473,387
54,003	Comstock Resources, Inc.*	1,042,258
11,044	CONSOL Energy, Inc.*	569,429
3,737	CVR Energy, Inc.	128,665
8,234	Delek US Holdings, Inc.*	240,103
4,259	Denbury, Inc.*	311,503
29,508	DHT Holdings, Inc.	175,868
6,139	DMC Global, Inc.*	169,866
15,127	Dorian LPG Ltd.	257,159
17,189	Energy Fuels, Inc.*(a)	110,182
43,742	Equitrans Midstream Corp.	344,250
5,972	Golar LNG Ltd. (Cameroon) *	151,271
3,823	Green Plains, Inc.*	124,553
45,351	Helix Energy Solutions Group, Inc.*	210,429
6,049	Helmerich & Payne, Inc.	304,567
26,404	Kosmos Energy Ltd. (Ghana) *	204,367
5,103	Laredo Petroleum, Inc.*	429,520
10,040	Liberty Energy, Inc.*	163,351
49,620	Magnolia Oil & Gas Corp., Class A	1,370,008
17,744	Matador Resources Co.	1,080,610
17,711	Murphy Oil Corp.	751,301
2,653	Nabors Industries Ltd.*	442,441
3,480	Newpark Resources, Inc.*	14,964
28,820	NexTier Oilfield Solutions, Inc.*	314,138
5,502	Northern Oil and Gas, Inc.	179,860
1,399	Oasis Petroleum, Inc.	222,063
17,523	Oceaneering International, Inc.*	222,893
22,960	Oil States International, Inc.*	177,710
39,095	Ovintiv, Inc.	2,188,927

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
11,587	Patterson-UTI Energy, Inc.	$ 221,080
13,993	PBF Energy, Inc., Class A*	464,568
15,638	PDC Energy, Inc.	1,237,591
10,482	Peabody Energy Corp.*	247,480
42,217	ProPetro Holding Corp.*	550,932
25,037	Range Resources Corp.*	850,006
4,084	Ranger Oil Corp., Class A*	174,836
5,224	Renewable Energy Group, Inc.*	320,283
1,588	REX American Resources Corp.*	137,981
383	Riley Exploration Permian, Inc.	10,521
50,534	RPC, Inc.*	472,998
5,243	Scorpio Tankers, Inc. (Monaco)	173,281
18,551	SFL Corp. Ltd. (Norway)	208,699
32,897	SM Energy Co.	1,587,938
21,134	Solaris Oilfield Infrastructure, Inc., Class A	284,886
81,448	Southwestern Energy Co.*	742,806
23,335	Talos Energy, Inc.*	504,036
3,335	Teekay Corp. (Bermuda) *	11,272
36,731	Tellurian, Inc.*	175,207
40,458	TETRA Technologies, Inc.*	203,099
38,357	Uranium Energy Corp.*	146,524
17,116	US Silica Holdings, Inc.*	302,611
75,903	W&T Offshore, Inc.*	510,827
14,546	Whiting Petroleum Corp.	1,286,739
12,625	World Fuel Services Corp.	312,974

		30,236,742

Financials – 18.0%
3,262	1st Source Corp.	153,379
3,077	Allegiance Bancshares, Inc.	123,849
4,870	A-Mark Precious Metals, Inc.	370,266
18,177	American Equity Investment Life Holding Co.	731,806
3,730	American National Bankshares, Inc.	132,825
12,167	Ameris Bancorp	554,694
6,762	AMERISAFE, Inc.	340,805
21,688	Apollo Commercial Real Estate Finance, Inc. REIT	276,088
21,028	Arbor Realty Trust, Inc. REIT	345,280
13,225	Ares Commercial Real Estate Corp. REIT	194,407
4,195	Argo Group International Holdings Ltd.	177,700
17,658	ARMOUR Residential REIT, Inc. REIT	133,494
7,189	Arrow Financial Corp.	238,172

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
15,853	Artisan Partners Asset Management, Inc., Class A	$ 608,914
20,236	Associated Banc-Corp.	418,885
9,520	Atlantic Union Bankshares Corp.	335,675
19,756	Axos Financial, Inc.*	763,569
7,517	B. Riley Financial, Inc.	408,549
5,749	BancFirst Corp.	521,607
6,789	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	100,952
12,713	Bancorp, Inc. (The)*	264,812
2,141	Bank First Corp.	155,586
3,388	Bank of Marin Bancorp	111,465
17,911	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	565,629
12,423	BankUnited, Inc.	517,542
5,020	Banner Corp.	291,712
134	Bar Harbor Bankshares	3,651
5,586	Berkshire Hills Bancorp, Inc.	145,850
26,121	BGC Partners, Inc., Class A	85,154
17,848	Blackstone Mortgage Trust, Inc., Class A REIT	555,251
6,359	Blue Ridge Bankshares, Inc.	96,720
16,947	Brightsphere Investment Group, Inc.	345,549
13,417	Brookline Bancorp, Inc.	190,119
3,756	BRP Group, Inc., Class A*	94,726
27,400	Cadence Bank	732,402
1,435	Cambridge Bancorp	119,822
7,525	Camden National Corp.	333,056
5,229	Cannae Holdings, Inc.*	105,992
7,402	Capital City Bank Group, Inc.	202,075
13,817	Capitol Federal Financial, Inc.	140,243
14,680	Cathay General Bancorp	603,495
7,992	Central Pacific Financial Corp.	192,927
44,330	Chimera Investment Corp. REIT	434,434
1,590	Citizens & Northern Corp.	38,701
5,477	City Holding Co.	449,607
9,233	Civista Bancshares, Inc.	197,125
6,290	CNB Financial Corp.	158,068
21,801	CNO Financial Group, Inc.	448,447
7,745	Cohen & Steers, Inc.	590,246
9,762	Columbia Banking System, Inc.	294,324
5,908	Columbia Financial, Inc.*	122,827
7,250	Community Bank System, Inc.	478,500

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
4,555	Community Trust Bancorp, Inc.	$ 191,538
5,989	ConnectOne Bancorp, Inc.	165,057
11,235	Cowen, Inc., Class A	298,177
2,651	Crawford & Co., Class A(a)	21,738
8,530	Curo Group Holdings Corp.	74,211
13,989	Customers Bancorp, Inc.*	577,746
15,862	CVB Financial Corp.	393,060
1,575	Diamond Hill Investment Group, Inc.	294,745
6,346	Dime Community Bancshares, Inc.	199,518
1,853	Donegal Group, Inc., Class A	29,982
10,333	Donnelley Financial Solutions, Inc.*	321,460
17,222	Dynex Capital, Inc. REIT	280,719
7,793	Eagle Bancorp, Inc.	386,221
13,285	Eastern Bankshares, Inc.	258,659
15,027	Ellington Financial, Inc. REIT	232,768
9,536	Employers Holdings, Inc.	394,886
10,547	Encore Capital Group, Inc.*	644,527
15,073	Enova International, Inc.*	476,005
2,816	Enstar Group Ltd.*	653,115
5,289	Enterprise Financial Services Corp.	244,934
20,641	Essent Group Ltd.	883,228
10,413	Farmers National Banc Corp.	161,714
7,874	FB Financial Corp.	330,865
7,092	Federal Agricultural Mortgage Corp., Class C	744,731
21,208	Federated Hermes, Inc.	720,436
7,494	Financial Institutions, Inc.	210,956
32,479	First BanCorp. (Puerto Rico)	484,911
5,262	First Bancorp, Inc. (The) of Maine	159,281
3,702	First Bancshares, Inc. (The)	111,430
7,092	First Bancorp, Inc. (The) of NC	265,737
8,489	First Busey Corp.	199,067
19,273	First Commonwealth Financial Corp.	270,015
17,139	First Financial Bancorp	359,576
21,991	First Financial Bankshares, Inc.	906,909
3,623	First Financial Corp.	162,963
9,763	First Foundation, Inc.	220,156
4,391	First Internet Bancorp	169,712
13,337	First Interstate BancSystem, Inc., Class A	507,740
11,843	First Merchants Corp.	487,458
4,088	First Mid Bancshares, Inc.	153,913
7,958	First of Long Island Corp. (The)	151,361
4,798	FirstCash Holdings, Inc.	358,171
16,602	Flagstar Bancorp, Inc.	639,675

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
11,305	Flushing Financial Corp.	$ 261,146
4,017	Focus Financial Partners, Inc., Class A*	151,441
5,992	FS Bancorp, Inc.	181,258
27,492	Fulton Financial Corp.	435,748
85,988	Genworth Financial, Inc., Class A*	348,251
8,873	German American Bancorp, Inc.	337,440
18,084	Glacier Bancorp, Inc.	875,446
1,487	Goosehead Insurance, Inc., Class A	76,997
11,341	Great Ajax Corp. REIT	119,648
5,627	Great Southern Bancorp, Inc.	333,962
3,846	Green Dot Corp., Class A*	110,919
12,147	Greenhill & Co., Inc.	149,408
7,314	Hamilton Lane, Inc., Class A	508,689
10,636	Hancock Whitney Corp.	530,098
10,318	Hanmi Financial Corp.	240,822
4,261	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	162,216
13,088	HarborOne Bancorp, Inc.	187,028
726	HCI Group, Inc.	49,346
7,238	Heartland Financial USA, Inc.	320,137
15,979	Heritage Commerce Corp.	183,279
5,514	Heritage Financial Corp.	143,915
19,648	Hilltop Holdings, Inc.	589,636
1,088	Hingham Institution For Savings (The)	351,206
3,307	Home Bancorp, Inc.	113,728
25,345	Home BancShares, Inc.	572,544
8,121	HomeStreet, Inc.	327,358
5,214	HomeTrust Bancshares, Inc.	139,944
23,657	Hope Bancorp, Inc.	344,919
9,849	Horace Mann Educators Corp.	398,491
11,363	Horizon Bancorp, Inc.	204,193
8,930	Houlihan Lokey, Inc.	767,444
11,686	Independent Bank Corp. of Michigan	231,500
6,307	Independent Bank Corp.	525,373
5,626	Independent Bank Group, Inc.	411,148
9,327	International Bancshares Corp.	391,081
48,132	Invesco Mortgage Capital, Inc. REIT	85,675
1,051	Investors Title Co.	174,392
10,028	Kearny Financial Corp.	124,447
3,827	Kinsale Capital Group, Inc.	841,481
9,346	KKR Real Estate Finance Trust, Inc. REIT	190,845
9,045	Ladder Capital Corp. REIT	104,560
10,546	Lakeland Bancorp, Inc.	163,674

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
7,845	Lakeland Financial Corp.	$ 566,095
7,129	Live Oak Bancshares, Inc.	286,301
17,833	Macatawa Bank Corp.	165,312
24,155	Maiden Holdings Ltd.*(a)	58,938
22,496	MBIA, Inc.*	315,169
6,276	Mercantile Bank Corp.	207,422
10,008	Meta Financial Group, Inc.	416,033
22,009	MFA Financial, Inc. REIT	297,562
4,892	Midland States Bancorp, Inc.	131,497
4,028	MidWestOne Financial Group, Inc.	122,572
10,624	Moelis & Co., Class A	498,478
28,915	Mr Cooper Group, Inc.*	1,253,754
4,875	National Bank Holdings Corp., Class A	198,656
709	National Western Life Group, Inc., Class A	148,245
40,513	Navient Corp.	648,208
7,651	NBT Bancorp, Inc.	282,934
4,549	Nelnet, Inc., Class A	385,255
65,480	New York Mortgage Trust, Inc. REIT	198,404
103	NI Holdings, Inc.*	1,720
3,932	Nicolet Bankshares, Inc.*	314,010
15,172	NMI Holdings, Inc., Class A*	282,351
4,326	Northrim BanCorp, Inc.	179,789
14,812	Northwest Bancshares, Inc.	190,927
7,423	OceanFirst Financial Corp.	149,722
1,938	Ocwen Financial Corp.*	54,225
13,243	OFG Bancorp (Puerto Rico)	375,307
37,375	Old National Bancorp	594,263
14,064	Old Second Bancorp, Inc.	214,757
12,660	Open Lending Corp., Class A*	166,606
6,396	Oppenheimer Holdings, Inc., Class A	228,401
495	Origin Bancorp, Inc.	19,345
9,645	Pacific Premier Bancorp, Inc.	314,041
3,739	Park National Corp.	462,552
5,235	PCSB Financial Corp.	102,554
6,589	Peapack-Gladstone Financial Corp.	222,049
14,911	PennyMac Financial Services, Inc.	730,937
17,636	PennyMac Mortgage Investment Trust REIT	285,350
12,213	Peoples Bancorp, Inc.	349,048
3,447	Peoples Financial Services Corp.	182,105
3,229	Piper Sandler Cos.	425,550
5,878	PJT Partners, Inc., Class A	445,788
7,983	PRA Group, Inc.*	295,371
7,005	Preferred Bank	479,913

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
6,683	Premier Financial Corp.	$ 181,577
8,085	Primis Financial Corp.	109,148
8,358	ProAssurance Corp.	185,631
11,914	PROG Holdings, Inc.*	347,770
13,566	Provident Financial Services, Inc.	311,882
14,094	Pzena Investment Management, Inc., Class A	99,645
5,617	QCR Holdings, Inc.	311,294
35,891	Radian Group, Inc.	772,015
12,304	Ready Capital Corp. REIT	180,623
32,166	Redwood Trust, Inc. REIT	328,093
5,717	Regional Management Corp.	272,015
7,562	Renasant Corp.	233,968
5,178	Republic Bancorp, Inc., Class A	237,929
5,578	RLI Corp.	675,607
7,091	S&T Bancorp, Inc.	208,546
4,270	Safety Insurance Group, Inc.	396,512
9,747	Sandy Spring Bancorp, Inc.	412,785
7,433	Seacoast Banking Corp. of Florida	254,506
11,060	Selective Insurance Group, Inc.	877,058
12,314	ServisFirst Bancshares, Inc.	1,026,495
6,127	Sierra Bancorp	132,650
1,600	Silvergate Capital Corp., Class A*	125,600
14,208	Simmons First National Corp., Class A	365,288
21,379	SiriusPoint Ltd. (Bermuda) *	119,722
1,094	SmartFinancial, Inc.	28,335
5,255	Southern First Bancshares, Inc.*	237,001
5,646	Southern Missouri Bancorp, Inc.	263,555
5,654	Southside Bancshares, Inc.	228,026
8,563	SouthState Corp.	692,062
8,654	StepStone Group, Inc., Class A	235,908
8,885	Stewart Information Services Corp.	493,029
8,734	Stock Yards Bancorp, Inc.	515,306
5,419	StoneX Group, Inc.*	406,804
687	Summit Financial Group, Inc.	18,810
5,704	Texas Capital Bancshares, Inc.*	322,447
3,179	Tompkins Financial Corp.	242,272
11,826	Towne Bank	348,630
7,745	TriCo Bancshares	351,158
5,859	Triumph Bancorp, Inc.*	426,184
2,402	Trupanion, Inc.*	160,646
4,934	TrustCo Bank Corp.	158,924
10,929	Trustmark Corp.	317,925
45,294	Two Harbors Investment Corp. REIT	241,870

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
7,438	UMB Financial Corp.	$ 686,899
15,222	United Bankshares, Inc.	571,738
15,441	United Community Banks, Inc.	485,311
10,990	Universal Insurance Holdings, Inc.	141,771
5,863	Univest Financial Corp.	155,370
59,660	Valley National Bancorp	758,279
8,638	Veritex Holdings, Inc.	297,665
2,110	Virtus Investment Partners, Inc.	406,513
8,481	Walker & Dunlop, Inc.	901,615
12,656	Washington Federal, Inc.	410,687
5,800	Washington Trust Bancorp, Inc.	291,160
14,287	Waterstone Financial, Inc.	247,022
9,925	WesBanco, Inc.	338,046
11,074	West BanCorp, Inc.	281,833
4,457	Westamerica BanCorp	268,356
2,044	World Acceptance Corp.*	302,655
12,834	WSFS Financial Corp.	549,039

		77,753,603

Health Care – 12.0%
25,214	ACADIA Pharmaceuticals, Inc.*	407,206
27,307	Accuray, Inc.*	56,799
10,822	AdaptHealth Corp.*	194,688
3,099	Addus HomeCare Corp.*	258,766
11,366	Aerie Pharmaceuticals, Inc.*	58,876
125,939	Akebia Therapeutics, Inc.*	46,585
17,599	Alector, Inc.*	155,927
43,939	Alkermes PLC*	1,311,579
32,423	Allscripts Healthcare Solutions, Inc.*	554,109
5,610	Alphatec Holdings, Inc.*	43,085
11,385	AMN Healthcare Services, Inc.*	1,103,206
78,490	Amneal Pharmaceuticals, Inc.*	284,919
20,405	Amphastar Pharmaceuticals, Inc.*	757,842
13,370	AngioDynamics, Inc.*	262,453
8,160	ANI Pharmaceuticals, Inc.*	246,840
7,356	Anika Therapeutics, Inc.*	159,919
3,188	Apellis Pharmaceuticals, Inc.*	132,143
2,820	Apollo Medical Holdings, Inc.*	105,863
795	Apyx Medical Corp.*	4,826
2,925	Arcus Biosciences, Inc.*	55,429
9,981	Arrowhead Pharmaceuticals, Inc.*	332,966
63	Artivion, Inc.*	1,232
5,762	Arvinas, Inc.*	240,218

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
36,771	Atea Pharmaceuticals, Inc.*	$ 289,755
6,156	AtriCure, Inc.*	250,118
206	Atrion Corp.	129,531
7,773	Avanos Medical, Inc.*	223,007
11,555	Avid Bioservices, Inc.*	154,490
2,726	Axonics, Inc.*	136,300
2,383	Beam Therapeutics, Inc.*	83,834
16,719	BioCryst Pharmaceuticals, Inc.*	155,654
5,332	Biohaven Pharmaceutical Holding Co. Ltd.*	766,368
4,320	Blueprint Medicines Corp.*	237,600
49,636	Bridgebio Pharma, Inc.*	339,014
36,694	Brookdale Senior Living, Inc.*	209,156
6,535	Cara Therapeutics, Inc.*	54,371
13,765	Cardiovascular Systems, Inc.*	223,819
8,181	CareDx, Inc.*	205,752
3,014	Cassava Sciences, Inc.*(a)	92,228
81,016	Catalyst Pharmaceuticals, Inc.*	583,315
1,939	Celcuity, Inc.*	12,681
3,553	Celldex Therapeutics, Inc.*	83,567
21,239	Cerus Corp.*	105,133
18,602	ChromaDex Corp.*	35,344
25,689	Coherus Biosciences, Inc.*	188,557
29,368	Collegium Pharmaceutical, Inc.*	458,728
12,145	Community Health Systems, Inc.*	63,640
11,763	Computer Programs and Systems, Inc.*	375,122
4,262	CONMED Corp.	495,628
56,446	Corcept Therapeutics, Inc.*	1,176,335
3,107	CorVel Corp.*	463,440
14,560	Covetrus, Inc.*	303,139
29,957	Cross Country Healthcare, Inc.*	528,741
12,577	Cutera, Inc.*	565,839
5,592	Cytokinetics, Inc.*	223,121
11,777	CytomX Therapeutics, Inc.*	18,961
18,107	CytoSorbents Corp.*(a)	34,947
3,071	Denali Therapeutics, Inc.*	74,595
96,237	Durect Corp.*	52,930
25,062	Dynavax Technologies Corp.*	297,235
9,131	Eagle Pharmaceuticals, Inc.*	426,418
17,449	Emergent BioSolutions, Inc.*	575,119
3,144	Enanta Pharmaceuticals, Inc.*	125,540
152,068	Endo International PLC*	80,246
8,414	Ensign Group, Inc. (The)	682,964
10,097	Evolent Health, Inc., Class A*	284,029

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
8,869	Fulgent Genetics, Inc.*	$ 483,449
2,373	Haemonetics Corp.*	150,116
17,086	Halozyme Therapeutics, Inc.*	785,614
10,193	Hanger, Inc.*	160,947
14,115	Harmony Biosciences Holdings, Inc.*	615,414
32,129	Harvard Bioscience, Inc.*	117,592
6,985	HealthEquity, Inc.*	437,121
8,111	HealthStream, Inc.*	165,221
734	Heska Corp.*	73,246
13,872	iCAD, Inc.*(a)	52,991
1,431	Ideaya Biosciences, Inc.*	15,956
5,802	Inari Medical, Inc.*	381,772
12,772	InfuSystem Holdings, Inc.*	123,505
8,230	Innovage Holding Corp.*	39,915
37,014	Innoviva, Inc.*	561,502
3,575	Inogen, Inc.*	91,806
8,683	Inotiv, Inc.*	132,850
3,695	Inspire Medical Systems, Inc.*	653,387
5,818	Integer Holdings Corp.*	464,160
4,808	Intellia Therapeutics, Inc.*	221,841
4,317	Intra-Cellular Therapies, Inc.*	247,796
5,587	iRhythm Technologies, Inc.*	786,929
59,177	Ironwood Pharmaceuticals, Inc.*	666,925
4,479	iTeos Therapeutics, Inc.*	78,383
6,641	IVERIC bio, Inc.*	69,332
9,256	Joint Corp. (The)*	154,390
1,051	Karuna Therapeutics, Inc.*	109,640
60,674	Karyopharm Therapeutics, Inc.*	381,033
5,954	KemPharm, Inc.*(a)	27,567
9,122	Lantheus Holdings, Inc.*	625,039
9,263	LeMaitre Vascular, Inc.	423,504
4,806	LHC Group, Inc.*	800,968
2,176	Ligand Pharmaceuticals, Inc.*	193,468
3,055	Lineage Cell Therapeutics, Inc.*	3,819
5,900	LivaNova PLC*	401,613
13,014	MEDNAX, Inc.*	251,430
5,803	Medpace Holdings, Inc.*	831,222
53,895	MEI Pharma, Inc.*	25,676
21,920	Meridian Bioscience, Inc.*	602,800
6,803	Merit Medical Systems, Inc.*	417,636
766	Mesa Laboratories, Inc.	160,286
66,355	MiMedx Group, Inc.*	259,448
3,428	ModivCare, Inc.*	327,134

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
72,188	Multiplan Corp.*	$ 360,940
32,177	Myriad Genetics, Inc.*	619,085
4,548	National HealthCare Corp.	319,679
7,132	National Research Corp.	255,967
14,111	Natus Medical, Inc.*	462,700
11,713	Neogen Corp.*	309,926
10,383	NeoGenomics, Inc.*	87,425
5,375	Nevro Corp.*	234,243
31,741	NextGen Healthcare, Inc.*	574,830
10,316	NuVasive, Inc.*	592,242
7,112	Omnicell, Inc.*	790,570
121,332	OPKO Health, Inc.*	363,996
3,279	OptimizeRx Corp.*	83,877
17,167	Option Care Health, Inc.*	521,190
31,822	Organogenesis Holdings, Inc.*	178,521
13,923	Orthofix Medical, Inc.*	382,743
22,483	Owens & Minor, Inc.	784,207
9,129	Pacira BioSciences, Inc.*	577,409
18,251	Patterson Cos., Inc.	576,549
17,057	Phibro Animal Health Corp., Class A	327,665
1,218	Portage Biotech, Inc. (Canada) *(a)	12,180
15,557	Prestige Consumer Healthcare, Inc.*	868,392
5,057	Progyny, Inc.*	159,852
5,665	Prothena Corp. PLC (Ireland) *	154,258
6,502	PTC Therapeutics, Inc.*	190,964
10,184	Puma Biotechnology, Inc.*	19,757
1,838	QuidelOrtho Corp.*	174,667
12,299	R1 RCM, Inc.*	264,060
39,061	Radius Health, Inc.*	247,256
16,374	RadNet, Inc.*	336,158
6,097	Retractable Technologies, Inc.*(a)	28,229
11,036	SeaSpine Holdings Corp.*	91,268
19,162	Select Medical Holdings Corp.	466,595
22,331	Seres Therapeutics, Inc.*	69,226
3,599	Sharps Compliance Corp.*(a)	15,548
3,723	Shockwave Medical, Inc.*	611,354
7,257	SI-BONE, Inc.*	108,492
4,680	Silk Road Medical, Inc.*	155,470
10,409	STAAR Surgical Co.*	686,369
46,818	Standard BioTools, Inc.*	88,486
29,884	Stereotaxis, Inc.*	60,067
29,091	Supernus Pharmaceuticals, Inc.*	810,766
16,713	Surface Oncology, Inc.*	30,919

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,633	Surgery Partners, Inc.*	$ 220,814
5,744	Surmodics, Inc.*	225,337
6,972	Syndax Pharmaceuticals, Inc.*	115,038
9,777	Tactile Systems Technology, Inc.*	99,334
15,551	Tenet Healthcare Corp.*	1,006,305
30,286	Tivity Health, Inc.*	981,266
16,310	Travere Therapeutics, Inc.*	380,186
5,778	UFP Technologies, Inc.*	441,728
2,288	US Physical Therapy, Inc.	257,606
197	Utah Medical Products, Inc.	16,970
45,720	Vanda Pharmaceuticals, Inc.*	449,428
3,052	Vapotherm, Inc.*	9,858
8,746	Varex Imaging Corp.*	201,508
7,051	Veracyte, Inc.*	123,957
20,355	Vericel Corp.*	552,638
5,245	Xencor, Inc.*	117,121
105	XOMA Corp.*(a)	1,912
9,597	Zynex, Inc.(a)	69,962

		51,541,295

Industrials – 16.6%
6,694	AAON, Inc.	358,665
6,897	AAR Corp.*	332,573
10,722	ABM Industries, Inc.	518,409
24,011	ACCO Brands Corp.	181,043
3,710	Aerojet Rocketdyne Holdings, Inc.*	151,145
5,171	Air Transport Services Group, Inc.*	156,268
2,698	Alamo Group, Inc.	317,366
3,695	Albany International Corp., Class A	311,858
1,536	Allegiant Travel Co.*	229,555
9,254	Allied Motion Technologies, Inc.	227,093
10,262	Altra Industrial Motion Corp.	402,373
4,091	Ameresco, Inc., Class A*	240,224
2,883	American Woodmark Corp.*	150,147
22,447	API Group Corp.*	391,700
8,912	Apogee Enterprises, Inc.	370,739
11,650	Applied Industrial Technologies, Inc.	1,204,727
7,424	ArcBest Corp.	561,477
7,484	Arcosa, Inc.	395,679
2,867	Argan, Inc.	114,651
10,528	ASGN, Inc.*	1,002,581
6,196	Astec Industries, Inc.	289,787
12,921	Atkore, Inc.*	1,407,355

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,617	Atlas Air Worldwide Holdings, Inc.*	$ 391,561
9,651	Atlas Technical Consultants, Inc.*	78,945
4,791	Avis Budget Group, Inc.*	911,632
4,389	AZZ, Inc.	196,452
19,338	Babcock & Wilcox Enterprises, Inc.*	126,664
6,286	Barnes Group, Inc.	226,485
2,235	Barrett Business Services, Inc.	167,312
10,503	Beacon Roofing Supply, Inc.*	644,989
11,012	Blue Bird Corp.*	134,457
7,483	BlueLinx Holdings, Inc.*(a)	618,545
15,985	Boise Cascade Co.	1,235,960
12,185	Brady Corp., Class A	591,094
7,974	BrightView Holdings, Inc.*	103,662
4,379	Brink’s Co. (The)	266,375
10,838	Caesarstone Ltd.	98,734
4,605	Casella Waste Systems, Inc., Class A*	329,626
12,349	CBIZ, Inc.*	505,815
3,386	Chart Industries, Inc.*	595,530
5,917	Cimpress PLC (Ireland) *	257,863
7,165	Columbus McKinnon Corp.	241,819
10,125	Comfort Systems USA, Inc.	908,415
1,265	Commercial Vehicle Group, Inc.*	8,539
29,792	CoreCivic, Inc.*	383,423
9,686	Cornerstone Building Brands, Inc.*	237,791
16,412	Costamare, Inc. (Monaco)	233,379
3,961	CRA International, Inc.	339,577
3,743	CSW Industrials, Inc.	397,207
14,280	Deluxe Corp.	341,720
3,886	Distribution Solutions Group, Inc.*	149,184
2,896	Douglas Dynamics, Inc.	90,992
2,221	Ducommun, Inc.*	101,389
13,418	DXP Enterprises, Inc.*	411,664
3,477	Dycom Industries, Inc.*	323,743
3,840	Eagle Bulk Shipping, Inc.	281,318
10,790	EMCOR Group, Inc.	1,139,748
6,180	Encore Wire Corp.	772,624
19,548	Energy Recovery, Inc.*	395,065
6,978	Enerpac Tool Group Corp.	136,211
5,676	EnerSys	384,379
6,345	Ennis, Inc.	115,162
3,831	EnPro Industries, Inc.	366,857
2,992	ESCO Technologies, Inc.	196,904
13,535	Evoqua Water Technologies Corp.*	481,711

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,875	Exponent, Inc.	$ 350,261
7,548	Federal Signal Corp.	264,935
9,206	Fluor Corp.*	259,885
5,277	Forrester Research, Inc.*	276,145
8,990	Forward Air Corp.	837,778
10,403	Franklin Covey Co.*	398,539
10,184	Franklin Electric Co., Inc.	750,765
2,629	GATX Corp.	283,801
10,852	Genco Shipping & Trading Ltd.	274,013
59,846	GEO Group, Inc. (The) REIT*	425,505
4,992	Gibraltar Industries, Inc.*	208,466
10,627	Global Industrial Co.	364,187
20,288	GMS, Inc.*	1,010,545
3,394	Gorman-Rupp Co. (The)	101,107
48,686	GrafTech International Ltd.	422,595
6,676	Granite Construction, Inc.	217,971
14,456	Great Lakes Dredge & Dock Corp.*	212,503
4,966	Greenbrier Cos., Inc. (The)	206,635
7,753	Griffon Corp.	248,639
6,081	H&E Equipment Services, Inc.	216,788
7,478	Hawaiian Holdings, Inc.*	132,735
10,348	Healthcare Services Group, Inc.	177,675
6,415	Heartland Express, Inc.	91,606
4,618	Heidrick & Struggles International, Inc.	159,598
2,935	Helios Technologies, Inc.	200,813
3,096	Herc Holdings, Inc.	362,913
5,894	Heritage-Crystal Clean, Inc.*	162,498
12,243	Hillenbrand, Inc.	512,247
14,803	HNI Corp.	564,438
10,418	Hub Group, Inc., Class A*	760,306
5,135	Huron Consulting Group, Inc.*	307,689
223	Hyster-Yale Materials Handling, Inc.	8,240
5,582	ICF International, Inc.	570,536
7,154	IES Holdings, Inc.*	220,987
7,749	Insperity, Inc.	775,442
4,883	Insteel Industries, Inc.	202,205
20,089	Interface, Inc.	289,081
10,074	JELD-WEN Holding, Inc.*	189,693
5,225	John Bean Technologies Corp.	636,144
3,783	Kadant, Inc.	700,233
4,591	Kaman Corp.	166,240
13,139	KAR Auction Services, Inc.*	209,830
20,486	KBR, Inc.	1,019,383

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
14,408	Kelly Services, Inc., Class A	$ 287,584
8,970	Kennametal, Inc.	248,828
14,491	Kforce, Inc.	951,769
27,692	Kimball International, Inc., Class B	236,490
9,033	Korn Ferry	555,168
5,905	Kratos Defense & Security Solutions, Inc.*	85,150
1,761	Lindsay Corp.	221,886
10,093	Manitowoc Co., Inc. (The)*	131,411
4,766	ManTech International Corp., Class A	455,868
6,675	Marten Transport Ltd.	117,213
4,214	Masonite International Corp.*	386,972
14,671	Matrix Service Co.*	88,466
10,373	Matson, Inc.	932,325
6,105	Matthews International Corp., Class A	197,558
4,983	Maxar Technologies, Inc.	148,792
2,209	McGrath RentCorp	181,602
10,372	Meritor, Inc.*	375,155
9,292	Mesa Air Group, Inc.*	28,526
1,294	Miller Industries, Inc.	31,936
16,907	MillerKnoll, Inc.	510,591
10,244	Mistras Group, Inc.*	59,313
4,451	Moog, Inc., Class A	362,267
24,287	MRC Global, Inc.*	271,772
13,702	Mueller Industries, Inc.	737,853
18,347	Mueller Water Products, Inc., Class A	218,880
4,877	MYR Group, Inc.*	446,782
4,757	Northwest Pipe Co.*	158,931
56,922	NOW, Inc.*	628,419
5,998	NV5 Global, Inc.*	738,834
2,554	Omega Flex, Inc.	282,319
1,355	PAM Transportation Services, Inc.*	37,737
2,141	Park-Ohio Holdings Corp.	33,357
9,334	Parsons Corp.*	364,399
18,082	PGT Innovations, Inc.*	363,448
22,720	Pitney Bowes, Inc.	106,330
4,682	Powell Industries, Inc.	125,852
2,462	Preformed Line Products Co.	152,619
10,680	Primoris Services Corp.	259,310
4,198	Proto Labs, Inc.*	202,302
13,095	Quanex Building Products Corp.	266,352
32,751	Radiant Logistics, Inc.*	217,139
2,031	RBC Bearings, Inc.*	378,558
20,782	Resideo Technologies, Inc.*	490,871

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
25,427	Resources Connection, Inc.	$ 469,637
10,049	REV Group, Inc.	123,301
66,869	Romeo Power, Inc.*	52,539
11,891	Rush Enterprises, Inc., Class A	606,203
5,477	Rush Enterprises, Inc., Class B	271,166
39,572	Safe Bulkers, Inc. (Greece)	188,363
3,172	Saia, Inc.*	626,755
11,728	Shyft Group, Inc. (The)	260,244
9,749	Simpson Manufacturing Co., Inc.	1,056,304
6,070	SkyWest, Inc.*	163,647
6,446	SP Plus Corp.*	206,014
7,026	SPX Corp.*	353,619
2,062	Standex International Corp.	191,972
28,543	Steelcase, Inc., Class A	349,937
6,980	Sterling Construction Co., Inc.*	171,778
3,902	Sun Country Airlines Holdings, Inc.*	92,282
6,756	Tennant Co.	420,493
10,626	Terex Corp.	376,054
7,121	Tetra Tech, Inc.	961,121
8,188	Textainer Group Holdings Ltd. (China)	265,619
12,493	Titan Machinery, Inc.*	329,940
5,901	Transcat, Inc.*	374,064
5,448	TriNet Group, Inc.*	427,886
5,285	Trinity Industries, Inc.	131,385
7,186	Triton International Ltd. (Bermuda)	458,251
21,915	TrueBlue, Inc.*	482,568
14,746	Tutor Perini Corp.*	149,524
13,675	UFP Industries, Inc.	1,055,710
2,461	UniFirst Corp.	402,226
15,373	Upwork, Inc.*	280,557
5,919	Vectrus, Inc.*	212,019
9,239	Veritiv Corp.*	1,342,889
6,239	Vicor Corp.*	419,885
10,544	Wabash National Corp.	161,850
6,626	Watts Water Technologies, Inc., Class A	866,880
6,146	Welbilt, Inc.*	145,476
8,006	Werner Enterprises, Inc.	324,803
7,218	WESCO International, Inc.*	906,436
7,121	Willdan Group, Inc.*	189,703
24,640	WillScot Mobile Mini Holdings Corp.*	880,387
18,328	Zurn Water Solutions Corp.	528,213

		71,342,166

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 13.3%
8,444	3D Systems Corp.*	$ 91,280
21,402	8x8, Inc.*	155,164
45,589	A10 Networks, Inc.	702,526
16,631	ACI Worldwide, Inc.*	443,050
15,413	ADTRAN, Inc.	285,603
5,979	Advanced Energy Industries, Inc.	487,049
9,326	Agilysys, Inc.*	381,154
8,617	Alarm.com Holdings, Inc.*	544,853
8,888	Alpha & Omega Semiconductor Ltd.*	390,450
8,514	Altair Engineering, Inc., Class A*	467,929
4,623	Ambarella, Inc.*	393,972
10,395	American Software, Inc., Class A	177,754
33,915	Amkor Technology, Inc.	693,223
4,469	Appfolio, Inc., Class A*	447,704
7,438	Appian Corp.*	355,313
8,660	Asana, Inc., Class A*(a)	188,268
19,351	Avaya Holdings Corp.*	71,405
22,418	Avid Technology, Inc.*	656,623
10,024	Axcelis Technologies, Inc.*	622,089
6,904	Badger Meter, Inc.	546,383
5,995	Belden, Inc.	345,192
9,560	Benchmark Electronics, Inc.	243,684
17,716	Benefitfocus, Inc.*	161,216
6,816	Blackbaud, Inc.*	433,838
4,125	Blackline, Inc.*	302,032
27,411	Box, Inc., Class A*	715,701
26,652	Brightcove, Inc.*	187,630
14,757	Calix, Inc.*	545,124
7,375	Cambium Networks Corp.*	105,389
7,323	Casa Systems, Inc.*	32,221
4,114	Cass Information Systems, Inc.	140,370
7,315	Cerence, Inc.*	232,324
4,903	CEVA, Inc.*	176,851
25,686	ChannelAdvisor Corp.*	350,614
9,508	Clearfield, Inc.*	587,594
3,258	CMC Materials, Inc.	576,470
11,476	Cohu, Inc.*	349,215
11,245	CommVault Systems, Inc.*	686,057
2,457	Comtech Telecommunications Corp.	30,737
74,392	Conduent, Inc.*	394,278
2,710	Consensus Cloud Solutions, Inc.*	130,161
4,156	CoreCard Corp.*	97,500
5,854	Corsair Gaming, Inc.*(a)	93,957

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,766	Couchbase, Inc.*(a)	$ 95,942
10,416	CSG Systems International, Inc.	647,771
5,703	CTS Corp.	231,941
29,593	Daktronics, Inc.*	98,841
15,616	Diebold Nixdorf, Inc.*	48,566
12,764	Digi International, Inc.*	282,084
8,646	Digital Turbine, Inc.*	219,868
2,244	DigitalOcean Holdings, Inc.*(a)	109,619
11,559	Diodes, Inc.*	890,159
7,644	Domo, Inc., Class B*	243,691
12,368	Ebix, Inc.	360,527
16,438	eGain Corp.*	150,079
5,244	Envestnet, Inc.*	349,355
7,318	ePlus, Inc.*	415,223
11,539	EVERTEC, Inc. (Puerto Rico)	437,790
5,803	ExlService Holdings, Inc.*	825,129
64,554	Extreme Networks, Inc.*	640,376
6,316	Fabrinet (Thailand) *	548,671
4,796	FARO Technologies, Inc.*	154,527
16,704	FormFactor, Inc.*	685,866
9,678	Grid Dynamics Holdings, Inc.*	174,301
18,853	Hackett Group, Inc. (The)	386,298
21,704	Harmonic, Inc.*	209,010
5,719	I3 Verticals, Inc., Class A*	133,367
8,477	Ichor Holdings Ltd.*	256,344
12,145	Identiv, Inc.*	155,335
10,979	II-VI, Inc.*	686,187
8,166	Impinj, Inc.*	382,250
16,092	Infinera Corp.*	92,207
32,582	Inseego Corp.*	67,119
7,210	Insight Enterprises, Inc.*	712,492
4,587	InterDigital, Inc.	299,485
16,838	Iteris, Inc.*	46,304
4,155	Itron, Inc.*	214,440
11,181	Kimball Electronics, Inc.*	212,551
17,105	Knowles Corp.*	328,758
13,072	Kulicke & Soffa Industries, Inc. (Singapore)	708,110
12,646	KVH Industries, Inc.*	98,386
26,951	Lattice Semiconductor Corp.*	1,401,991
43,442	Limelight Networks, Inc.*	157,260
4,709	LiveRamp Holdings, Inc.*	120,550
25,422	Luna Innovations, Inc.*	153,549
5,461	MACOM Technology Solutions Holdings, Inc.*	297,679

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,422	Marathon Digital Holdings, Inc.*(a)	$ 65,697
13,083	Maximus, Inc.	848,956
12,417	MaxLinear, Inc.*	491,589
65,740	Meta Materials, Inc.*(a)	126,221
8,431	Methode Electronics, Inc.	379,817
656	MicroStrategy, Inc., Class A*(a)	173,637
17,826	Mitek Systems, Inc.*	160,791
9,666	Model N, Inc.*	243,197
15,910	Momentive Global, Inc.*	193,784
22,521	MoneyGram International, Inc.*	227,012
20,471	Napco Security Technologies, Inc.*	401,436
26,183	NeoPhotonics Corp.*	403,480
8,355	NETGEAR, Inc.*	159,163
15,493	NetScout Systems, Inc.*	531,875
5,037	Novanta, Inc.*	619,350
12,692	OneSpan, Inc.*	167,915
10,916	Onto Innovation, Inc.*	877,428
3,330	OSI Systems, Inc.*	279,454
9,254	PC Connection, Inc.	413,746
8,715	Perficient, Inc.*	853,286
23,181	Photronics, Inc.*	503,955
6,726	Ping Identity Holding Corp.*	127,121
7,125	Plantronics, Inc.*	281,295
5,389	Plexus Corp.*	456,987
9,407	Power Integrations, Inc.	793,763
10,818	Progress Software Corp.	522,618
4,799	PROS Holdings, Inc.*	130,965
3,297	Q2 Holdings, Inc.*	173,851
5,954	Qualys, Inc.*	778,069
38,622	Quantum Corp.*(a)	73,768
28,269	Rackspace Technology, Inc.*	260,923
20,926	Rambus, Inc.*	525,243
7,054	Rapid7, Inc.*	499,917
15,054	Repay Holdings Corp.*	187,422
38,309	Ribbon Communications, Inc.*	108,414
1,486	Rogers Corp.*	394,355
6,799	Sailpoint Technologies Holdings, Inc.*	431,329
12,640	Sanmina Corp.*	554,770
7,944	Sapiens International Corp. NV (Israel)	201,222
7,667	ScanSource, Inc.*	297,020
7,624	SecureWorks Corp., Class A*	91,183
10,041	Semtech Corp.*	643,528
4,540	ShotSpotter, Inc.*	136,926

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,548	Silicon Laboratories, Inc.*	$ 678,380
1,714	SiTime Corp.*	365,082
21,223	SMART Global Holdings, Inc.*	523,147
22,134	Smith Micro Software, Inc.*(a)	58,212
5,654	Sprout Social, Inc., Class A*	287,958
6,946	SPS Commerce, Inc.*	743,500
7,178	Super Micro Computer, Inc.*	359,331
7,666	Synaptics, Inc.*	1,135,488
10,464	Tenable Holdings, Inc.*	526,339
5,413	TTEC Holdings, Inc.	365,053
26,318	TTM Technologies, Inc.*	376,084
1,646	Tucows, Inc., Class A*	79,699
10,811	Turtle Beach Corp.*	188,976
13,934	Ultra Clean Holdings, Inc.*	467,625
8,423	Unisys Corp.*	100,486
12,855	Upland Software, Inc.*	169,429
17,000	Varonis Systems, Inc.*	562,190
9,100	Veeco Instruments, Inc.*	195,013
11,285	Verint Systems, Inc.*	575,986
12,935	Verra Mobility Corp.*	206,313
33,482	Viavi Solutions, Inc.*	484,485
21,834	Vishay Intertechnology, Inc.	446,287
6,889	Vishay Precision Group, Inc.*	209,426
68,504	Vonage Holdings Corp.*	1,326,922
6,709	Workiva, Inc.*	489,824
29,205	Xperi Holding Corp.	480,714
31,665	Yext, Inc.*	160,858
20,786	Zuora, Inc., Class A*	210,770

		57,316,000

Materials – 3.9%
7,904	AdvanSix, Inc.	366,192
6,696	Allegheny Technologies, Inc.*	184,140
12,822	American Vanguard Corp.	316,447
5,061	Arconic Corp.*	142,366
7,343	Aspen Aerogels, Inc.*	128,649
14,785	Avient Corp.	727,422
3,778	Balchem Corp.	470,097
7,748	Cabot Corp.	585,826
7,459	Carpenter Technology Corp.	262,781
4,469	Chase Corp.	361,051
4,202	Clearwater Paper Corp.*	144,339
23,828	Commercial Metals Co.	946,686

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2,595	Compass Minerals International, Inc.	$ 116,593
15,772	Constellium SE*	266,389
14,240	GCP Applied Technologies, Inc.*	443,149
9,681	Glatfelter Corp.	83,450
4,890	Greif, Inc., Class A	290,808
7,585	HB Fuller Co.	539,142
33,570	Hecla Mining Co.	158,450
6,291	Ingevity Corp.*	438,357
6,148	Innospec, Inc.	627,280
3,377	Intrepid Potash, Inc.*	222,443
2,375	Kaiser Aluminum Corp.	242,654
4,364	Koppers Holdings, Inc.	118,264
10,037	Livent Corp.*	319,076
5,599	Materion Corp.	459,006
5,411	Minerals Technologies, Inc.	358,533
6,357	MP Materials Corp.*	250,657
28,064	Myers Industries, Inc.	667,923
1,148	Neenah, Inc.	43,521
18,188	Novagold Resources, Inc. (Canada) *	101,671
22,737	O-I Glass, Inc.*	374,024
7,819	Olympic Steel, Inc.	267,175
21,011	Orion Engineered Carbons SA (Germany)	405,722
1,022	Quaker Chemical Corp.	159,841
4,351	Ranpak Holdings Corp.*	54,213
6,116	Rayonier Advanced Materials, Inc.*	23,547
13,709	Ryerson Holding Corp.	413,189
12,523	Schnitzer Steel Industries, Inc., Class A	508,684
5,645	Schweitzer-Mauduit International, Inc.	153,092
7,061	Sensient Technologies Corp.	617,414
4,153	Stepan Co.	465,593
13,228	Summit Materials, Inc., Class A*	361,257
28,114	SunCoke Energy, Inc.	227,442
17,640	TimkenSteel Corp.*	407,484
4,600	Tredegar Corp.	55,706
8,354	TriMas Corp.	235,416
5,796	Trinseo PLC	274,093
19,793	Tronox Holdings PLC, Class A	356,472
1,727	United States Lime & Minerals, Inc.	205,375
13,179	Warrior Met Coal, Inc.	443,078
6,023	Worthington Industries, Inc.	280,913

		16,673,092

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 7.0%
10,930	Acadia Realty Trust REIT	$ 214,884
6,876	Agree Realty Corp. REIT	478,363
21,466	Alexander & Baldwin, Inc. REIT	437,906
477	Alexander’s, Inc. REIT	115,553
7,218	American Assets Trust, Inc. REIT	246,134
59,495	Apartment Investment and Management Co., Class A REIT*	373,629
31,866	Apple Hospitality REIT, Inc. REIT	532,481
6,554	Armada Hoffler Properties, Inc. REIT	90,314
24,297	Brandywine Realty Trust REIT	270,912
19,123	Broadstone Net Lease, Inc. REIT	404,451
7,849	BRT Apartments Corp. REIT	179,821
14,704	CareTrust REIT, Inc. REIT	272,465
2,285	Centerspace REIT	189,609
14,445	Chatham Lodging Trust REIT*	184,029
5,305	Community Healthcare Trust, Inc. REIT	199,892
15,347	Corporate Office Properties Trust REIT	424,191
3,272	CTO Realty Growth, Inc. REIT	215,592
44,722	Cushman & Wakefield PLC*	834,960
9,498	DiamondRock Hospitality Co. REIT*	97,734
46,838	DigitalBridge Group, Inc. REIT*	281,965
79,690	Diversified Healthcare Trust REIT	180,896
15,796	Douglas Elliman, Inc.	90,827
12,443	Easterly Government Properties, Inc. REIT	244,256
5,178	EastGroup Properties, Inc. REIT	836,506
34,769	Empire State Realty Trust, Inc., Class A REIT	278,152
5,967	Equity Commonwealth REIT*	162,601
10,153	Essential Properties Realty Trust, Inc. REIT	232,301
53,291	eXp World Holdings, Inc.	744,475
9,899	Farmland Partners, Inc. REIT	148,683
9,789	Forestar Group, Inc.*	162,302
13,505	Four Corners Property Trust, Inc. REIT	372,333
28,240	Franklin Street Properties Corp. REIT	127,645
3,306	FRP Holdings, Inc.*	198,426
7,511	Getty Realty Corp. REIT	209,857
10,054	Gladstone Commercial Corp. REIT	203,996
5,437	Gladstone Land Corp. REIT	145,929
8,446	Global Medical REIT, Inc. REIT	109,798
19,841	Global Net Lease, Inc. REIT	287,099
18,912	Healthcare Realty Trust, Inc. REIT	549,772
26,945	Hersha Hospitality Trust REIT*	295,856
19,562	Independence Realty Trust, Inc. REIT	459,903
11,619	Industrial Logistics Properties Trust REIT	177,306

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,448	Innovative Industrial Properties, Inc. REIT	$ 325,706
17,161	iStar, Inc. REIT	298,601
15,755	Kennedy-Wilson Holdings, Inc.	331,800
32,307	Kite Realty Group Trust REIT	677,155
6,317	LTC Properties, Inc. REIT	244,721
33,645	LXP Industrial Trust REIT	388,936
24,565	Macerich Co. (The) REIT	288,639
19,812	Marcus & Millichap, Inc.	829,727
6,009	National Health Investors, Inc. REIT	355,432
15,789	National Storage Affiliates Trust REIT	828,133
25,000	Necessity Retail REIT, Inc. (The) REIT	199,500
4,797	NETSTREIT Corp. REIT	100,881
28,260	Newmark Group, Inc., Class A	312,838
6,217	NexPoint Residential Trust, Inc. REIT	456,825
15,580	Office Properties Income Trust REIT	332,010
14,241	Outfront Media, Inc. REIT	293,792
37,380	Paramount Group, Inc. REIT	338,663
11,913	Pebblebrook Hotel Trust REIT	268,162
27,634	Physicians Realty Trust REIT	512,611
24,173	Piedmont Office Realty Trust, Inc., Class A REIT	356,310
5,687	Plymouth Industrial REIT, Inc. REIT	115,503
10,054	Postal Realty Trust, Inc., Class A REIT	159,859
20,344	PotlatchDeltic Corp. REIT	1,067,246
17,443	Preferred Apartment Communities, Inc. REIT	435,028
3,508	PS Business Parks, Inc. REIT	658,206
13,080	RE/MAX Holdings, Inc., Class A	317,844
59,959	Realogy Holdings Corp.*	742,292
24,003	Redfin Corp.*	235,229
17,743	Retail Opportunity Investments Corp. REIT	320,616
8,384	RLJ Lodging Trust REIT	112,597
9,783	RMR Group, Inc. (The), Class A	293,686
21,217	RPT Realty REIT	258,211
3,814	Ryman Hospitality Properties, Inc. REIT*	340,552
31,206	Sabra Health Care REIT, Inc. REIT	438,132
17,214	Service Properties Trust REIT	108,965
22,559	SITE Centers Corp. REIT	354,627
5,188	St. Joe Co. (The)	261,942
20,474	STAG Industrial, Inc. REIT	681,784
10,867	Summit Hotel Properties, Inc. REIT*	94,978
16,478	Sunstone Hotel Investors, Inc. REIT*	197,242
19,289	Tanger Factory Outlet Centers, Inc. REIT	337,750
8,968	Terreno Realty Corp. REIT	544,447

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
9,666	UMH Properties, Inc. REIT	$ 190,323
38,444	Uniti Group, Inc. REIT	435,955
2,646	Universal Health Realty Income Trust REIT	142,011
10,842	Urban Edge Properties REIT	204,372
21,165	Veris Residential, Inc. REIT*	340,545
9,183	Washington Real Estate Investment Trust REIT	223,055
19,114	Whitestone REIT	234,911
8,563	Xenia Hotels & Resorts, Inc. REIT*	157,474

		30,009,628

Utilities – 3.6%
10,048	ALLETE, Inc.	623,177
9,632	American States Water Co.	763,336
783	Artesian Resources Corp., Class A	38,430
11,937	Avista Corp.	518,543
10,780	Black Hills Corp.	826,395
11,629	Brookfield Infrastructure Corp., Class A (Canada)	820,426
7,857	California Water Service Group	421,685
4,016	Chesapeake Utilities Corp.	536,417
25,705	Clearway Energy, Inc., Class A	836,955
29,931	Clearway Energy, Inc., Class C	1,049,082
6,488	MGE Energy, Inc.	514,953
2,716	Middlesex Water Co.	230,941
14,573	New Jersey Resources Corp.	669,192
4,773	Northwest Natural Holding Co.	259,126
9,504	NorthWestern Corp.	582,310
9,221	ONE Gas, Inc.	802,411
8,948	Ormat Technologies, Inc.	751,274
8,525	Otter Tail Corp.	557,450
15,428	PNM Resources, Inc.	733,293
17,095	Portland General Electric Co.	841,929
16,060	Pure Cycle Corp.*	181,478
4,664	SJW Group	288,468
12,651	South Jersey Industries, Inc.	440,887
9,273	Southwest Gas Holdings, Inc.	863,594
8,125	Spire, Inc.	636,187
5,831	Sunnova Energy International, Inc.*	116,620
4,532	Unitil Corp.	261,995
8,782	Via Renewables, Inc.	74,384

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
4,316	York Water Co. (The)	$ 176,870

		15,417,808

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $415,093,789)		$423,917,130

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,783,028	0.660%	$ 3,783,028
(Cost $3,783,028)

TOTAL INVESTMENTS – 99.3% (Cost $418,876,817)		$427,700,158

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,935,553

NET ASSETS – 100.0%		$430,635,711

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	67	06/17/22	$6,191,527	$45,838

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Australia – 2.4%
15,745	ASX Ltd. (Financials)	$ 912,610
234,291	Coles Group Ltd. (Consumer Staples)	2,946,244
76,419	Computershare Ltd. (Information Technology)	1,271,805
29,890	EBOS Group Ltd. (Health Care)	788,004
285,733	Medibank Pvt Ltd. (Financials)	660,005
40,948	National Australia Bank Ltd. (Financials)	918,233
945,912	Telstra Corp. Ltd. (Communication Services)	2,632,774
75,618	Wesfarmers Ltd. (Consumer Discretionary)	2,559,802
49,618	Woolworths Group Ltd. (Consumer Staples)	1,233,314

		13,922,791

Austria – 0.4%
15,178	ANDRITZ AG (Industrials)	701,107
10,246	BAWAG Group AG (Financials)*(a)	521,581
7,674	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	184,145
23,593	Wienerberger AG (Materials)	650,048

		2,056,881

Belgium – 0.7%
4,650	Ackermans & van Haaren NV (Industrials)	783,561
3,152	Sofina SA (Financials)	740,822
9,828	Solvay SA (Materials)	959,124
9,251	Telenet Group Holding NV (Communication Services)	245,573
6,077	UCB SA (Health Care)	534,861
26,403	Warehouses De Pauw CVA REIT (Real Estate)	971,280

		4,235,221

Canada – 4.7%
8,278	Bank of Montreal (Financials)	900,478
18,526	Bank of Nova Scotia (The) (Financials)	1,256,402
23,927	BCE, Inc. (Communication Services)	1,303,561
25,002	Canadian Imperial Bank of Commerce (Financials)	1,375,372
38,372	CGI, Inc. (Information Technology)*	3,278,541
14,229	Emera, Inc. (Utilities)	707,260
19,152	Enbridge, Inc. (Energy)	884,730
9,843	Fortis, Inc. (Utilities)	496,411
57,273	Great-West Lifeco, Inc. (Financials)	1,571,685
51,981	Loblaw Cos. Ltd. (Consumer Staples)	4,795,559

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
11,774	Metro, Inc. (Consumer Staples)	$ 650,300
16,237	National Bank of Canada (Financials)	1,246,225
20,500	Open Text Corp. (Information Technology)	840,195
89,283	Power Corp. of Canada (Financials)	2,578,573
11,049	RioCan Real Estate Investment Trust REIT (Real Estate)	198,731
17,441	Royal Bank of Canada (Financials)	1,822,490
23,516	Sun Life Financial, Inc. (Financials)	1,148,609
36,718	TELUS Corp. (Communication Services)	918,785
15,783	Toronto-Dominion Bank (The) (Financials)	1,206,139

		27,180,046

Finland – 0.4%
9,294	Elisa OYJ (Communication Services)	524,692
21,006	Orion OYJ, Class B (Health Care)	859,603
14,537	Sampo OYJ, Class A (Financials)	655,302

		2,039,597

France – 2.6%
2,590	Air Liquide SA (Materials)	451,806
52,100	AXA SA (Financials)	1,312,144
3,505	Bouygues SA (Industrials)	120,640
10,175	Capgemini SE (Information Technology)	1,967,445
14,565	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,891,835
20,339	Dassault Systemes SE (Information Technology)	853,769
376	Euroapi SA (Health Care)*	5,454
9,568	Legrand SA (Industrials)	825,718
6,163	L’Oreal SA (Consumer Staples)	2,169,125
243,178	Orange SA (Communication Services)	3,034,357
2,420	Pernod Ricard SA (Consumer Staples)	473,118
8,651	Sanofi (Health Care)	920,993
9,831	Thales SA (Industrials)	1,196,374

		15,222,778

Germany – 1.5%
5,379	Allianz SE (Financials)	1,123,755
7,773	Beiersdorf AG (Consumer Staples)	803,706
2,703	Deutsche Boerse AG (Financials)	452,436
105,105	Deutsche Telekom AG (Communication Services)	2,153,244
17,059	E.ON SE (Utilities)	173,315

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
37,316	Evonik Industries AG (Materials)	$ 996,571
1,394	Hannover Rueck SE (Financials)	212,649
3,296	Henkel AG & Co. KGaA (Consumer Staples)	221,560
775	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	189,041
5,848	SAP SE (Information Technology)	581,299
9,002	Symrise AG (Materials)	990,859
11,226	Talanx AG (Financials)	458,666

		8,357,101

Hong Kong – 0.3%
46,194	CLP Holdings Ltd. (Utilities)	460,730
223,469	Hong Kong & China Gas Co. Ltd. (Utilities)	252,934
143,454	Power Assets Holdings Ltd. (Utilities)	937,094

		1,650,758

Israel – 1.2%
103,042	Bank Hapoalim BM (Financials)	950,600
133,520	Bank Leumi Le-Israel BM (Financials)	1,322,790
10,747	Check Point Software Technologies Ltd. (Information Technology)*	1,344,235
10,924	First International Bank Of Israel Ltd. (The) (Financials)	419,251
191,058	Israel Discount Bank Ltd., Class A (Financials)	1,078,662
116,996	Mivne Real Estate KD Ltd. (Real Estate)	374,182
31,532	Mizrahi Tefahot Bank Ltd. (Financials)	1,032,144
55,901	Shufersal Ltd. (Consumer Staples)	411,290

		6,933,154

Italy – 1.3%
171,291	Assicurazioni Generali SpA (Financials)	3,110,250
101,730	Eni SpA (Energy)	1,547,274
179,035	Hera SpA (Utilities)	664,557
15,214	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	679,301
104,532	Snam SpA (Utilities)	605,811
40,406	Terna - Rete Elettrica Nazionale (Utilities)	341,518
89,613	UnipolSai Assicurazioni SpA (Financials)	247,291

		7,196,002

Shares	Description	Value

Common Stocks – (continued)
Japan – 5.5%
315	Daiwa House REIT Investment Corp. REIT (Real Estate)	$ 779,879
10,381	Ezaki Glico Co. Ltd. (Consumer Staples)	299,782
51,263	FUJIFILM Holdings Corp. (Information Technology)	2,832,027
73	GLP J REIT (Real Estate)	94,027
21,085	Hitachi Metals Ltd. (Materials)*	339,110
121,132	Japan Tobacco, Inc. (Consumer Staples)	2,203,812
59,145	KDDI Corp. (Communication Services)	2,062,455
19,294	Kyocera Corp. (Information Technology)	1,089,895
17,921	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	697,922
18,348	MEIJI Holdings Co. Ltd. (Consumer Staples)	904,243
110,047	Mizuho Financial Group, Inc. (Financials)	1,299,401
19,816	MS&AD Insurance Group Holdings, Inc. (Financials)	630,471
230,954	Nippon Telegraph & Telephone Corp. (Communication Services)	7,021,346
50,155	Nisshin Seifun Group, Inc. (Consumer Staples)	587,146
13,341	Secom Co. Ltd. (Industrials)	881,173
102,574	Sekisui House Ltd. (Consumer Discretionary)	1,819,932
245,344	SoftBank Corp. (Communication Services)	2,822,567
102,784	Takeda Pharmaceutical Co. Ltd. (Health Care)	2,958,600
38,044	Teijin Ltd. (Materials)	391,840
29,178	Trend Micro, Inc. (Information Technology)	1,716,953

		31,432,581

Netherlands – 1.9%
1,414	Akzo Nobel NV (Materials)	123,149
3,814	HAL Trust (Financials)	540,953
148,532	Koninklijke Ahold Delhaize NV (Consumer Staples)	4,090,051
3,049	Koninklijke DSM NV (Materials)	513,780
48,489	NN Group NV (Financials)	2,405,520
33,658	Wolters Kluwer NV (Industrials)	3,322,214

		10,995,667

New Zealand – 0.2%
159,402	Fletcher Building Ltd. (Industrials)	562,394

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
New Zealand – (continued)
15,199	Mainfreight Ltd. (Industrials)	$ 751,631

		1,314,025

Norway – 0.8%
26,120	DNB Bank ASA (Financials)	528,335
37,804	Gjensidige Forsikring ASA (Financials)	823,583
18,288	Kongsberg Gruppen ASA (Industrials)	649,759
36,328	SpareBank 1 SR-Bank ASA (Financials)	462,568
90,008	Storebrand ASA (Financials)	805,225
78,160	Telenor ASA (Communication Services)	1,077,114

		4,346,584

Singapore – 0.9%
25,369	DBS Group Holdings Ltd. (Financials)	572,556
115,674	Oversea-Chinese Banking Corp. Ltd. (Financials)	998,193
171,066	Singapore Exchange Ltd. (Financials)	1,189,189
372,542	Singapore Telecommunications Ltd. (Communication Services)	703,832
36,217	United Overseas Bank Ltd. (Financials)	779,607
96,298	UOL Group Ltd. (Real Estate)	523,321
28,110	Venture Corp. Ltd. (Information Technology)	367,446

		5,134,144

Spain – 0.4%
46,174	Naturgy Energy Group SA (Utilities)	1,391,915
58,001	Red Electrica Corp. SA (Utilities)	1,198,557

		2,590,472

Sweden – 1.9%
22,632	Axfood AB (Consumer Staples)	663,208
5,869	Industrivarden AB, Class A (Financials)	151,769
2,298	Industrivarden AB, Class C (Financials)	59,448
108,454	Investor AB, Class A (Financials)	2,258,061
66,561	Investor AB, Class B (Financials)	1,245,138
65,519	Securitas AB, Class B (Industrials)	697,470
46,185	Skandinaviska Enskilda Banken AB, Class A (Financials)	508,884
77,339	Svenska Handelsbanken AB, Class A (Financials)	759,505
43,737	Swedbank AB, Class A (Financials)	659,610
52,867	Tele2 AB, Class B (Communication Services)	645,461

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
184,026	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	$ 1,489,528
420,646	Telia Co. AB (Communication Services)	1,720,652

		10,858,734

Switzerland – 2.5%
1,564	Geberit AG (Industrials)	857,912
40	Givaudan SA (Materials)	146,972
18,098	Novartis AG (Health Care)	1,639,969
9,039	Roche Holding AG (Health Care)	3,077,909
5,344	Roche Holding AG (Health Care)	2,088,428
1,247	SGS SA (Industrials)	3,096,197
2,810	Swisscom AG (Communication Services)	1,661,580
5,865	TE Connectivity Ltd. (Information Technology)	758,872
2,845	Zurich Insurance Group AG (Financials)	1,299,995

		14,627,834

United Kingdom – 3.5%
53,178	Admiral Group PLC (Financials)	1,489,861
287,447	BAE Systems PLC (Industrials)	2,738,760
13,581	British American Tobacco PLC (Consumer Staples)	599,408
30,051	Bunzl PLC (Industrials)	1,047,955
379,060	CK Hutchison Holdings Ltd. (Industrials)	2,691,162
27,663	Diageo PLC (Consumer Staples)	1,281,242
270,967	Direct Line Insurance Group PLC (Financials)	878,680
7,000	Halma PLC (Information Technology)	196,645
925	Linde PLC (Materials)	300,329
90,812	National Grid PLC (Utilities)	1,340,215
108,169	RELX PLC (Industrials)	3,102,769
223,249	Sage Group PLC (The) (Information Technology)	1,847,416
58,324	Segro PLC REIT (Real Estate)	814,444
19,901	Severn Trent PLC (Utilities)	731,119
243,735	Tesco PLC (Consumer Staples)	795,595
22,352	United Utilities Group PLC (Utilities)	298,041

		20,153,641

United States – 66.5%
7,779	3M Co. (Industrials)	1,161,327
7,478	Abbott Laboratories (Health Care)	878,366

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
21,084	AbbVie, Inc. (Health Care)	$ 3,107,149
15,372	Accenture PLC, Class A (Information Technology)	4,587,927
6,220	Adobe, Inc. (Information Technology)*	2,590,506
25,449	Aflac, Inc. (Financials)	1,541,446
1,060	Agilent Technologies, Inc. (Health Care)	135,214
11,043	Akamai Technologies, Inc. (Information Technology)*	1,115,785
4,664	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	773,991
1,716	Alleghany Corp. (Financials)*	1,430,766
9,286	Alliant Energy Corp. (Utilities)	592,632
22,194	Allstate Corp. (The) (Financials)	3,033,698
1,335	Alphabet, Inc., Class A (Communication Services)*	3,037,445
1,283	Alphabet, Inc., Class C (Communication Services)*	2,926,241
11,897	Altria Group, Inc. (Consumer Staples)	643,509
2,241	Amazon.com, Inc. (Consumer Discretionary)*	5,387,790
18,127	Amdocs Ltd. (Information Technology)	1,575,055
9,963	Ameren Corp. (Utilities)	948,378
7,110	American Electric Power Co., Inc. (Utilities)	725,433
8,351	AmerisourceBergen Corp. (Health Care)	1,292,651
988	AMETEK, Inc. (Industrials)	120,012
2,980	Amgen, Inc. (Health Care)	765,085
25,042	Amphenol Corp., Class A (Information Technology)	1,774,476
291,126	Annaly Capital Management, Inc. REIT (Financials)	1,924,343
1,836	Anthem, Inc. (Health Care)	935,644
9,888	Aon PLC, Class A (Financials)	2,725,825
101,516	Apple, Inc. (Information Technology)	15,109,641
6,697	Arch Capital Group Ltd. (Financials)*	317,840
39,708	Archer-Daniels-Midland Co. (Consumer Staples)	3,606,281
7,139	Arthur J Gallagher & Co. (Financials)	1,156,090
134,907	AT&T, Inc. (Communication Services)	2,872,170
1,152	Atmos Energy Corp. (Utilities)	133,989
14,085	Automatic Data Processing, Inc. (Information Technology)	3,140,110
3,207	AutoZone, Inc. (Consumer Discretionary)*	6,605,298
7,397	AvalonBay Communities, Inc. REIT (Real Estate)	1,538,280

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
10,084	Bank of America Corp. (Financials)	$ 375,125
18,001	Baxter International, Inc. (Health Care)	1,368,976
4,880	Becton Dickinson and Co. (Health Care)	1,248,304
21,596	Berkshire Hathaway, Inc., Class B (Financials)*	6,823,904
41,831	Bristol-Myers Squibb Co. (Health Care)	3,156,149
1,758	Broadcom, Inc. (Information Technology)	1,019,869
5,856	Broadridge Financial Solutions, Inc. (Information Technology)	856,264
11,072	CDW Corp. (Information Technology)	1,880,690
6,305	CenterPoint Energy, Inc. (Utilities)	202,075
45,109	Cerner Corp. (Health Care)	4,278,589
14,255	C.H. Robinson Worldwide, Inc. (Industrials)	1,546,810
11,432	Chevron Corp. (Energy)	1,996,713
641	Chubb Ltd. (Financials)	135,437
15,741	Church & Dwight Co., Inc. (Consumer Staples)	1,417,634
2,337	Cintas Corp. (Industrials)	930,897
92,776	Cisco Systems, Inc. (Information Technology)	4,179,559
30,216	Citigroup, Inc. (Financials)	1,613,837
684	CME Group, Inc. (Financials)	136,000
6,173	CMS Energy Corp. (Utilities)	438,530
40,243	Coca-Cola Co. (The) (Consumer Staples)	2,550,601
32,150	Cognizant Technology Solutions Corp., Class A (Information Technology)	2,401,605
62,421	Colgate-Palmolive Co. (Consumer Staples)	4,919,399
27,516	Comcast Corp., Class A (Communication Services)	1,218,408
15,609	Consolidated Edison, Inc. (Utilities)	1,549,349
6,582	Constellation Energy Corp. (Utilities)	408,611
312	Cooper Cos., Inc. (The) (Health Care)	109,431
40,685	Corning, Inc. (Information Technology)	1,457,337
5,231	Costco Wholesale Corp. (Consumer Staples)	2,438,797
546	Crown Castle International Corp. REIT (Real Estate)	103,549
2,067	Cummins, Inc. (Industrials)	432,251
43,768	CVS Health Corp. (Health Care)	4,234,554
59,287	Dell Technologies, Inc., Class C (Information Technology)	2,960,793
13,635	Dollar General Corp. (Consumer Discretionary)	3,004,336
5,403	Dover Corp. (Industrials)	723,516

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,574	DTE Energy Co. (Utilities)	$ 739,726
7,436	Duke Energy Corp. (Utilities)	836,699
37,281	Duke Realty Corp. REIT (Real Estate)	1,969,555
752	Ecolab, Inc. (Materials)	123,260
5,274	Eli Lilly & Co. (Health Care)	1,653,083
1,318	Emerson Electric Co. (Industrials)	116,854
12,079	Equity Residential REIT (Real Estate)	928,030
1,208	Essex Property Trust, Inc. REIT (Real Estate)	342,891
7,154	Evergy, Inc. (Utilities)	500,351
25,350	Exelon Corp. (Utilities)	1,245,952
7,790	Extra Space Storage, Inc. REIT (Real Estate)	1,388,178
22,523	Exxon Mobil Corp. (Energy)	2,162,208
9,571	F5, Inc. (Information Technology)*	1,560,456
72,653	Fastenal Co. (Industrials)	3,891,295
15,742	Fidelity National Information Services, Inc. (Information Technology)	1,645,039
11,182	FirstEnergy Corp. (Utilities)	480,379
16,082	Fiserv, Inc. (Information Technology)*	1,611,095
2,914	FleetCor Technologies, Inc. (Information Technology)*	725,032
4,341	Fortive Corp. (Industrials)	268,144
18,141	General Dynamics Corp. (Industrials)	4,080,092
16,453	General Mills, Inc. (Consumer Staples)	1,149,242
27,629	Genuine Parts Co. (Consumer Discretionary)	3,777,713
49,874	Gilead Sciences, Inc. (Health Care)	3,234,329
176,314	GSK PLC (Health Care)	3,849,989
9,545	Hartford Financial Services Group, Inc. (The) (Financials)	692,108
8,616	Henry Schein, Inc. (Health Care)*	737,874
21,833	Hershey Co. (The) (Consumer Staples)	4,622,264
231,110	Hewlett Packard Enterprise Co. (Information Technology)	3,605,316
6,776	Hologic, Inc. (Health Care)*	510,030
19,305	Home Depot, Inc. (The) (Consumer Discretionary)	5,844,589
7,708	Illinois Tool Works, Inc. (Industrials)	1,603,804
35,954	Intel Corp. (Information Technology)	1,597,077
5,165	Intercontinental Exchange, Inc. (Financials)	528,844
31,911	International Business Machines Corp. (Information Technology)	4,430,523
11,189	International Paper Co. (Materials)	542,107

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,679	Intuit, Inc. (Information Technology)	$ 1,110,338
21,268	Invitation Homes, Inc. REIT (Real Estate)	802,229
5,711	IQVIA Holdings, Inc. (Health Care)*	1,229,293
3,926	J M Smucker Co. (The) (Consumer Staples)	492,203
31,976	Johnson & Johnson (Health Care)	5,740,651
13,035	JPMorgan Chase & Co. (Financials)	1,723,618
3,758	Kellogg Co. (Consumer Staples)	262,083
16,183	Keurig Dr Pepper, Inc. (Consumer Staples)	562,197
17,148	Keysight Technologies, Inc. (Information Technology)*	2,496,749
7,144	Kimberly-Clark Corp. (Consumer Staples)	950,295
28,106	Kraft Heinz Co. (The) (Consumer Staples)	1,063,250
3,071	L3Harris Technologies, Inc. (Industrials)	739,804
9,043	Laboratory Corp. of America Holdings (Health Care)	2,231,089
9,455	Liberty Media Corp.-Liberty SiriusXM, Class A (Communication Services)*	390,586
23,133	Liberty Media Corp.-Liberty SiriusXM, Class C (Communication Services)*	950,766
3,326	Lockheed Martin Corp. (Industrials)	1,463,806
24,388	Loews Corp. (Financials)	1,597,170
20,637	Lowe’s Cos., Inc. (Consumer Discretionary)	4,030,406
1,544	Markel Corp. (Financials)*	2,114,400
26,780	Marsh & McLennan Cos., Inc. (Financials)	4,283,461
45,296	Masco Corp. (Industrials)	2,567,830
346	Mastercard, Inc., Class A (Information Technology)	123,823
8,717	McCormick & Co., Inc. (Consumer Staples)	808,240
14,245	McDonald’s Corp. (Consumer Discretionary)	3,592,731
6,775	McKesson Corp. (Health Care)	2,226,875
5,854	Merck & Co., Inc. (Health Care)	538,744
14,543	Meta Platforms, Inc., Class A (Communication Services)*	2,816,106
44,973	Microsoft Corp. (Information Technology)	12,226,809
9,295	Mid-America Apartment Communities, Inc. REIT (Real Estate)	1,682,395
25,607	Mondelez International, Inc., Class A (Consumer Staples)	1,627,581
13,080	Moody’s Corp. (Financials)	3,944,536
16,821	Motorola Solutions, Inc. (Information Technology)	3,696,247
3,962	Nasdaq, Inc. (Financials)	615,140
13,759	Nestle SA (Consumer Staples)	1,679,415
37,961	NiSource, Inc. (Utilities)	1,193,873

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,390	Northrop Grumman Corp. (Industrials)	$ 2,054,388
6,028	NortonLifeLock, Inc. (Information Technology)	146,722
6,005	NVIDIA Corp. (Information Technology)	1,121,254
9,311	Omnicom Group, Inc. (Communication Services)	694,694
3,118	Oracle Corp. (Information Technology)	224,247
11,457	O’Reilly Automotive, Inc. (Consumer Discretionary)*	7,300,057
8,906	Otis Worldwide Corp. (Industrials)	662,606
29,957	Paychex, Inc. (Information Technology)	3,709,575
29,453	PepsiCo, Inc. (Consumer Staples)	4,940,741
38,004	Pfizer, Inc. (Health Care)	2,015,732
33,880	Philip Morris International, Inc. (Consumer Staples)	3,599,750
4,079	PPL Corp. (Utilities)	123,104
23,513	Procter & Gamble Co. (The) (Consumer Staples)	3,477,102
4,792	Progressive Corp. (The) (Financials)	572,069
13,090	Prologis, Inc. REIT (Real Estate)	1,668,713
6,371	Public Storage REIT (Real Estate)	2,106,507
20,751	Quest Diagnostics, Inc. (Health Care)	2,926,306
1,248	Raytheon Technologies Corp. (Industrials)	118,710
5,577	Realty Income Corp. REIT (Real Estate)	380,463
3,742	Regeneron Pharmaceuticals, Inc. (Health Care)*	2,487,457
20,580	Republic Services, Inc. (Industrials)	2,754,427
819	Roper Technologies, Inc. (Information Technology)	362,358
11,969	S&P Global, Inc. (Financials)	4,182,926
1,128	Salesforce, Inc. (Information Technology)*	180,751
1,251	SBA Communications Corp. REIT (Real Estate)	421,099
4,135	Sherwin-Williams Co. (The) (Materials)	1,108,345
15,510	Southern Co. (The) (Utilities)	1,173,487
34,375	SS&C Technologies Holdings, Inc. (Information Technology)	2,199,656
480	Stryker Corp. (Health Care)	112,560
1,410	Swiss Re AG (Financials)	116,089
22,567	Target Corp. (Consumer Discretionary)	3,653,146
15,605	Texas Instruments, Inc. (Information Technology)	2,758,340
396	Thermo Fisher Scientific, Inc. (Health Care)	224,758

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
22,560	TJX Cos., Inc. (The) (Consumer Discretionary)	$ 1,434,139
8,743	Travelers Cos., Inc. (The) (Financials)	1,565,347
27,336	Tyson Foods, Inc., Class A (Consumer Staples)	2,449,579
22,228	UDR, Inc. REIT (Real Estate)	1,062,498
680	Union Pacific Corp. (Industrials)	149,450
10,809	UnitedHealth Group, Inc. (Health Care)	5,369,695
20,410	VeriSign, Inc. (Information Technology)*	3,562,565
65,374	Verizon Communications, Inc. (Communication Services)	3,353,032
4,489	Vertex Pharmaceuticals, Inc. (Health Care)*	1,205,970
2,201	Visa, Inc., Class A (Information Technology)	466,986
10,732	VMware, Inc., Class A (Information Technology)	1,374,769
3,415	W R Berkley Corp. (Financials)	242,909
38,730	Walmart, Inc. (Consumer Staples)	4,981,840
1,557	Waste Connections, Inc. (Industrials)	198,680
24,076	Waste Management, Inc. (Industrials)	3,816,287
28,822	Williams Cos., Inc. (The) (Energy)	1,068,143
5,977	W.P. Carey, Inc. REIT (Real Estate)	502,905
7,962	W.W. Grainger, Inc. (Industrials)	3,878,051
34,784	Yum! Brands, Inc. (Consumer Discretionary)	4,225,212
3,992	Zebra Technologies Corp., Class A (Information Technology)*	1,350,054
7,145	Zoetis, Inc. (Health Care)	1,221,295

		381,954,704

TOTAL INVESTMENTS – 99.6% (Cost $605,305,179)		$572,202,715

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		2,296,004

NET ASSETS – 100.0%		$574,498,719

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Total Market Value
Information Technology	20.5%
Financials	16.3
Consumer Staples	12.8
Health Care	12.7
Industrials	10.0
Consumer Discretionary	9.8
Communication Services	8.2
Utilities	3.7
Real Estate	3.4
Energy	1.3
Materials	1.3
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2022:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$52,939,874	$—	$—
Asia	942,724,770	24,544,308	397,629	(b)
Europe	20,380,576	—	—
North America	39,063,913	—	—
South America	50,729,306	16,917,778	—
Securities Lending Reinvestment Vehicle	11,303,740	—	—

Total	$1,117,142,179	$41,462,086	$397,629

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$63,194	$—	$—
Asia	99,681	—	—
Europe	17,254,550	126,430	—
North America	1,161,684	—	—
Oceania	258,296	—	—
South America	31,373	—	—
Securities Lending Reinvestment Vehicle	714,030	—	—

Total	$19,582,808	$126,430	$—

Derivative Type

Assets(c)
Futures Contracts	$6,507	$—	$—

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$8,694,675	$—	$—
Asia	680,598,931	—	—
Europe	1,567,256,956	13,013,809	—
North America	477,070,154	2,273,284	—
Oceania	224,652,570	—	—
South America	3,706,114	—	—
Securities Lending Reinvestment Vehicle	88,970,469	—	—

Total	$3,050,949,869	$15,287,093	$—

Derivative Type

Assets(c)
Futures Contracts	$509,410	$—	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,673,078	$—	$—
Securities Lending Reinvestment Vehicle	77,593	—	—

Total	$12,750,671	$—	$—

Derivative Type

Liabilities(c)
Futures Contracts	$(3,170)	$—	$—

ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$6,831,535	$—	$—
Securities Lending Reinvestment Vehicle	5,005	—	—

Total	$6,836,540	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$11,995,192,214	$—	$—
Securities Lending Reinvestment Vehicle	16,831,303	—	—

Total	$12,012,023,517	$—	$—

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$355,638	$—	$—
Asia	1,723,621	—	—
Europe	1,621,565	—	—
North America	419,874,431	—	—
South America	341,875	—	—
Securities Lending Reinvestment Vehicle	3,783,028	—	—

Total	$427,700,158	$—	$—

Derivative Type

Assets(c)
Futures Contracts	$45,838	$—	$—

ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$45,150,637	$—	$—
Europe	102,680,512	—	—
North America	409,134,750	—	—
Oceania	15,236,816	—	—

Total	$572,202,715	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.
(b)	Amount represents valuations of Russian investments that GSAM has determined include significant unobservable inputs as of May 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, August 31, 2021, they were classified as either Level 1 or Level 2.
(c)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. Furthermore, the index providers for the reference indices upon which the Funds’ Indices are based may delay or change a scheduled rebalancing or reconstitution of an index or the implementation of certain rules at their sole discretion. In such circumstances, a Fund, in replicating the composition of an index, may have more or less exposure to a particular sector or individual company than had the index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.